UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Emerging Markets Fund

Class A EAEMX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	1.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, MSCI Emerging Markets Index (the Index):

↓ Diversification by sector and country ― via a system of targeted country weightings and systematically rebalancing those weights as they change ― hurt returns

↓ The Fund’s underweight exposure to Taiwan detracted from returns versus the Index during a period when information technology stocks generally rallied in price

↓ An underweight exposure to the Chinese market ― boosted by monetary stimulus from the People’s Bank of China ― detracted from the Fund’s Index-relative returns

↓ An overweight exposure to Mexico hurt the Fund’s Index-relative returns, as Mexican stock prices declined during the tumultuous U.S. presidential election

↑ In contrast, the Fund’s exposure to out-of-Index “frontier market countries” contributed to performance relative to the Index during the period

↑ The Fund’s underweight exposure to South Korea ― a county negatively impacted by political turmoil during the period ― contributed to returns versus the Index

↑ An underweight exposure to India contributed to Index-relative returns during a period when Indian stock prices fell amid weak economic growth projections

↑ Sector allocations and weightings in Thailand boosted returns, partly due to an overweight exposure to the technology sector, which rallied during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI Emerging Markets Index
1/15	$10,000	$10,000
2/15	$9,790	$10,310
3/15	$9,495	$10,163
4/15	$10,104	$10,945
5/15	$9,781	$10,506
6/15	$9,567	$10,234
7/15	$9,095	$9,524
8/15	$8,381	$8,663
9/15	$8,090	$8,402
10/15	$8,485	$9,001
11/15	$8,166	$8,650
12/15	$7,972	$8,458
1/16	$7,619	$7,909
2/16	$7,688	$7,896
3/16	$8,596	$8,941
4/16	$8,797	$8,989
5/16	$8,409	$8,654
6/16	$8,683	$9,000
7/16	$9,070	$9,453
8/16	$9,091	$9,688
9/16	$9,161	$9,812
10/16	$9,161	$9,836
11/16	$8,789	$9,383
12/16	$8,931	$9,404
1/17	$9,395	$9,918
2/17	$9,614	$10,222
3/17	$9,818	$10,480
4/17	$9,959	$10,709
5/17	$10,135	$11,026
6/17	$10,156	$11,137
7/17	$10,631	$11,801
8/17	$10,880	$12,064
9/17	$10,809	$12,016
10/17	$10,909	$12,437
11/17	$10,894	$12,462
12/17	$11,343	$12,910
1/18	$12,151	$13,986
2/18	$11,704	$13,341
3/18	$11,559	$13,093
4/18	$11,444	$13,035
5/18	$10,860	$12,573
6/18	$10,485	$12,050
7/18	$10,802	$12,315
8/18	$10,394	$11,982
9/18	$10,379	$11,919
10/18	$9,745	$10,881
11/18	$9,961	$11,329
12/18	$9,753	$11,029
1/19	$10,519	$11,995
2/19	$10,460	$12,022
3/19	$10,446	$12,122
4/19	$10,578	$12,378
5/19	$10,144	$11,479
6/19	$10,630	$12,196
7/19	$10,461	$12,047
8/19	$10,019	$11,459
9/19	$10,144	$11,678
10/19	$10,416	$12,171
11/19	$10,409	$12,154
12/19	$10,954	$13,061
1/20	$10,471	$12,452
2/20	$9,671	$11,795
3/20	$7,587	$9,978
4/20	$8,266	$10,892
5/20	$8,538	$10,976
6/20	$8,938	$11,783
7/20	$9,369	$12,836
8/20	$9,566	$13,119
9/20	$9,331	$12,909
10/20	$9,263	$13,175
11/20	$10,435	$14,393
12/20	$11,243	$15,452
1/21	$11,228	$15,925
2/21	$11,381	$16,047
3/21	$11,434	$15,805
4/21	$11,724	$16,198
5/21	$12,175	$16,574
6/21	$12,236	$16,602
7/21	$11,816	$15,485
8/21	$12,228	$15,890
9/21	$11,930	$15,259
10/21	$11,976	$15,409
11/21	$11,358	$14,781
12/21	$11,715	$15,059
1/22	$11,723	$14,774
2/22	$11,366	$14,332
3/22	$11,312	$14,008
4/22	$10,800	$13,229
5/22	$10,792	$13,287
6/22	$10,039	$12,404
7/22	$10,164	$12,374
8/22	$10,156	$12,426
9/22	$9,287	$10,969
10/22	$9,458	$10,628
11/22	$10,474	$12,205
12/22	$10,391	$12,033
1/23	$10,982	$12,983
2/23	$10,504	$12,142
3/23	$10,723	$12,509
4/23	$10,812	$12,368
5/23	$10,545	$12,160
6/23	$10,917	$12,621
7/23	$11,565	$13,407
8/23	$11,087	$12,581
9/23	$10,804	$12,252
10/23	$10,342	$11,776
11/23	$11,006	$12,719
12/23	$11,372	$13,216
1/24	$11,048	$12,602
2/24	$11,397	$13,202
3/24	$11,613	$13,529
4/24	$11,622	$13,589
5/24	$11,830	$13,666
6/24	$11,871	$14,205
7/24	$12,038	$14,248
8/24	$12,221	$14,478
9/24	$12,745	$15,444
10/24	$12,321	$14,757
11/24	$12,121	$14,227
12/24	$11,987	$14,208
1/25	$12,250	$14,462

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	10.90%	3.19%	2.60%
Class A with 5.25% Maximum Sales Charge	5.05%	2.08%	2.05%
MSCI Emerging Markets Index (net of foreign withholding taxes)	14.75%	3.03%	3.75%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$177,148,909
# of Portfolio Holdings	1,164
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,263,339

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.7%
North America	1.0%
Africa	9.1%
Middle East	11.6%
Emerging Europe	13.1%
Latin America	15.6%
Asia	48.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Tencent Holdings Ltd.	0.9%
Delta Electronics Thailand PCL	0.9%
America Movil SAB de CV, Series B	0.7%
Infosys Ltd.	0.7%
Samsung Electronics Co. Ltd.	0.6%
Petroleo Brasileiro SA, PFC Shares	0.5%
Turkcell Iletisim Hizmetleri AS	0.5%
Naspers Ltd., Class N	0.5%
Turkiye Petrol Rafinerileri AS	0.5%
Total	7.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

EAEMX-TSR-AR

Parametric Emerging Markets Fund

Class C ECEMX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$235	2.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, MSCI Emerging Markets Index (the Index):

↓ Diversification by sector and country ― via a system of targeted country weightings and systematically rebalancing those weights as they change ― hurt returns

↓ The Fund’s underweight exposure to Taiwan detracted from returns versus the Index during a period when information technology stocks generally rallied in price

↓ An underweight exposure to the Chinese market ― boosted by monetary stimulus from the People’s Bank of China ― detracted from the Fund’s Index-relative returns

↓ An overweight exposure to Mexico hurt the Fund’s Index-relative returns, as Mexican stock prices declined during the tumultuous U.S. presidential election

↑ In contrast, the Fund’s exposure to out-of-Index “frontier market countries” contributed to performance relative to the Index during the period

↑ The Fund’s underweight exposure to South Korea ― a county negatively impacted by political turmoil during the period ― contributed to returns versus the Index

↑ An underweight exposure to India contributed to Index-relative returns during a period when Indian stock prices fell amid weak economic growth projections

↑ Sector allocations and weightings in Thailand boosted returns, partly due to an overweight exposure to the technology sector, which rallied during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI Emerging Markets Index
1/15	$10,000	$10,000
2/15	$10,327	$10,310
3/15	$10,007	$10,163
4/15	$10,647	$10,945
5/15	$10,302	$10,506
6/15	$10,060	$10,234
7/15	$9,567	$9,524
8/15	$8,801	$8,663
9/15	$8,500	$8,402
10/15	$8,904	$9,001
11/15	$8,566	$8,650
12/15	$8,352	$8,458
1/16	$7,977	$7,909
2/16	$8,051	$7,896
3/16	$8,993	$8,941
4/16	$9,191	$8,989
5/16	$8,779	$8,654
6/16	$9,064	$9,000
7/16	$9,466	$9,453
8/16	$9,474	$9,688
9/16	$9,548	$9,812
10/16	$9,541	$9,836
11/16	$9,146	$9,383
12/16	$9,288	$9,404
1/17	$9,772	$9,918
2/17	$9,988	$10,222
3/17	$10,196	$10,480
4/17	$10,330	$10,709
5/17	$10,509	$11,026
6/17	$10,524	$11,137
7/17	$11,011	$11,801
8/17	$11,260	$12,064
9/17	$11,177	$12,016
10/17	$11,282	$12,437
11/17	$11,252	$12,462
12/17	$11,713	$12,910
1/18	$12,539	$13,986
2/18	$12,062	$13,341
3/18	$11,918	$13,093
4/18	$11,789	$13,035
5/18	$11,175	$12,573
6/18	$10,788	$12,050
7/18	$11,107	$12,315
8/18	$10,674	$11,982
9/18	$10,652	$11,919
10/18	$10,000	$10,881
11/18	$10,219	$11,329
12/18	$9,995	$11,029
1/19	$10,771	$11,995
2/19	$10,702	$12,022
3/19	$10,679	$12,122
4/19	$10,809	$12,378
5/19	$10,364	$11,479
6/19	$10,856	$12,196
7/19	$10,671	$12,047
8/19	$10,218	$11,459
9/19	$10,341	$11,678
10/19	$10,610	$12,171
11/19	$10,587	$12,154
12/19	$11,141	$13,061
1/20	$10,641	$12,452
2/20	$9,821	$11,795
3/20	$7,695	$9,978
4/20	$8,383	$10,892
5/20	$8,656	$10,976
6/20	$9,055	$11,783
7/20	$9,485	$12,836
8/20	$9,673	$13,119
9/20	$9,438	$12,909
10/20	$9,360	$13,175
11/20	$10,534	$14,393
12/20	$11,340	$15,452
1/21	$11,324	$15,925
2/21	$11,473	$16,047
3/21	$11,520	$15,805
4/21	$11,802	$16,198
5/21	$12,248	$16,574
6/21	$12,303	$16,602
7/21	$11,872	$15,485
8/21	$12,287	$15,890
9/21	$11,974	$15,259
10/21	$12,013	$15,409
11/21	$11,387	$14,781
12/21	$11,739	$15,059
1/22	$11,731	$14,774
2/22	$11,377	$14,332
3/22	$11,314	$14,008
4/22	$10,794	$13,229
5/22	$10,778	$13,287
6/22	$10,022	$12,404
7/22	$10,140	$12,374
8/22	$10,124	$12,426
9/22	$9,250	$10,969
10/22	$9,415	$10,628
11/22	$10,423	$12,205
12/22	$10,331	$12,033
1/23	$10,918	$12,983
2/23	$10,437	$12,142
3/23	$10,641	$12,509
4/23	$10,722	$12,368
5/23	$10,453	$12,160
6/23	$10,820	$12,621
7/23	$11,448	$13,407
8/23	$10,975	$12,581
9/23	$10,681	$12,252
10/23	$10,225	$11,776
11/23	$10,869	$12,719
12/23	$11,229	$13,216
1/24	$10,891	$12,602
2/24	$11,229	$13,202
3/24	$11,444	$13,529
4/24	$11,436	$13,589
5/24	$11,642	$13,666
6/24	$11,667	$14,205
7/24	$11,832	$14,248
8/24	$12,006	$14,478
9/24	$12,510	$15,444
10/24	$12,089	$14,757
11/24	$11,882	$14,227
12/24	$11,738	$14,208
1/25	$12,180	$14,462

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	10.10%	2.41%	1.99%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	9.10%	2.41%	1.99%
MSCI Emerging Markets Index (net of foreign withholding taxes)	14.75%	3.03%	3.75%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$177,148,909
# of Portfolio Holdings	1,164
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,263,339

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.7%
North America	1.0%
Africa	9.1%
Middle East	11.6%
Emerging Europe	13.1%
Latin America	15.6%
Asia	48.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Tencent Holdings Ltd.	0.9%
Delta Electronics Thailand PCL	0.9%
America Movil SAB de CV, Series B	0.7%
Infosys Ltd.	0.7%
Samsung Electronics Co. Ltd.	0.6%
Petroleo Brasileiro SA, PFC Shares	0.5%
Turkcell Iletisim Hizmetleri AS	0.5%
Naspers Ltd., Class N	0.5%
Turkiye Petrol Rafinerileri AS	0.5%
Total	7.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

ECEMX-TSR-AR

Parametric Emerging Markets Fund

Class I EIEMX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$131	1.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, MSCI Emerging Markets Index (the Index):

↓ Diversification by sector and country ― via a system of targeted country weightings and systematically rebalancing those weights as they change ― hurt returns

↓ The Fund’s underweight exposure to Taiwan detracted from returns versus the Index during a period when information technology stocks generally rallied in price

↓ An underweight exposure to the Chinese market ― boosted by monetary stimulus from the People’s Bank of China ― detracted from the Fund’s Index-relative returns

↓ An overweight exposure to Mexico hurt the Fund’s Index-relative returns, as Mexican stock prices declined during the tumultuous U.S. presidential election

↑ In contrast, the Fund’s exposure to out-of-Index “frontier market countries” contributed to performance relative to the Index during the period

↑ The Fund’s underweight exposure to South Korea ― a county negatively impacted by political turmoil during the period ― contributed to returns versus the Index

↑ An underweight exposure to India contributed to Index-relative returns during a period when Indian stock prices fell amid weak economic growth projections

↑ Sector allocations and weightings in Thailand boosted returns, partly due to an overweight exposure to the technology sector, which rallied during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI Emerging Markets Index
1/15	$1,000,000	$1,000,000
2/15	$1,033,114	$1,030,963
3/15	$1,002,151	$1,016,302
4/15	$1,066,944	$1,094,471
5/15	$1,033,155	$1,050,641
6/15	$1,009,800	$1,023,355
7/15	$960,911	$952,417
8/15	$885,029	$866,274
9/15	$855,112	$840,213
10/15	$896,698	$900,148
11/15	$863,136	$865,036
12/15	$843,187	$845,753
1/16	$805,954	$790,885
2/16	$813,257	$789,591
3/16	$909,625	$894,076
4/16	$930,799	$898,935
5/16	$889,912	$865,403
6/16	$919,021	$899,990
7/16	$960,430	$945,280
8/16	$962,645	$968,772
9/16	$970,039	$981,229
10/16	$970,045	$983,568
11/16	$931,604	$938,294
12/16	$946,659	$940,366
1/17	$996,488	$991,825
2/17	$1,019,543	$1,022,187
3/17	$1,041,846	$1,047,991
4/17	$1,056,725	$1,070,935
5/17	$1,076,060	$1,102,596
6/17	$1,077,555	$1,113,695
7/17	$1,128,442	$1,180,082
8/17	$1,154,739	$1,206,405
9/17	$1,147,981	$1,201,608
10/17	$1,159,250	$1,243,731
11/17	$1,157,751	$1,246,228
12/17	$1,205,551	$1,290,964
1/18	$1,291,057	$1,398,560
2/18	$1,243,729	$1,334,059
3/18	$1,229,216	$1,309,255
4/18	$1,217,004	$1,303,462
5/18	$1,155,157	$1,257,275
6/18	$1,115,458	$1,205,039
7/18	$1,149,810	$1,231,511
8/18	$1,106,226	$1,198,212
9/18	$1,104,702	$1,191,852
10/18	$1,037,468	$1,088,063
11/18	$1,061,155	$1,132,901
12/18	$1,039,217	$1,102,889
1/19	$1,120,664	$1,199,456
2/19	$1,114,395	$1,202,152
3/19	$1,113,611	$1,212,242
4/19	$1,127,700	$1,237,762
5/19	$1,081,488	$1,147,948
6/19	$1,133,953	$1,219,593
7/19	$1,115,945	$1,204,680
8/19	$1,069,734	$1,145,943
9/19	$1,083,040	$1,167,819
10/19	$1,112,022	$1,217,062
11/19	$1,111,246	$1,215,388
12/19	$1,170,706	$1,306,062
1/20	$1,118,414	$1,245,181
2/20	$1,033,119	$1,179,518
3/20	$810,246	$997,846
4/20	$883,467	$1,089,222
5/20	$913,241	$1,097,588
6/20	$955,888	$1,178,271
7/20	$1,002,555	$1,283,563
8/20	$1,022,769	$1,311,936
9/20	$998,587	$1,290,893
10/20	$991,330	$1,317,490
11/20	$1,116,257	$1,439,341
12/20	$1,203,116	$1,545,152
1/21	$1,202,303	$1,592,523
2/21	$1,218,650	$1,604,703
3/21	$1,225,187	$1,580,468
4/21	$1,256,243	$1,619,818
5/21	$1,304,470	$1,657,382
6/21	$1,311,833	$1,660,239
7/21	$1,266,874	$1,548,507
8/21	$1,311,827	$1,589,040
9/21	$1,279,951	$1,525,890
10/21	$1,284,038	$1,540,940
11/21	$1,218,651	$1,478,142
12/21	$1,257,274	$1,505,877
1/22	$1,258,108	$1,477,372
2/22	$1,220,614	$1,433,213
3/22	$1,214,782	$1,400,843
4/22	$1,159,792	$1,322,919
5/22	$1,158,959	$1,328,744
6/22	$1,078,973	$1,240,449
7/22	$1,092,304	$1,237,402
8/22	$1,092,304	$1,242,568
9/22	$998,154	$1,096,899
10/22	$1,017,318	$1,062,842
11/22	$1,126,465	$1,220,480
12/22	$1,118,071	$1,203,326
1/23	$1,181,737	$1,298,342
2/23	$1,131,153	$1,214,154
3/23	$1,154,701	$1,250,928
4/23	$1,164,294	$1,236,751
5/23	$1,135,514	$1,215,979
6/23	$1,175,632	$1,262,149
7/23	$1,246,275	$1,340,720
8/23	$1,194,819	$1,258,131
9/23	$1,164,294	$1,225,228
10/23	$1,115,455	$1,177,622
11/23	$1,186,970	$1,271,867
12/23	$1,226,878	$1,321,590
1/24	$1,190,952	$1,260,224
2/24	$1,229,572	$1,320,176
3/24	$1,252,924	$1,352,889
4/24	$1,253,823	$1,358,942
5/24	$1,277,175	$1,366,618
6/24	$1,281,665	$1,420,522
7/24	$1,300,527	$1,424,750
8/24	$1,320,286	$1,447,753
9/24	$1,376,870	$1,544,427
10/24	$1,331,962	$1,475,741
11/24	$1,310,406	$1,422,717
12/24	$1,295,869	$1,420,764
1/25	$1,325,567	$1,446,153

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	11.30%	3.45%	2.86%
MSCI Emerging Markets Index (net of foreign withholding taxes)	14.75%	3.03%	3.75%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$177,148,909
# of Portfolio Holdings	1,164
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,263,339

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.7%
North America	1.0%
Africa	9.1%
Middle East	11.6%
Emerging Europe	13.1%
Latin America	15.6%
Asia	48.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Tencent Holdings Ltd.	0.9%
Delta Electronics Thailand PCL	0.9%
America Movil SAB de CV, Series B	0.7%
Infosys Ltd.	0.7%
Samsung Electronics Co. Ltd.	0.6%
Petroleo Brasileiro SA, PFC Shares	0.5%
Turkcell Iletisim Hizmetleri AS	0.5%
Naspers Ltd., Class N	0.5%
Turkiye Petrol Rafinerileri AS	0.5%
Total	7.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

EIEMX-TSR-AR

Parametric Emerging Markets Fund

Class R6 EREMX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$124	1.17%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, MSCI Emerging Markets Index (the Index):

↓ Diversification by sector and country ― via a system of targeted country weightings and systematically rebalancing those weights as they change ― hurt returns

↓ The Fund’s underweight exposure to Taiwan detracted from returns versus the Index during a period when information technology stocks generally rallied in price

↓ An underweight exposure to the Chinese market ― boosted by monetary stimulus from the People’s Bank of China ― detracted from the Fund’s Index-relative returns

↓ An overweight exposure to Mexico hurt the Fund’s Index-relative returns, as Mexican stock prices declined during the tumultuous U.S. presidential election

↑ In contrast, the Fund’s exposure to out-of-Index “frontier market countries” contributed to performance relative to the Index during the period

↑ The Fund’s underweight exposure to South Korea ― a county negatively impacted by political turmoil during the period ― contributed to returns versus the Index

↑ An underweight exposure to India contributed to Index-relative returns during a period when Indian stock prices fell amid weak economic growth projections

↑ Sector allocations and weightings in Thailand boosted returns, partly due to an overweight exposure to the technology sector, which rallied during the period

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI Emerging Markets Index
1/15	$5,000,000	$5,000,000
2/15	$5,169,169	$5,154,814
3/15	$5,010,791	$5,081,510
4/15	$5,338,358	$5,472,355
5/15	$5,166,050	$5,253,207
6/15	$5,052,918	$5,116,773
7/15	$4,804,822	$4,762,084
8/15	$4,429,038	$4,331,368
9/15	$4,275,792	$4,201,064
10/15	$4,487,381	$4,500,742
11/15	$4,319,570	$4,325,179
12/15	$4,219,085	$4,228,764
1/16	$4,032,784	$3,954,426
2/16	$4,069,326	$3,947,956
3/16	$4,551,528	$4,470,379
4/16	$4,657,472	$4,494,674
5/16	$4,452,888	$4,327,014
6/16	$4,602,404	$4,499,952
7/16	$4,805,896	$4,726,398
8/16	$4,816,976	$4,843,859
9/16	$4,857,678	$4,906,144
10/16	$4,857,648	$4,917,842
11/16	$4,661,538	$4,691,469
12/16	$4,739,478	$4,701,829
1/17	$4,988,950	$4,959,127
2/17	$5,100,652	$5,110,935
3/17	$5,216,089	$5,239,953
4/17	$5,290,582	$5,354,673
5/17	$5,387,386	$5,512,981
6/17	$5,398,594	$5,568,477
7/17	$5,649,729	$5,900,412
8/17	$5,785,150	$6,032,023
9/17	$5,747,579	$6,008,038
10/17	$5,804,000	$6,218,654
11/17	$5,796,493	$6,231,138
12/17	$6,038,286	$6,454,818
1/18	$6,470,389	$6,992,799
2/18	$6,229,507	$6,670,296
3/18	$6,160,637	$6,546,273
4/18	$6,095,603	$6,517,310
5/18	$5,785,828	$6,286,376
6/18	$5,590,812	$6,025,196
7/18	$5,759,034	$6,157,553
8/18	$5,544,896	$5,991,058
9/18	$5,537,233	$5,959,261
10/18	$5,196,695	$5,440,313
11/18	$5,319,172	$5,664,507
12/18	$5,205,418	$5,514,447
1/19	$5,617,629	$5,997,279
2/19	$5,586,207	$6,010,762
3/19	$5,578,350	$6,061,209
4/19	$5,649,014	$6,188,809
5/19	$5,421,349	$5,739,740
6/19	$5,680,420	$6,097,964
7/19	$5,590,171	$6,023,398
8/19	$5,358,577	$5,729,717
9/19	$5,429,234	$5,839,096
10/19	$5,574,517	$6,085,312
11/19	$5,570,628	$6,076,939
12/19	$5,865,001	$6,530,311
1/20	$5,610,693	$6,225,903
2/20	$5,178,759	$5,897,592
3/20	$4,064,683	$4,989,228
4/20	$4,432,004	$5,446,111
5/20	$4,577,332	$5,487,941
6/20	$4,795,277	$5,891,354
7/20	$5,025,348	$6,417,816
8/20	$5,130,750	$6,559,679
9/20	$5,009,442	$6,454,467
10/20	$4,968,995	$6,587,448
11/20	$5,599,725	$7,196,704
12/20	$6,037,040	$7,725,759
1/21	$6,028,835	$7,962,614
2/21	$6,115,063	$8,023,517
3/21	$6,143,783	$7,902,341
4/21	$6,299,712	$8,099,092
5/21	$6,541,893	$8,286,912
6/21	$6,578,803	$8,301,194
7/21	$6,361,285	$7,742,537
8/21	$6,587,008	$7,945,199
9/21	$6,426,950	$7,629,452
10/21	$6,451,574	$7,704,700
11/21	$6,119,145	$7,390,708
12/21	$6,315,167	$7,529,384
1/22	$6,319,354	$7,386,860
2/22	$6,130,904	$7,166,065
3/22	$6,105,778	$7,004,215
4/22	$5,829,385	$6,614,596
5/22	$5,825,197	$6,643,719
6/22	$5,423,170	$6,202,247
7/22	$5,490,175	$6,187,011
8/22	$5,485,987	$6,212,840
9/22	$5,016,956	$5,484,495
10/22	$5,113,275	$5,314,210
11/22	$5,661,873	$6,102,402
12/22	$5,620,379	$6,016,629
1/23	$5,940,666	$6,491,710
2/23	$5,686,192	$6,070,772
3/23	$5,804,654	$6,254,639
4/23	$5,852,916	$6,183,757
5/23	$5,712,516	$6,079,894
6/23	$5,914,341	$6,310,746
7/23	$6,265,341	$6,703,599
8/23	$6,010,866	$6,290,656
9/23	$5,857,304	$6,126,141
10/23	$5,611,604	$5,888,111
11/23	$5,966,991	$6,359,337
12/23	$6,172,422	$6,607,950
1/24	$5,991,545	$6,301,119
2/24	$6,185,988	$6,600,878
3/24	$6,308,080	$6,764,446
4/24	$6,312,601	$6,794,712
5/24	$6,425,650	$6,833,090
6/24	$6,448,259	$7,102,611
7/24	$6,543,219	$7,123,749
8/24	$6,647,224	$7,238,765
9/24	$6,932,105	$7,722,134
10/24	$6,706,009	$7,378,706
11/24	$6,592,961	$7,113,587
12/24	$6,525,189	$7,103,818
1/25	$6,670,119	$7,230,765

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R6	11.33%	3.52%	2.92%
MSCI Emerging Markets Index (net of foreign withholding taxes)	14.75%	3.03%	3.75%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$177,148,909
# of Portfolio Holdings	1,164
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,263,339

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.7%
North America	1.0%
Africa	9.1%
Middle East	11.6%
Emerging Europe	13.1%
Latin America	15.6%
Asia	48.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Tencent Holdings Ltd.	0.9%
Delta Electronics Thailand PCL	0.9%
America Movil SAB de CV, Series B	0.7%
Infosys Ltd.	0.7%
Samsung Electronics Co. Ltd.	0.6%
Petroleo Brasileiro SA, PFC Shares	0.5%
Turkcell Iletisim Hizmetleri AS	0.5%
Naspers Ltd., Class N	0.5%
Turkiye Petrol Rafinerileri AS	0.5%
Total	7.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

EREMX-TSR-AR

Parametric International Equity Fund

Class A EAISX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.78%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, MSCI EAFE Index (the Index):

↓ The Fund’s emphasis on broad security diversification ― with a focus on reducing portfolio volatility ― detracted from Index-relative returns during the period

↓ Sector allocations in Germany hurt returns due to an overweight exposure to utilities, which fell in value amid natural gas supply-chain disruptions by Russia

↓ An underweight exposure to the United Kingdom detracted from Fund returns as U.K. markets performed well against a backdrop of improving economic conditions

↓ Stock selections in Australia hurt returns, partly from exposures to small-cap securities in the information technology sector, which underperformed the Index

↑ Diversification by country ― via a system of targeted country weightings and systematically rebalancing those weights as they change ― contributed to returns

↑ Sector allocations in the Netherlands helped Index-relative returns, partly due to an underweight exposure to the poor-performing information technology sector

↑ Sector allocations in Denmark helped Index-relative returns, partly due to an overweight exposure to the consumer discretionary sector, which performed well

↑ An overweight exposure to Israel contributed to Index-relative returns, as Israeli stock prices generally climbed despite regional unrest during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI EAFE Index
1/15	$10,000	$10,000
2/15	$9,989	$10,598
3/15	$9,840	$10,437
4/15	$10,255	$10,863
5/15	$10,222	$10,807
6/15	$9,948	$10,501
7/15	$10,147	$10,719
8/15	$9,458	$9,931
9/15	$9,118	$9,426
10/15	$9,674	$10,163
11/15	$9,624	$10,005
12/15	$9,563	$9,870
1/16	$9,121	$9,157
2/16	$8,977	$8,989
3/16	$9,588	$9,574
4/16	$9,767	$9,851
5/16	$9,716	$9,761
6/16	$9,539	$9,434
7/16	$9,922	$9,912
8/16	$9,913	$9,919
9/16	$10,058	$10,041
10/16	$9,726	$9,835
11/16	$9,437	$9,639
12/16	$9,699	$9,969
1/17	$9,992	$10,258
2/17	$10,131	$10,405
3/17	$10,467	$10,691
4/17	$10,770	$10,963
5/17	$11,253	$11,366
6/17	$11,193	$11,346
7/17	$11,504	$11,673
8/17	$11,547	$11,669
9/17	$11,763	$11,959
10/17	$11,927	$12,140
11/17	$12,030	$12,268
12/17	$12,170	$12,465
1/18	$12,719	$13,090
2/18	$12,099	$12,499
3/18	$12,125	$12,274
4/18	$12,294	$12,554
5/18	$12,161	$12,272
6/18	$12,037	$12,122
7/18	$12,320	$12,420
8/18	$12,176	$12,181
9/18	$12,167	$12,286
10/18	$11,232	$11,308
11/18	$11,259	$11,294
12/18	$10,769	$10,746
1/19	$11,482	$11,452
2/19	$11,711	$11,744
3/19	$11,830	$11,818
4/19	$12,104	$12,150
5/19	$11,647	$11,567
6/19	$12,269	$12,253
7/19	$12,013	$12,097
8/19	$11,818	$11,784
9/19	$12,075	$12,122
10/19	$12,487	$12,557
11/19	$12,652	$12,699
12/19	$13,040	$13,111
1/20	$12,806	$12,838
2/20	$11,907	$11,677
3/20	$10,073	$10,119
4/20	$10,859	$10,772
5/20	$11,430	$11,241
6/20	$11,795	$11,624
7/20	$12,170	$11,895
8/20	$12,719	$12,507
9/20	$12,354	$12,182
10/20	$11,848	$11,695
11/20	$13,638	$13,508
12/20	$14,293	$14,136
1/21	$14,132	$13,986
2/21	$14,293	$14,299
3/21	$14,663	$14,628
4/21	$15,138	$15,068
5/21	$15,641	$15,560
6/21	$15,385	$15,385
7/21	$15,508	$15,500
8/21	$15,764	$15,774
9/21	$15,119	$15,316
10/21	$15,575	$15,693
11/21	$14,901	$14,962
12/21	$15,499	$15,728
1/22	$14,863	$14,968
2/22	$14,476	$14,704
3/22	$14,446	$14,798
4/22	$13,632	$13,841
5/22	$13,791	$13,945
6/22	$12,610	$12,651
7/22	$13,136	$13,281
8/22	$12,411	$12,650
9/22	$11,110	$11,467
10/22	$11,676	$12,084
11/22	$13,156	$13,445
12/22	$13,042	$13,455
1/23	$14,044	$14,545
2/23	$13,713	$14,241
3/23	$14,013	$14,594
4/23	$14,447	$15,006
5/23	$13,744	$14,371
6/23	$14,250	$15,025
7/23	$14,653	$15,512
8/23	$14,096	$14,917
9/23	$13,600	$14,408
10/23	$13,197	$13,824
11/23	$14,261	$15,107
12/23	$15,064	$15,909
1/24	$14,809	$16,001
2/24	$14,979	$16,294
3/24	$15,415	$16,830
4/24	$15,043	$16,399
5/24	$15,851	$17,034
6/24	$15,394	$16,759
7/24	$15,936	$17,251
8/24	$16,553	$17,812
9/24	$16,819	$17,976
10/24	$15,819	$16,998
11/24	$15,734	$16,902
12/24	$15,272	$16,518
1/25	$15,845	$17,386

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	6.98%	4.34%	5.27%
Class A with 5.25% Maximum Sales Charge	1.37%	3.22%	4.71%
MSCI EAFE Index (net of foreign withholding taxes)	8.65%	6.25%	5.68%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$265,660,258
# of Portfolio Holdings	953
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$972,253

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	1.9%
North America	2.6%
Australasia/Pacific	9.3%
Asia	21.2%
Developed Europe	65.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.2%
Cie Financiere Richemont SA, Class A	0.9%
E.ON SE	0.9%
Deutsche Telekom AG	0.9%
Novo Nordisk AS, Class B	0.8%
Engie SA	0.8%
Air Liquide SA	0.8%
TotalEnergies SE	0.8%
SAP SE	0.8%
Sanofi SA	0.8%
Total	8.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

EAISX-TSR-AR

Parametric International Equity Fund

Class I EIISX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.53%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, MSCI EAFE Index (the Index):

↓ The Fund’s emphasis on broad security diversification ― with a focus on reducing portfolio volatility ― detracted from Index-relative returns during the period

↓ Sector allocations in Germany hurt returns due to an overweight exposure to utilities, which fell in value amid natural gas supply-chain disruptions by Russia

↓ An underweight exposure to the United Kingdom detracted from Fund returns as U.K. markets performed well against a backdrop of improving economic conditions

↓ Stock selections in Australia hurt returns, partly from exposures to small-cap securities in the information technology sector, which underperformed the Index

↑ Diversification by country ― via a system of targeted country weightings and systematically rebalancing those weights as they change ― contributed to returns

↑ Sector allocations in the Netherlands helped Index-relative returns, partly due to an underweight exposure to the poor-performing information technology sector

↑ Sector allocations in Denmark helped Index-relative returns, partly due to an overweight exposure to the consumer discretionary sector, which performed well

↑ An overweight exposure to Israel contributed to Index-relative returns, as Israeli stock prices generally climbed despite regional unrest during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI EAFE Index
1/15	$1,000,000	$1,000,000
2/15	$1,055,117	$1,059,781
3/15	$1,039,373	$1,043,682
4/15	$1,083,116	$1,086,294
5/15	$1,080,486	$1,080,734
6/15	$1,052,494	$1,050,113
7/15	$1,072,622	$1,071,916
8/15	$1,000,880	$993,063
9/15	$964,139	$942,640
10/15	$1,023,631	$1,016,325
11/15	$1,019,255	$1,000,514
12/15	$1,012,053	$987,033
1/16	$966,290	$915,657
2/16	$951,042	$898,882
3/16	$1,015,645	$957,370
4/16	$1,035,381	$985,086
5/16	$1,029,100	$976,138
6/16	$1,011,649	$943,371
7/16	$1,052,080	$991,182
8/16	$1,051,180	$991,886
9/16	$1,067,351	$1,004,070
10/16	$1,032,311	$983,532
11/16	$1,000,863	$963,944
12/16	$1,029,704	$996,906
1/17	$1,060,767	$1,025,824
2/17	$1,075,390	$1,040,492
3/17	$1,111,940	$1,069,136
4/17	$1,143,914	$1,096,340
5/17	$1,195,990	$1,136,580
6/17	$1,189,592	$1,134,570
7/17	$1,222,485	$1,167,297
8/17	$1,227,047	$1,166,857
9/17	$1,249,885	$1,195,889
10/17	$1,268,151	$1,214,049
11/17	$1,279,113	$1,226,783
12/17	$1,294,396	$1,246,474
1/18	$1,353,575	$1,308,997
2/18	$1,287,817	$1,249,914
3/18	$1,290,627	$1,227,386
4/18	$1,309,410	$1,255,410
5/18	$1,295,320	$1,227,191
6/18	$1,282,164	$1,212,199
7/18	$1,313,160	$1,242,037
8/18	$1,298,093	$1,218,050
9/18	$1,297,132	$1,228,622
10/18	$1,197,053	$1,130,833
11/18	$1,200,868	$1,129,408
12/18	$1,147,804	$1,074,582
1/19	$1,224,513	$1,145,204
2/19	$1,249,759	$1,174,397
3/19	$1,262,381	$1,181,802
4/19	$1,291,512	$1,215,029
5/19	$1,242,959	$1,156,676
6/19	$1,309,963	$1,225,296
7/19	$1,282,773	$1,209,739
8/19	$1,262,359	$1,178,400
9/19	$1,290,584	$1,212,168
10/19	$1,334,386	$1,255,720
11/19	$1,352,870	$1,269,876
12/19	$1,393,702	$1,311,147
1/20	$1,368,804	$1,283,760
2/20	$1,273,163	$1,167,711
3/20	$1,077,902	$1,011,858
4/20	$1,161,578	$1,077,227
5/20	$1,224,335	$1,124,135
6/20	$1,262,191	$1,162,411
7/20	$1,304,038	$1,189,505
8/20	$1,361,514	$1,250,659
9/20	$1,323,609	$1,218,163
10/20	$1,268,751	$1,169,523
11/20	$1,461,251	$1,350,815
12/20	$1,532,152	$1,413,622
1/21	$1,515,956	$1,398,562
2/21	$1,532,155	$1,429,930
3/21	$1,572,630	$1,462,809
4/21	$1,624,240	$1,506,824
5/21	$1,678,879	$1,555,963
6/21	$1,650,536	$1,538,453
7/21	$1,664,702	$1,550,036
8/21	$1,693,037	$1,577,378
9/21	$1,623,211	$1,531,601
10/21	$1,672,797	$1,569,271
11/21	$1,600,947	$1,496,231
12/21	$1,665,367	$1,572,844
1/22	$1,598,498	$1,496,838
2/22	$1,556,041	$1,470,372
3/22	$1,552,857	$1,479,823
4/22	$1,465,820	$1,384,086
5/22	$1,483,864	$1,394,462
6/22	$1,356,494	$1,265,073
7/22	$1,413,811	$1,328,112
8/22	$1,335,266	$1,265,034
9/22	$1,196,220	$1,146,694
10/22	$1,257,782	$1,208,357
11/22	$1,416,995	$1,344,461
12/22	$1,404,134	$1,345,541
1/23	$1,513,849	$1,454,499
2/23	$1,478,386	$1,424,149
3/23	$1,510,525	$1,459,445
4/23	$1,558,179	$1,500,649
5/23	$1,481,711	$1,437,145
6/23	$1,537,122	$1,502,549
7/23	$1,581,452	$1,551,166
8/23	$1,520,499	$1,491,737
9/23	$1,468,412	$1,440,783
10/23	$1,425,191	$1,382,371
11/23	$1,539,339	$1,510,679
12/23	$1,626,050	$1,590,940
1/24	$1,599,712	$1,600,096
2/24	$1,618,034	$1,629,385
3/24	$1,666,128	$1,682,975
4/24	$1,624,905	$1,639,876
5/24	$1,713,078	$1,703,396
6/24	$1,664,983	$1,675,897
7/24	$1,723,384	$1,725,062
8/24	$1,790,945	$1,781,154
9/24	$1,819,573	$1,797,602
10/24	$1,711,933	$1,699,847
11/24	$1,702,772	$1,690,203
12/24	$1,654,335	$1,651,764
1/25	$1,715,941	$1,738,567

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	7.26%	4.62%	5.54%
MSCI EAFE Index (net of foreign withholding taxes)	8.65%	6.25%	5.68%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$265,660,258
# of Portfolio Holdings	953
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$972,253

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	1.9%
North America	2.6%
Australasia/Pacific	9.3%
Asia	21.2%
Developed Europe	65.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.2%
Cie Financiere Richemont SA, Class A	0.9%
E.ON SE	0.9%
Deutsche Telekom AG	0.9%
Novo Nordisk AS, Class B	0.8%
Engie SA	0.8%
Air Liquide SA	0.8%
TotalEnergies SE	0.8%
SAP SE	0.8%
Sanofi SA	0.8%
Total	8.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

EIISX-TSR-AR

Parametric International Equity Fund

Class R ERISX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$106	1.03%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, MSCI EAFE Index (the Index):

↓ The Fund’s emphasis on broad security diversification ― with a focus on reducing portfolio volatility ― detracted from Index-relative returns during the period

↓ Sector allocations in Germany hurt returns due to an overweight exposure to utilities, which fell in value amid natural gas supply-chain disruptions by Russia

↓ An underweight exposure to the United Kingdom detracted from Fund returns as U.K. markets performed well against a backdrop of improving economic conditions

↓ Stock selections in Australia hurt returns, partly from exposures to small-cap securities in the information technology sector, which underperformed the Index

↑ Diversification by country ― via a system of targeted country weightings and systematically rebalancing those weights as they change ― contributed to returns

↑ Sector allocations in the Netherlands helped Index-relative returns, partly due to an underweight exposure to the poor-performing information technology sector

↑ Sector allocations in Denmark helped Index-relative returns, partly due to an overweight exposure to the consumer discretionary sector, which performed well

↑ An overweight exposure to Israel contributed to Index-relative returns, as Israeli stock prices generally climbed despite regional unrest during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	MSCI EAFE Index
1/15	$10,000	$10,000
2/15	$10,543	$10,598
3/15	$10,385	$10,437
4/15	$10,823	$10,863
5/15	$10,788	$10,807
6/15	$10,499	$10,501
7/15	$10,709	$10,719
8/15	$9,974	$9,931
9/15	$9,615	$9,426
10/15	$10,193	$10,163
11/15	$10,149	$10,005
12/15	$10,076	$9,870
1/16	$9,619	$9,157
2/16	$9,458	$8,989
3/16	$10,094	$9,574
4/16	$10,282	$9,851
5/16	$10,228	$9,761
6/16	$10,045	$9,434
7/16	$10,440	$9,912
8/16	$10,422	$9,919
9/16	$10,583	$10,041
10/16	$10,234	$9,835
11/16	$9,920	$9,639
12/16	$10,197	$9,969
1/17	$10,507	$10,258
2/17	$10,652	$10,405
3/17	$10,999	$10,691
4/17	$11,318	$10,963
5/17	$11,819	$11,366
6/17	$11,755	$11,346
7/17	$12,074	$11,673
8/17	$12,119	$11,669
9/17	$12,338	$11,959
10/17	$12,511	$12,140
11/17	$12,620	$12,268
12/17	$12,763	$12,465
1/18	$13,332	$13,090
2/18	$12,688	$12,499
3/18	$12,707	$12,274
4/18	$12,884	$12,554
5/18	$12,744	$12,272
6/18	$12,604	$12,122
7/18	$12,903	$12,420
8/18	$12,756	$12,181
9/18	$12,738	$12,286
10/18	$11,753	$11,308
11/18	$11,782	$11,294
12/18	$11,264	$10,746
1/19	$12,004	$11,452
2/19	$12,244	$11,744
3/19	$12,369	$11,818
4/19	$12,647	$12,150
5/19	$12,167	$11,567
6/19	$12,811	$12,253
7/19	$12,551	$12,097
8/19	$12,346	$11,784
9/19	$12,615	$12,122
10/19	$13,039	$12,557
11/19	$13,212	$12,699
12/19	$13,600	$13,111
1/20	$13,354	$12,838
2/20	$12,421	$11,677
3/20	$10,505	$10,119
4/20	$11,320	$10,772
5/20	$11,920	$11,241
6/20	$12,293	$11,624
7/20	$12,686	$11,895
8/20	$13,253	$12,507
9/20	$12,869	$12,182
10/20	$12,338	$11,695
11/20	$14,207	$13,508
12/20	$14,885	$14,136
1/21	$14,716	$13,986
2/21	$14,875	$14,299
3/21	$15,254	$14,628
4/21	$15,751	$15,068
5/21	$16,269	$15,560
6/21	$16,000	$15,385
7/21	$16,119	$15,500
8/21	$16,388	$15,774
9/21	$15,711	$15,316
10/21	$16,179	$15,693
11/21	$15,483	$14,962
12/21	$16,097	$15,728
1/22	$15,441	$14,968
2/22	$15,025	$14,704
3/22	$14,994	$14,798
4/22	$14,140	$13,841
5/22	$14,306	$13,945
6/22	$13,078	$12,651
7/22	$13,630	$13,281
8/22	$12,869	$12,650
9/22	$11,516	$11,467
10/22	$12,099	$12,084
11/22	$13,640	$13,445
12/22	$13,511	$13,455
1/23	$14,550	$14,545
2/23	$14,203	$14,241
3/23	$14,506	$14,594
4/23	$14,950	$15,006
5/23	$14,214	$14,371
6/23	$14,744	$15,025
7/23	$15,166	$15,512
8/23	$14,571	$14,917
9/23	$14,063	$14,408
10/23	$13,641	$13,824
11/23	$14,734	$15,107
12/23	$15,552	$15,909
1/24	$15,286	$16,001
2/24	$15,464	$16,294
3/24	$15,918	$16,830
4/24	$15,519	$16,399
5/24	$16,351	$17,034
6/24	$15,885	$16,759
7/24	$16,439	$17,251
8/24	$17,071	$17,812
9/24	$17,348	$17,976
10/24	$16,317	$16,998
11/24	$16,218	$16,902
12/24	$15,738	$16,518
1/25	$16,319	$17,386

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R	6.75%	4.09%	5.01%
MSCI EAFE Index (net of foreign withholding taxes)	8.65%	6.25%	5.68%
Footnote	Description
Footnote[1]	Class R performance prior to 8/10/15 is linked to Class A. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$265,660,258
# of Portfolio Holdings	953
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$972,253

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	1.9%
North America	2.6%
Australasia/Pacific	9.3%
Asia	21.2%
Developed Europe	65.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.2%
Cie Financiere Richemont SA, Class A	0.9%
E.ON SE	0.9%
Deutsche Telekom AG	0.9%
Novo Nordisk AS, Class B	0.8%
Engie SA	0.8%
Air Liquide SA	0.8%
TotalEnergies SE	0.8%
SAP SE	0.8%
Sanofi SA	0.8%
Total	8.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

ERISX-TSR-AR

Parametric International Equity Fund

Class R6 ESISX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, MSCI EAFE Index (the Index):

↓ The Fund’s emphasis on broad security diversification ― with a focus on reducing portfolio volatility ― detracted from Index-relative returns during the period

↓ Sector allocations in Germany hurt returns due to an overweight exposure to utilities, which fell in value amid natural gas supply-chain disruptions by Russia

↓ An underweight exposure to the United Kingdom detracted from Fund returns as U.K. markets performed well against a backdrop of improving economic conditions

↓ Stock selections in Australia hurt returns, partly from exposures to small-cap securities in the information technology sector, which underperformed the Index

↑ Diversification by country ― via a system of targeted country weightings and systematically rebalancing those weights as they change ― contributed to returns

↑ Sector allocations in the Netherlands helped Index-relative returns, partly due to an underweight exposure to the poor-performing information technology sector

↑ Sector allocations in Denmark helped Index-relative returns, partly due to an overweight exposure to the consumer discretionary sector, which performed well

↑ An overweight exposure to Israel contributed to Index-relative returns, as Israeli stock prices generally climbed despite regional unrest during the period

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI EAFE Index
1/15	$5,000,000	$5,000,000
2/15	$5,275,587	$5,298,905
3/15	$5,196,863	$5,218,408
4/15	$5,415,581	$5,431,471
5/15	$5,402,428	$5,403,668
6/15	$5,262,468	$5,250,563
7/15	$5,363,111	$5,359,582
8/15	$5,004,400	$4,965,316
9/15	$4,825,069	$4,713,199
10/15	$5,118,170	$5,081,626
11/15	$5,096,292	$5,002,572
12/15	$5,061,543	$4,935,167
1/16	$4,832,670	$4,578,286
2/16	$4,756,414	$4,494,408
3/16	$5,079,511	$4,786,848
4/16	$5,178,216	$4,925,432
5/16	$5,151,286	$4,880,689
6/16	$5,059,180	$4,716,856
7/16	$5,261,371	$4,955,910
8/16	$5,256,872	$4,959,428
9/16	$5,337,741	$5,020,352
10/16	$5,162,507	$4,917,661
11/16	$5,005,239	$4,819,721
12/16	$5,150,541	$4,984,528
1/17	$5,305,917	$5,129,118
2/17	$5,383,631	$5,202,462
3/17	$5,561,890	$5,345,679
4/17	$5,726,397	$5,481,699
5/17	$5,982,291	$5,682,900
6/17	$5,950,285	$5,672,849
7/17	$6,119,386	$5,836,486
8/17	$6,142,269	$5,834,287
9/17	$6,256,543	$5,979,447
10/17	$6,347,944	$6,070,244
11/17	$6,402,765	$6,133,916
12/17	$6,478,030	$6,232,372
1/18	$6,774,201	$6,544,985
2/18	$6,445,105	$6,249,570
3/18	$6,459,167	$6,136,930
4/18	$6,553,169	$6,277,052
5/18	$6,482,653	$6,135,957
6/18	$6,416,811	$6,060,993
7/18	$6,571,937	$6,210,186
8/18	$6,497,157	$6,090,252
9/18	$6,487,577	$6,143,108
10/18	$5,991,435	$5,654,165
11/18	$6,010,528	$5,647,041
12/18	$5,747,211	$5,372,911
1/19	$6,126,442	$5,726,020
2/19	$6,252,855	$5,871,984
3/19	$6,316,024	$5,909,011
4/19	$6,466,728	$6,075,145
5/19	$6,223,620	$5,783,380
6/19	$6,554,250	$6,126,482
7/19	$6,422,972	$6,048,695
8/19	$6,321,006	$5,891,998
9/19	$6,457,465	$6,060,839
10/19	$6,681,676	$6,278,600
11/19	$6,769,357	$6,349,380
12/19	$6,976,632	$6,555,733
1/20	$6,851,894	$6,418,798
2/20	$6,372,792	$5,838,553
3/20	$5,394,698	$5,059,291
4/20	$5,813,901	$5,386,135
5/20	$6,128,308	$5,620,673
6/20	$6,322,919	$5,812,055
7/20	$6,527,561	$5,947,527
8/20	$6,820,519	$6,253,295
9/20	$6,625,641	$6,090,814
10/20	$6,355,837	$5,847,615
11/20	$7,320,172	$6,754,073
12/20	$7,674,380	$7,068,110
1/21	$7,588,168	$6,992,808
2/21	$7,674,407	$7,149,651
3/21	$7,877,316	$7,314,045
4/21	$8,130,996	$7,534,121
5/21	$8,404,899	$7,779,816
6/21	$8,267,941	$7,692,263
7/21	$8,338,996	$7,750,182
8/21	$8,475,950	$7,886,890
9/21	$8,131,028	$7,658,004
10/21	$8,379,575	$7,846,356
11/21	$8,019,436	$7,481,157
12/21	$8,341,794	$7,864,221
1/22	$8,006,419	$7,484,191
2/22	$7,798,806	$7,351,859
3/22	$7,782,835	$7,399,113
4/22	$7,340,992	$6,920,429
5/22	$7,436,813	$6,972,310
6/22	$6,798,003	$6,325,367
7/22	$7,085,468	$6,640,559
8/22	$6,691,535	$6,325,168
9/22	$5,994,167	$5,733,468
10/22	$6,302,925	$6,041,783
11/22	$7,101,438	$6,722,304
12/22	$7,037,373	$6,727,706
1/23	$7,582,561	$7,272,496
2/23	$7,410,103	$7,120,744
3/23	$7,571,434	$7,297,225
4/23	$7,805,086	$7,503,247
5/23	$7,426,793	$7,185,724
6/23	$7,699,387	$7,512,743
7/23	$7,921,912	$7,755,829
8/23	$7,621,503	$7,458,684
9/23	$7,360,035	$7,203,913
10/23	$7,143,072	$6,911,853
11/23	$7,716,076	$7,553,397
12/23	$8,153,051	$7,954,701
1/24	$8,014,961	$8,000,479
2/24	$8,112,774	$8,146,924
3/24	$8,354,431	$8,414,873
4/24	$8,147,297	$8,199,378
5/24	$8,590,335	$8,516,981
6/24	$8,342,924	$8,379,484
7/24	$8,636,365	$8,625,309
8/24	$8,975,835	$8,905,772
9/24	$9,125,433	$8,988,011
10/24	$8,584,581	$8,499,234
11/24	$8,538,551	$8,451,014
12/24	$8,292,112	$8,258,822
1/25	$8,601,628	$8,692,837

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	7.31%	4.65%	5.57%
MSCI EAFE Index (net of foreign withholding taxes)	8.65%	6.25%	5.68%
Footnote	Description
Footnote[1]	Class R6 performance prior to 8/10/15 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$265,660,258
# of Portfolio Holdings	953
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$972,253

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	1.9%
North America	2.6%
Australasia/Pacific	9.3%
Asia	21.2%
Developed Europe	65.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	1.2%
Cie Financiere Richemont SA, Class A	0.9%
E.ON SE	0.9%
Deutsche Telekom AG	0.9%
Novo Nordisk AS, Class B	0.8%
Engie SA	0.8%
Air Liquide SA	0.8%
TotalEnergies SE	0.8%
SAP SE	0.8%
Sanofi SA	0.8%
Total	8.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

ESISX-TSR-AR

Parametric Volatility Risk Premium - Defensive Fund

Class I EIVPX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric Volatility Risk Premium - Defensive Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.47%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Cboe S&P 500 BuyWrite Index℠ (the Index):

↓ As might be expected during a period of strong stock market returns, the Fund’s defensive strategy caused it to underperform the Index during the period

↓ The Fund’s writing, or selling, of call options ― a type of derivative ― detracted from Index-relative returns during a period of strong equity performance

↓ The Fund’s writing, or selling, of put options ― a type of derivative ― helped absolute performance, but detracted from Index-relative performance

↓ Although the Fund’s tax-managed allocation to equities ― approximately 50% of the portfolio ― delivered positive performance during the period, it underperformed the Index and detracted from Index-relative returns

↓ An approximately 50% portfolio allocation to U.S. Treasury bills ― used as a hedge against market volatility ― detracted from Index-relative performance during a period when U.S. Treasurys generally underperformed U.S. equities

↑ Although the Fund underperformed the Index, it outperformed its secondary benchmark, a blend of 50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	Cboe S&P 500 BuyWrite Index℠
2/17	$1,000,000	$1,000,000	$1,000,000
3/17	$1,014,000	$1,026,883	$1,009,948
4/17	$1,023,997	$1,037,429	$1,019,170
5/17	$1,031,994	$1,052,029	$1,037,350
6/17	$1,038,992	$1,058,595	$1,040,991
7/17	$1,051,987	$1,080,363	$1,054,764
8/17	$1,056,987	$1,083,670	$1,057,694
9/17	$1,067,983	$1,106,024	$1,067,427
10/17	$1,075,983	$1,131,834	$1,073,726
11/17	$1,089,985	$1,166,547	$1,090,102
12/17	$1,095,817	$1,179,517	$1,097,232
1/18	$1,107,880	$1,247,049	$1,107,691
2/18	$1,088,777	$1,201,086	$1,091,986
3/18	$1,072,691	$1,170,563	$1,080,098
4/18	$1,081,742	$1,175,054	$1,094,493
5/18	$1,097,830	$1,203,352	$1,117,392
6/18	$1,103,860	$1,210,759	$1,116,761
7/18	$1,125,982	$1,255,815	$1,149,449
8/18	$1,144,082	$1,296,737	$1,171,238
9/18	$1,153,124	$1,304,117	$1,171,613
10/18	$1,100,847	$1,214,981	$1,107,659
11/18	$1,118,940	$1,239,740	$1,132,506
12/18	$1,062,115	$1,127,803	$1,044,943
1/19	$1,101,787	$1,218,180	$1,080,792
2/19	$1,118,063	$1,257,294	$1,096,298
3/19	$1,134,343	$1,281,725	$1,115,636
4/19	$1,154,689	$1,333,622	$1,133,105
5/19	$1,116,033	$1,248,873	$1,096,761
6/19	$1,154,696	$1,336,889	$1,152,227
7/19	$1,163,856	$1,356,103	$1,164,387
8/19	$1,157,757	$1,334,621	$1,151,157
9/19	$1,174,029	$1,359,593	$1,158,639
10/19	$1,193,357	$1,389,041	$1,182,551
11/19	$1,211,662	$1,439,462	$1,197,817
12/19	$1,229,832	$1,482,908	$1,208,811
1/20	$1,229,830	$1,482,326	$1,195,158
2/20	$1,149,488	$1,360,302	$1,104,849
3/20	$1,032,071	$1,192,288	$940,182
4/20	$1,092,837	$1,345,131	$983,816
5/20	$1,123,741	$1,409,197	$1,027,402
6/20	$1,141,250	$1,437,222	$1,026,148
7/20	$1,182,455	$1,518,260	$1,065,670
8/20	$1,221,574	$1,627,394	$1,093,288
9/20	$1,203,016	$1,565,558	$1,093,064
10/20	$1,184,463	$1,523,924	$1,053,263
11/20	$1,254,559	$1,690,739	$1,155,014
12/20	$1,288,014	$1,755,745	$1,175,509
1/21	$1,288,011	$1,738,019	$1,176,803
2/21	$1,311,879	$1,785,945	$1,189,011
3/21	$1,353,396	$1,864,161	$1,242,912
4/21	$1,385,568	$1,963,649	$1,253,036
5/21	$1,396,978	$1,977,364	$1,277,316
6/21	$1,417,731	$2,023,525	$1,306,035
7/21	$1,436,404	$2,071,594	$1,312,542
8/21	$1,464,427	$2,134,582	$1,346,915
9/21	$1,432,253	$2,035,303	$1,323,728
10/21	$1,481,033	$2,177,900	$1,385,502
11/21	$1,475,843	$2,162,810	$1,364,759
12/21	$1,519,430	$2,259,738	$1,416,178
1/22	$1,471,094	$2,142,804	$1,380,935
2/22	$1,456,383	$2,078,645	$1,371,506
3/22	$1,491,059	$2,155,824	$1,427,827
4/22	$1,419,605	$1,967,832	$1,360,408
5/22	$1,422,758	$1,971,443	$1,309,612
6/22	$1,357,609	$1,808,712	$1,271,855
7/22	$1,421,707	$1,975,484	$1,321,389
8/22	$1,385,980	$1,894,920	$1,257,970
9/22	$1,309,273	$1,720,400	$1,175,350
10/22	$1,372,320	$1,859,686	$1,247,423
11/22	$1,419,605	$1,963,613	$1,271,631
12/22	$1,387,977	$1,850,480	$1,255,224
1/23	$1,437,913	$1,966,753	$1,307,720
2/23	$1,428,834	$1,918,767	$1,305,660
3/23	$1,464,015	$1,989,213	$1,329,924
4/23	$1,490,118	$2,020,261	$1,345,230
5/23	$1,504,872	$2,029,042	$1,358,100
6/23	$1,553,672	$2,163,112	$1,386,628
7/23	$1,582,045	$2,232,602	$1,406,485
8/23	$1,578,640	$2,197,055	$1,384,233
9/23	$1,536,649	$2,092,304	$1,347,242
10/23	$1,530,974	$2,048,311	$1,338,076
11/23	$1,585,449	$2,235,373	$1,376,799
12/23	$1,621,194	$2,336,928	$1,403,626
1/24	$1,642,666	$2,376,198	$1,428,425
2/24	$1,689,191	$2,503,077	$1,456,003
3/24	$1,724,979	$2,583,612	$1,488,076
4/24	$1,692,769	$2,478,086	$1,467,907
5/24	$1,741,680	$2,600,961	$1,483,924
6/24	$1,778,660	$2,694,289	$1,510,176
7/24	$1,792,976	$2,727,084	$1,527,302
8/24	$1,809,677	$2,793,234	$1,571,822
9/24	$1,834,728	$2,852,890	$1,593,859
10/24	$1,835,921	$2,827,018	$1,585,898
11/24	$1,902,725	$2,992,967	$1,649,381
12/24	$1,889,018	$2,921,620	$1,686,060
1/25	$1,923,390	$3,002,980	$1,723,139

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	Since 2/9/17 (Inception)
Class I	17.09%	9.35%	8.54%
S&P 500® Index	26.38%	15.15%	14.77%
Cboe S&P 500 BuyWrite Index℠	20.63%	7.58%	7.06%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the S&P 500® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,128,048,799
# of Portfolio Holdings	197
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$3,955,553

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	49.7%
Common Stocks	50.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	3.6%
Microsoft Corp.	3.1%
NVIDIA Corp.	3.0%
Amazon.com, Inc.	2.2%
Meta Platforms, Inc., Class A	1.6%
Tesla, Inc.	1.3%
Alphabet, Inc., Class A	1.3%
Broadcom, Inc.	1.2%
Alphabet, Inc., Class C	1.1%
Berkshire Hathaway, Inc., Class B	1.0%
Total	19.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

EIVPX-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Parametric Emerging Markets Fund, Parametric International Equity Fund and Parametric Volatility Risk Premium - Defensive Fund (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 30 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended January 31, 2024 and January 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Parametric Emerging Markets Fund

Fiscal Years Ended	1/31/24	1/31/25
Audit Fees	$82,500	$67,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$82,500	$67,200

Parametric International Equity Fund

Fiscal Years Ended	1/31/24	1/31/25
Audit Fees	$42,000	$49,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$42,000	$49,600

Parametric Volatility Risk Premium – Defensive Fund

Fiscal Years Ended	1/31/24	1/31/25
Audit Fees	$42,100	$49,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$42,100	$49,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (January 31, February 28/29, September 30, October 31, or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/28/23	9/30/23	10/31/23	12/31/23	1/31/24	2/29/24	9/30/24	10/31/24	12/31/24	1/31/25
Audit Fees	$27,150	$117,600	$828,300	$142,400	$166,600	$27,600	$131,767	$854,800	$151,200	$166,400
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$1,650	$0	$0	$0	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$5,566	$0	$0	$0	$0	$0	$0	$0

Total	$28,800	$117,600	$833,866	$142,400	$166,600	$27,600	$131,767	$854,800	$151,200	$166,400

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	2/28/23	9/30/23	10/31/23	12/31/23	1/31/24	2/29/24	9/30/24	10/31/24	12/31/24	1/31/25
Registrant(1)	$1,650	$0	$5,566	$0	$0	$0	$0	$0	$0	$0
Eaton Vance(2)	$52,836	$52,836	$52,836	$52,836	$52,836	$52,836	$18,490	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Parametric
International Equity Fund
Annual Financial Statements and
Additional Information
January 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information January 31, 2025
Parametric
International Equity Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
International Equity Fund
January 31, 2025
Portfolio of Investments

Common Stocks — 99.8%
Security	Shares	Value
Australia — 8.5%
AGL Energy Ltd.	54,400	$ 386,963
Ampol Ltd.	8,000	143,551
Arena REIT	22,967	54,979
ASX Ltd.	3,000	117,628
Atlas Arteria Ltd.	59,800	186,723
AUB Group Ltd.	2,000	39,421
Aurizon Holdings Ltd.	93,148	188,515
Aussie Broadband Ltd.(1)	17,100	41,643
Bendigo & Adelaide Bank Ltd.	6,500	54,547
BHP Group Ltd.	41,644	1,022,763
Brambles Ltd.	47,565	581,267
Brickworks Ltd.	3,200	51,528
BWP Trust	58,794	123,389
CAR Group Ltd.	32,100	799,913
Centuria Industrial REIT	53,000	96,051
Charter Hall Long Wale REIT(1)	64,500	154,461
Charter Hall Retail REIT	75,300	151,220
Clarity Pharmaceuticals Ltd.(1)(2)	102,301	231,486
Codan Ltd.	32,850	324,586
Coles Group Ltd.	57,359	691,403
Commonwealth Bank of Australia	7,500	740,116
Computershare Ltd.	21,800	473,889
CSL Ltd.	11,195	1,932,736
Data#3 Ltd.	37,500	160,915
Dexus	27,000	120,428
Elders Ltd.(1)	17,500	77,097
Endeavour Group Ltd.(1)	77,400	201,897
G8 Education Ltd.(1)	275,700	238,008
GrainCorp Ltd., Class A	19,300	89,744
Hansen Technologies Ltd.(1)	66,850	225,955
HomeCo Daily Needs REIT(3)	112,600	82,350
Incitec Pivot Ltd.	120,900	223,331
Infomedia Ltd.	61,241	52,647
IRESS Ltd.(1)(2)	29,684	171,839
Lottery Corp. Ltd.	144,400	448,915
Macquarie Technology Group Ltd.(2)	2,491	130,762
Medibank Pvt Ltd.	61,500	151,641
Mirvac Group(1)	135,000	163,312
National Australia Bank Ltd.	14,100	347,447
National Storage REIT	86,600	119,694
New Hope Corp. Ltd.(1)	34,700	103,454
NEXTDC Ltd.(2)	50,728	461,319
nib holdings Ltd.	37,000	131,688
Northern Star Resources Ltd.	11,200	118,538
Security	Shares	Value
Australia (continued)
Orica Ltd.	16,899	$ 183,185
Origin Energy Ltd.	123,500	796,497
Orora Ltd.(1)	116,205	169,129
Perseus Mining Ltd.	34,500	60,200
PEXA Group Ltd.(1)(2)	6,988	56,515
QBE Insurance Group Ltd.	14,900	192,326
Region RE Ltd.(1)	118,852	159,614
Rio Tinto Ltd.(1)	3,900	280,882
Santos Ltd.	119,500	517,430
Scentre Group	128,061	289,811
Steadfast Group Ltd.	17,300	62,149
Stockland	76,600	242,669
Suncorp Group Ltd.	13,000	166,673
Superloop Ltd.(2)	44,200	61,924
Tabcorp Holdings Ltd.(1)	537,100	224,281
Technology One Ltd.	25,988	494,116
Telstra Group Ltd.	327,873	800,466
TPG Telecom Ltd.(1)	139,863	378,891
Transurban Group	66,029	543,886
Treasury Wine Estates Ltd.	31,700	210,297
Tuas Ltd.(2)	16,600	67,280
Ventia Services Group Pty. Ltd.	65,738	154,536
Vicinity Ltd.	140,600	190,551
Viva Energy Group Ltd.(4)	41,423	66,000
Washington H Soul Pattinson & Co. Ltd.(1)	7,200	151,917
Waypoint REIT Ltd.	90,348	135,414
Weebit Nano Ltd.(2)	52,100	72,762
Wesfarmers Ltd.	26,085	1,228,718
Whitehaven Coal Ltd.	41,461	155,800
Woodside Energy Group Ltd.(1)	63,789	972,194
Woolworths Group Ltd.	46,096	866,674
Yancoal Australia Ltd.	27,200	108,425
		$ 22,470,971
Austria — 1.1%
ams-OSRAM AG(2)	3,900	$ 28,946
ANDRITZ AG	5,738	324,890
AT&S Austria Technologie & Systemtechnik AG(2)	7,100	96,882
BAWAG Group AG(4)	1,307	118,149
CA Immobilien Anlagen AG	10,552	260,558
DO & Co. AG(2)	400	80,023
Erste Group Bank AG	5,066	311,452
Kontron AG	9,370	190,606
Mayr Melnhof Karton AG	1,059	84,877
OMV AG	9,379	386,222
PIERER Mobility AG	2,000	37,596

1
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Austria (continued)
RHI Magnesita NV	2,727	$ 117,869
Schoeller-Bleckmann Oilfield Equipment AG	737	26,290
Telekom Austria AG	13,734	114,595
UNIQA Insurance Group AG	1,655	13,999
Verbund AG	5,287	405,884
voestalpine AG	10,446	218,477
		$ 2,817,315
Belgium — 2.1%
Ackermans & van Haaren NV	3,837	$ 744,633
Aedifica SA	5,079	305,992
Ageas SA	4,531	233,408
Anheuser-Busch InBev SA	13,892	684,547
Argenx SE(2)	700	462,096
Barco NV(1)	7,371	73,172
Care Property Invest NV(1)	5,528	64,089
Cofinimmo SA	3,041	171,447
Colruyt Group NV	750	27,626
D'ieteren Group	2,317	388,647
Elia Group SA(1)	3,628	244,821
Gimv NV	1,766	69,659
KBC Group NV	6,123	469,682
Lotus Bakeries NV	7	74,668
Materialise NV ADR(2)	9,400	78,772
Melexis NV(1)	1,900	114,515
Montea NV(1)	2,063	142,591
Proximus SADP	24,744	137,082
Solvay SA(1)	7,377	225,469
Syensqo SA(1)	6,767	533,197
UCB SA	1,667	324,320
Xior Student Housing NV(1)(3)	3,032	96,820
		$ 5,667,253
Denmark — 4.2%
AP Moller - Maersk AS, Class A	140	$ 202,600
AP Moller - Maersk AS, Class B	187	276,176
Better Collective AS(2)	2,529	24,578
Carlsberg AS, Class B	10,673	1,117,902
D/S Norden AS	3,400	96,669
Danske Bank AS	31,400	937,528
DSV AS	2,640	525,925
FLSmidth & Co. AS	1,700	88,248
H Lundbeck AS	40,500	247,834
ISS AS	12,600	238,127
Matas AS	10,700	205,512
Netcompany Group AS(2)(4)	3,200	130,204
Security	Shares	Value
Denmark (continued)
Novo Nordisk AS, Class B	26,380	$ 2,227,121
Novonesis (Novozymes), Class B	27,290	1,564,618
Orsted AS(2)(4)	16,201	624,719
Pandora AS	7,616	1,457,080
Per Aarsleff Holding AS	2,300	148,046
Scandinavian Tobacco Group AS(4)	25,650	369,093
SP Group AS	1,100	46,507
Svitzer Group AS(2)	774	22,774
Sydbank AS	2,300	122,109
TORM PLC, Class A(1)	4,016	79,947
Tryg AS	24,920	504,843
		$ 11,258,160
Finland — 2.1%
Amer Sports, Inc.(2)	7,000	$ 223,790
Citycon OYJ(1)	9,400	33,283
Elisa OYJ	12,949	557,380
Fortum OYJ	37,120	539,335
Huhtamaki OYJ	4,300	158,766
Kalmar OYJ, Class B(2)	2,700	90,771
Kesko OYJ, Class B	28,587	548,339
Kojamo OYJ(1)(2)	19,804	205,749
Kone OYJ, Class B	6,531	338,051
Konecranes OYJ	1,820	109,490
Neste OYJ(1)	39,977	506,560
Nokia OYJ	101,207	477,236
Nordea Bank Abp	44,196	526,258
Orion OYJ, Class B	10,041	544,909
TietoEVRY OYJ(1)	2,700	52,050
Tokmanni Group Corp.(1)	19,636	284,526
UPM-Kymmene OYJ	12,952	381,953
YIT OYJ(1)(2)	23,700	62,257
		$ 5,640,703
France — 8.5%
Accor SA	3,646	$ 187,440
Air Liquide SA	12,353	2,157,845
Airbus SE(1)	2,830	489,509
Altarea SCA(1)	609	63,702
AXA SA	18,450	699,940
BNP Paribas SA	12,196	833,105
Bollore SE	91,945	543,211
Bouygues SA	5,016	159,440
Bureau Veritas SA	5,818	181,822
Canal & SA(2)	1,298	2,957
Canal & SA(2)	64,863	147,778

2
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
France (continued)
Capgemini SE	5,953	$ 1,081,757
Carmila SA	8,071	139,890
Carrefour SA	18,800	267,851
Cie Generale des Etablissements Michelin SCA	8,618	299,708
Coface SA	3,158	50,922
Credit Agricole SA	14,689	221,134
Danone SA	10,663	746,889
Dassault Aviation SA	500	112,826
Dassault Systemes SE	22,032	860,169
Edenred SE	4,550	156,976
Eiffage SA	1,470	131,325
Engie SA	132,404	2,185,710
Gecina SA	3,121	304,689
Getlink SE	5,600	89,585
ICADE	5,100	119,917
Klepierre SA	13,196	392,862
La Francaise des Jeux SACA(4)	3,700	140,592
L'Oreal SA	1,852	687,152
Louis Hachette Group(2)	120,452	161,094
LVMH Moet Hennessy Louis Vuitton SE	1,609	1,176,830
Medincell SA(1)(2)	7,541	123,404
Mercialys SA	6,500	71,353
Nexity SA(1)(2)	8,700	116,537
Orange SA	92,980	999,954
Pernod Ricard SA	3,761	429,541
Pluxee NV	2,174	50,488
Quadient SA	6,076	114,968
Safran SA	1,353	335,404
Sanofi SA	18,989	2,063,763
SCOR SE	5,287	135,073
SEB SA	1,980	188,377
Sodexo SA	716	52,976
Sopra Steria Group	793	147,428
SPIE SA	3,975	132,477
Thales SA	991	160,418
TotalEnergies SE	36,689	2,125,473
Vinci SA	3,295	356,561
Vivendi SE	64,863	183,335
		$ 22,582,157
Germany — 8.7%
Allianz SE	2,869	$ 935,484
Aroundtown SA(2)	42,300	125,518
BASF SE	20,681	996,363
Bayer AG	27,300	610,882
Bayerische Motoren Werke AG	5,320	432,035
Security	Shares	Value
Germany (continued)
Bayerische Motoren Werke AG, PFC Shares	3,229	$ 245,349
BioNTech SE ADR(2)	2,700	334,179
Birkenstock Holding PLC(2)	3,900	230,646
Bitcoin Group SE	742	38,256
Brenntag SE	2,200	138,424
Daimler Truck Holding AG	5,700	251,013
Deutsche Boerse AG	1,800	444,668
Deutsche Lufthansa AG	4,568	29,632
Deutsche Post AG	6,425	231,318
Deutsche Telekom AG	69,612	2,335,410
Deutsche Wohnen SE	8,730	218,437
E.ON SE	201,153	2,382,620
Evonik Industries AG	13,100	245,990
Fielmann Group AG	3,671	166,722
Fraport AG Frankfurt Airport Services Worldwide(2)	2,100	125,098
Fresenius Medical Care AG	7,177	356,516
Fresenius SE & Co. KGaA(2)	12,200	466,839
FUCHS SE	3,686	125,718
FUCHS SE, PFC Shares	3,077	139,859
GEA Group AG	1,446	76,316
Hamborner REIT AG	21,251	141,676
Hannover Rueck SE	500	131,744
Heidelberg Materials AG	2,605	366,565
Henkel AG & Co. KGaA	10,037	775,331
Henkel AG & Co. KGaA, PFC Shares	11,422	998,095
K&S AG	11,200	155,523
Knorr-Bremse AG	901	71,215
LEG Immobilien SE	2,900	238,983
Mercedes-Benz Group AG	11,700	711,830
MTU Aero Engines AG	401	136,987
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,182	640,682
Northern Data AG(2)	4,600	212,250
Qiagen NV(2)	8,384	372,330
Rheinmetall AG	350	273,642
SAP SE	7,693	2,119,992
Schaeffler AG(2)	42,656	189,133
Schott Pharma AG & Co. KGaA	6,894	168,904
Siemens AG	4,895	1,049,371
Suedzucker AG(1)	34,966	384,772
Symrise AG	3,500	358,379
Talanx AG	1,500	127,411
Verbio SE(1)	2,600	24,715
Volkswagen AG, PFC Shares	3,906	398,279
Vonovia SE	44,943	1,374,950
		$ 23,106,051

3
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Hong Kong — 4.2%
AIA Group Ltd.	134,200	$ 943,445
AMTD Digital, Inc. ADR(2)	27,200	72,080
ASMPT Ltd.	41,700	385,070
Bank of East Asia Ltd.	105,200	133,188
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)	103,000	110,070
BOC Hong Kong Holdings Ltd.	94,000	305,569
Budweiser Brewing Co. APAC Ltd.(4)	216,900	198,576
Cafe de Coral Holdings Ltd.	84,000	81,772
Canvest Environmental Protection Group Co. Ltd.(1)(3)	62,000	37,759
Cathay Pacific Airways Ltd.(1)	112,000	151,217
China Evergrande New Energy Vehicle Group Ltd.(2)	1,288,000	34,887
China Sunshine Paper Holdings Co. Ltd.(2)	116,000	30,394
China Tobacco International HK Co. Ltd.(3)	32,000	115,495
China Traditional Chinese Medicine Holdings Co. Ltd.(1)(2)	732,000	179,530
Chow Sang Sang Holdings International Ltd.	101,000	85,612
Chow Tai Fook Jewellery Group Ltd.	203,600	183,747
CK Asset Holdings Ltd.	78,500	328,006
CK Hutchison Holdings Ltd.	110,500	556,444
CLP Holdings Ltd.	90,000	748,312
C-Mer Medical Holdings Ltd.(2)(3)	274,000	68,189
DFI Retail Group Holdings Ltd.	53,000	124,344
First Pacific Co. Ltd.	228,000	126,234
Galaxy Entertainment Group Ltd.	129,000	561,352
Hang Lung Group Ltd.	107,000	141,840
Hang Seng Bank Ltd.(1)	20,600	258,130
HK Electric Investments & HK Electric Investments Ltd.(3)	408,000	274,029
HKT Trust & HKT Ltd.	864,000	1,062,669
Hongkong Land Holdings Ltd.	56,800	247,161
Hutchison Telecommunications Hong Kong Holdings Ltd.(1)	1,126,000	134,373
Jardine Matheson Holdings Ltd.	9,700	390,721
Luk Fook Holdings International Ltd.(1)	49,000	90,101
MTR Corp. Ltd.	101,500	318,195
PAX Global Technology Ltd.	137,000	84,340
Power Assets Holdings Ltd.	84,000	543,452
Realord Group Holdings Ltd.(1)(2)	132,000	121,194
Shangri-La Asia Ltd.	200,000	130,373
Sino Land Co. Ltd.	212,000	203,314
Stella International Holdings Ltd.	80,500	183,017
Sun Hung Kai Properties Ltd.	54,500	487,194
SUNeVision Holdings Ltd.	158,000	76,120
Superb Summit International Group Ltd.(1)(5)	230,000	0
Swire Pacific Ltd., Class B	60,000	84,248
Vitasoy International Holdings Ltd.	92,000	105,834
Viva Goods Co. Ltd.	808,000	61,341
VSTECS Holdings Ltd.	150,000	91,148
VTech Holdings Ltd.	28,900	190,545
Security	Shares	Value
Hong Kong (continued)
Wharf Holdings Ltd.	79,000	$ 192,998
Yue Yuen Industrial Holdings Ltd.	69,500	148,116
ZO Future Group(2)	220,000	65,893
		$ 11,247,638
Ireland — 2.2%
AIB Group PLC	35,978	$ 211,558
Avadel Pharmaceuticals PLC(1)(2)	7,900	62,410
Bank of Ireland Group PLC	93,140	925,456
Cairn Homes PLC	56,300	133,763
CRH PLC	708	70,051
DCC PLC	16,123	1,111,714
Fineos Corp. Ltd. CDI(2)	41,347	46,068
Flutter Entertainment PLC(2)	2,479	664,795
Gambling.com Group Ltd.(1)(2)	4,400	61,996
Glanbia PLC	11,035	161,229
Glenveagh Properties PLC(2)(4)	20,747	36,591
ICON PLC(2)	4,955	986,441
Irish Continental Group PLC	7,379	39,211
Irish Residential Properties REIT PLC(1)	143,374	138,990
Kerry Group PLC, Class A	9,768	1,003,092
Uniphar PLC(1)	20,481	50,594
		$ 5,703,959
Israel — 2.0%
Airport City Ltd.(2)	6,041	$ 101,950
Amot Investments Ltd.	23,381	136,705
AudioCodes Ltd.	6,300	63,945
Azrieli Group Ltd.	1,666	138,038
Bank Hapoalim BM	17,060	218,857
Bank Leumi Le-Israel BM	15,834	198,161
Bezeq The Israeli Telecommunication Corp. Ltd.	224,170	355,806
Check Point Software Technologies Ltd.(2)	664	144,765
Danel Adir Yeoshua Ltd.	300	34,821
Delek Automotive Systems Ltd.(2)	12,000	104,770
Delek Group Ltd.	1,299	189,730
Delta Galil Ltd.	2,040	115,729
Elbit Systems Ltd.	744	224,990
Enlight Renewable Energy Ltd.(2)	13,551	218,995
Fattal Holdings 1998 Ltd.(2)	768	107,274
Fox Wizel Ltd.	1,443	119,357
Hilan Ltd.	1,546	96,931
ICL Group Ltd.	55,033	327,206
Inrom Construction Industries Ltd.	16,519	78,209
Israel Corp. Ltd.	389	114,094
Israel Discount Bank Ltd., Class A	5,297	38,728

4
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Israel (continued)
Maytronics Ltd.	26,467	$ 60,049
Melisron Ltd.	1,350	127,715
Next Vision Stabilized Systems Ltd.	4,323	80,285
NICE Ltd.(2)	806	134,726
Nova Ltd.(2)	388	93,211
Oil Refineries Ltd.	364,104	107,523
OPC Energy Ltd.(2)	16,325	140,150
Partner Communications Co. Ltd.(2)	20,818	145,381
Plus500 Ltd.	3,094	108,462
Reit 1 Ltd.	11,324	60,261
Shapir Engineering & Industry Ltd.(2)	13,047	96,837
Shufersal Ltd.	24,734	256,296
Strauss Group Ltd.	7,300	147,564
Tadiran Group Ltd.	700	51,641
Teva Pharmaceutical Industries Ltd. ADR(2)	27,000	478,710
Tower Semiconductor Ltd.(2)	1,500	70,322
		$ 5,288,194
Italy — 4.2%
ACEA SpA	2,900	$ 55,484
Banca Popolare di Sondrio SpA	15,014	138,636
Banco BPM SpA	27,000	237,335
Banco di Desio e della Brianza SpA	9,821	80,545
BFF Bank SpA(4)	8,900	76,310
Bio On SpA(1)(2)(5)	12,900	0
BPER Banca SpA	22,400	152,593
Brunello Cucinelli SpA	931	119,693
Buzzi SpA	7,310	299,450
Cairo Communication SpA	22,699	59,842
Cementir Holding NV	9,771	118,689
Danieli & C Officine Meccaniche SpA	5,051	101,841
Danieli & C Officine Meccaniche SpA(1)	1,700	44,366
Davide Campari-Milano NV(1)	41,622	240,122
De’Longhi SpA	2,450	86,138
Enav SpA(4)	22,464	80,365
Enel SpA	124,303	883,507
Eni SpA	102,059	1,436,831
Ferrari NV	1,497	642,265
Fila SpA	5,500	54,331
Fincantieri SpA(2)	5,407	42,033
Generali	10,553	334,145
Infrastrutture Wireless Italiane SpA(4)	37,277	387,556
Intercos SpA(1)	4,800	71,102
Italgas SpA	10,900	65,117
Juventus Football Club SpA(1)(2)	55,486	141,576
Leonardo SpA	12,576	392,893
Security	Shares	Value
Italy (continued)
Maire SpA	8,345	$ 82,167
PRADA SpA	10,000	80,175
Prysmian SpA	9,084	631,875
RAI Way SpA(4)	24,200	143,971
Recordati Industria Chimica e Farmaceutica SpA	11,958	726,617
Sesa SpA(1)	1,575	111,157
Snam SpA	50,957	235,648
Stellantis NV	32,130	428,996
Stevanato Group SpA(1)	12,400	277,884
STMicroelectronics NV	43,034	961,871
Technogym SpA(4)	4,768	55,464
Technoprobe SpA(1)(2)	21,009	132,318
Terna - Rete Elettrica Nazionale	27,089	223,455
UniCredit SpA	11,849	544,145
Unipol Assicurazioni SpA	13,700	185,645
Wiit SpA	4,156	79,173
		$ 11,243,326
Japan — 13.1%
Activia Properties, Inc.	57	$ 124,026
Advance Residence Investment Corp.(1)	90	82,834
Aeon Co. Ltd.(1)	13,500	327,068
AEON REIT Investment Corp.(1)	134	108,220
AGC, Inc.	1,900	54,890
Air Water, Inc.	12,300	153,353
Aisin Corp.	4,800	54,296
Alfresa Holdings Corp.	5,100	69,814
Asahi Kasei Corp.	35,100	238,386
Astellas Pharma, Inc.	27,600	267,555
Azbil Corp.	15,600	117,510
Bandai Namco Holdings, Inc.	6,300	156,265
Bridgestone Corp.	4,300	154,245
Brother Industries Ltd.	7,500	132,150
Calbee, Inc.	3,000	57,208
Canon, Inc.	8,200	264,277
Central Japan Railway Co.	6,000	111,281
Chiba Bank Ltd.	14,600	124,343
Chubu Electric Power Co., Inc.	35,000	364,625
Coca-Cola Bottlers Japan Holdings, Inc.	2,700	42,010
Comforia Residential REIT, Inc.(1)	66	115,440
Concordia Financial Group Ltd.(1)	17,300	100,451
Dai Nippon Printing Co. Ltd.	7,400	109,367
Daicel Corp.	4,800	42,474
Daiichi Sankyo Co. Ltd.	22,600	630,097
Daiwa House Industry Co. Ltd.	12,800	403,248
Daiwa House REIT Investment Corp.	54	84,966

5
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Japan (continued)
Daiwa Office Investment Corp.	70	$ 132,796
Daiwa Securities Living Investments Corp.	168	96,793
DeNA Co. Ltd.	17,400	305,473
Denka Co. Ltd.	7,700	109,666
DIC Corp.	5,600	121,309
East Japan Railway Co.	4,600	81,895
Eisai Co. Ltd.	6,000	177,733
Electric Power Development Co. Ltd.	13,500	212,973
ENEOS Holdings, Inc.(1)	113,600	571,103
Ezaki Glico Co. Ltd.	3,300	99,496
Frontier Real Estate Investment Corp.	177	92,378
FUJIFILM Holdings Corp.	7,400	163,030
Fujitsu Ltd.	11,800	228,209
Fukuoka Financial Group, Inc.	5,500	149,272
GLP J-Reit	270	221,087
Hamamatsu Photonics KK	7,200	88,859
Hankyu Hanshin Holdings, Inc.	4,400	111,956
Hikari Tsushin, Inc.(1)	400	91,371
Hirose Electric Co. Ltd.	1,040	124,315
Hisamitsu Pharmaceutical Co., Inc.(1)	4,700	134,752
Honda Motor Co. Ltd.	30,300	286,794
House Foods Group, Inc.	7,700	140,164
Hulic Reit, Inc.	127	115,989
IHI Corp.	1,700	101,708
Inpex Corp.	16,500	196,912
Invincible Investment Corp.	244	106,397
Isuzu Motors Ltd.(1)	8,700	116,966
Ito En Ltd.	3,200	70,610
ITOCHU Corp.	4,800	221,011
Iwatani Corp.	14,900	163,162
Japan Hotel REIT Investment Corp.	127	58,810
Japan Logistics Fund, Inc.(1)	213	123,346
Japan Metropolitan Fund Investment Corp.	214	130,276
Japan Petroleum Exploration Co. Ltd.	23,500	166,647
Japan Post Bank Co. Ltd.	17,100	176,881
Japan Post Holdings Co. Ltd.	16,300	170,237
Japan Post Insurance Co. Ltd.	5,700	111,079
Japan Prime Realty Investment Corp.	52	114,517
Japan Real Estate Investment Corp.	335	236,015
Japan Tobacco, Inc.	15,300	389,780
JFE Holdings, Inc.	8,100	93,672
Kagome Co. Ltd.(1)	6,400	119,905
Kajima Corp.(1)	5,200	92,462
Kaneka Corp.	2,200	53,404
Kansai Electric Power Co., Inc.(1)	29,500	325,467
Kansai Paint Co. Ltd.(1)	8,900	120,615
Security	Shares	Value
Japan (continued)
Kao Corp.	6,900	$ 273,601
Kawasaki Heavy Industries Ltd.(1)	1,100	49,684
Kawasaki Kisen Kaisha Ltd.(1)	5,100	64,539
KDDI Corp.	20,500	682,978
KDX Realty Investment Corp.	186	185,719
Keio Corp.(1)	2,200	55,655
Keisei Electric Railway Co. Ltd.	6,900	65,806
Kewpie Corp.	4,800	93,276
Keyence Corp.	1,100	473,780
Kintetsu Group Holdings Co. Ltd.	2,200	47,445
Kirin Holdings Co. Ltd.	11,200	141,723
Kobe Steel Ltd.(1)	13,300	141,611
Komatsu Ltd.	5,800	174,947
Kuraray Co. Ltd.	8,500	124,441
Kyocera Corp.	13,600	141,165
Kyowa Kirin Co. Ltd.	9,500	141,566
LaSalle Logiport REIT	165	152,480
Lion Corp.	10,700	114,549
Marubeni Corp.	7,500	111,507
Marui Group Co. Ltd.	6,800	113,308
Maruichi Steel Tube Ltd.	2,500	54,358
MatsukiyoCocokara & Co.	11,400	168,733
Mebuki Financial Group, Inc.	32,600	144,141
Medipal Holdings Corp.	7,800	117,271
MEIJI Holdings Co. Ltd.(1)	6,000	120,765
Mitsubishi Chemical Group Corp.	27,100	138,417
Mitsubishi Corp.	13,200	210,530
Mitsubishi Electric Corp.	7,900	129,489
Mitsubishi Gas Chemical Co., Inc.	4,700	82,137
Mitsubishi HC Capital, Inc.	16,500	109,726
Mitsubishi Heavy Industries Ltd.	14,700	215,138
Mitsubishi Materials Corp.	7,200	113,009
Mitsui & Co. Ltd.	9,400	186,045
Mitsui Chemicals, Inc.(1)	6,500	142,541
Mitsui OSK Lines Ltd.	2,200	74,762
Mizuho Financial Group, Inc.	13,080	360,168
Mori Hills REIT Investment Corp.(1)	51	41,256
Morinaga Milk Industry Co. Ltd.	4,500	84,183
MS&AD Insurance Group Holdings, Inc.	10,400	215,633
Murata Manufacturing Co. Ltd.	12,800	201,098
NEC Corp.	2,000	198,358
NH Foods Ltd.	1,600	52,223
Nichirei Corp.	4,500	114,334
Nihon Kohden Corp.	11,800	168,437
Nintendo Co. Ltd.	15,200	997,191
Nippon Accommodations Fund, Inc.(1)	49	184,277

6
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Japan (continued)
Nippon Building Fund, Inc.	190	$ 151,212
Nippon Express Holdings, Inc.	4,500	72,936
Nippon Kayaku Co. Ltd.	10,800	88,389
Nippon Paper Industries Co. Ltd.	10,000	57,092
Nippon Shinyaku Co. Ltd.	4,300	104,046
Nippon Shokubai Co. Ltd.	6,900	83,703
Nippon Steel Corp.	14,800	307,233
Nippon Telegraph & Telephone Corp.	646,800	636,743
Nippon Yusen KK	3,000	94,151
Nisshin Seifun Group, Inc.	12,500	140,570
Nissin Foods Holdings Co. Ltd.	6,600	147,575
Nissui Corp.	15,400	84,857
Nitori Holdings Co. Ltd.	1,600	187,367
Nitto Denko Corp.	7,400	131,270
Nomura Real Estate Master Fund, Inc.	135	130,019
Nomura Research Institute Ltd.	2,900	97,983
NTT Data Group Corp.	8,600	166,897
Obayashi Corp.	7,700	103,412
Obic Co. Ltd.	4,500	134,394
Odakyu Electric Railway Co. Ltd.(1)	5,100	48,373
Oji Holdings Corp.	28,500	115,105
Ono Pharmaceutical Co. Ltd.	12,100	125,881
Oracle Corp.	700	63,903
Oriental Land Co. Ltd.	7,300	164,061
Orix JREIT, Inc.	152	168,656
Osaka Gas Co. Ltd.	18,700	367,655
Otsuka Corp.	5,800	130,759
Otsuka Holdings Co. Ltd.	6,600	344,633
Pan Pacific International Holdings Corp.	4,600	128,070
Panasonic Holdings Corp.	23,100	235,706
Resona Holdings, Inc.	21,300	158,098
Ricoh Co. Ltd.(1)	12,100	138,767
Rinnai Corp.(1)	5,100	112,419
Rohm Co. Ltd.(1)	6,400	60,952
Rohto Pharmaceutical Co. Ltd.(1)	6,400	108,497
Ryohin Keikaku Co. Ltd.	6,200	164,280
Santen Pharmaceutical Co. Ltd.	16,700	168,049
Sanwa Holdings Corp.	1,500	46,947
Sapporo Holdings Ltd.	1,200	55,666
Sawai Group Holdings Co. Ltd.	10,200	131,745
Secom Co. Ltd.	2,000	67,302
Seiko Epson Corp.	6,500	117,463
Sekisui Chemical Co. Ltd.	4,100	67,948
Sekisui House Ltd.(1)	8,600	197,654
Sekisui House Reit, Inc.	380	194,260
Seven Bank Ltd.(1)	51,800	102,742
Security	Shares	Value
Japan (continued)
SG Holdings Co. Ltd.	6,800	$ 64,086
Shimadzu Corp.	4,900	142,144
Shimizu Corp.	7,600	65,894
Shionogi & Co. Ltd.	15,900	233,795
Shizuoka Financial Group, Inc.(1)	10,200	91,009
SoftBank Corp.	526,500	677,217
Sompo Holdings, Inc.(1)	8,000	223,088
Square Enix Holdings Co. Ltd.(1)	4,300	174,292
Subaru Corp.	10,700	186,388
SUMCO Corp.(1)	4,800	35,438
Sumitomo Chemical Co. Ltd.	25,800	55,808
Sumitomo Corp.	7,400	160,434
Sumitomo Electric Industries Ltd.	4,300	80,333
Sumitomo Forestry Co. Ltd.	1,600	54,697
Sumitomo Mitsui Financial Group, Inc.	22,900	564,327
Sumitomo Mitsui Trust Group, Inc.	6,200	155,901
Sundrug Co. Ltd.	1,300	35,181
Suntory Beverage & Food Ltd.	1,900	59,018
Suzuken Co. Ltd.	4,500	140,460
Suzuki Motor Corp.	11,100	132,825
Taiheiyo Cement Corp.	5,200	130,963
Taisei Corp.	1,300	54,538
Takeda Pharmaceutical Co. Ltd.	18,600	500,340
TDK Corp.	11,800	142,630
Teijin Ltd.	12,200	104,065
TIS, Inc.	2,500	55,278
Tobu Railway Co. Ltd.	3,200	55,071
Toho Co. Ltd.	4,300	193,788
Tohoku Electric Power Co., Inc.	33,800	247,031
Tokai Carbon Co. Ltd.(1)	18,400	102,476
Tokio Marine Holdings, Inc.	12,100	399,098
Tokyu Corp.	9,800	111,841
TOPPAN Holdings, Inc.	2,400	67,361
Toray Industries, Inc.	21,700	150,576
Tosoh Corp.	11,400	151,675
Toyo Seikan Group Holdings Ltd.	2,900	44,032
Toyo Suisan Kaisha Ltd.	2,100	135,694
Toyota Motor Corp.	46,700	885,876
Trend Micro, Inc.	1,900	112,556
Tsumura & Co.	2,100	61,828
United Urban Investment Corp.	79	76,510
USS Co. Ltd.	16,200	145,254
West Japan Railway Co.	4,900	90,138
Yakult Honsha Co. Ltd.	8,900	162,547
Yamaguchi Financial Group, Inc.(1)	12,900	143,761
Yamaha Motor Co. Ltd.	13,500	112,936

7
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Japan (continued)
Yamato Holdings Co. Ltd.(1)	6,600	$ 79,055
Yamato Kogyo Co. Ltd.	3,200	158,354
Yamazaki Baking Co. Ltd.	5,700	102,494
Yaoko Co. Ltd.	1,600	93,573
Yokogawa Electric Corp.	2,400	52,683
Zeon Corp.	13,600	126,427
		$ 34,869,915
Netherlands — 4.3%
ABN AMRO Bank NV(4)	15,000	$ 251,597
Akzo Nobel NV	5,134	291,601
ASML Holding NV	1,662	1,229,486
ASR Nederland NV	5,490	270,531
BE Semiconductor Industries NV	932	118,859
DSM-Firmenich AG	10,082	1,029,265
Euronext NV(4)	1,900	220,679
Fugro NV	5,700	90,983
Havas NV(2)	64,863	102,212
Heineken NV	1,600	111,164
ING Groep NV	6,500	108,036
JDE Peet's NV	13,205	230,639
Koninklijke Ahold Delhaize NV	28,512	1,010,733
Koninklijke KPN NV	136,994	495,716
Koninklijke Philips NV(2)	41,139	1,133,884
Newamsterdam Pharma Co. NV(2)	4,500	100,305
NN Group NV	7,372	338,347
NSI NV	4,268	96,842
Pharming Group NV(1)(2)	91,500	81,956
Pharvaris NV(2)	2,900	51,040
PostNL NV(1)(2)	66,200	67,369
Prosus NV	36,809	1,406,013
Randstad NV	6,350	274,130
SBM Offshore NV	18,817	351,542
Universal Music Group NV	31,221	870,823
Van Lanschot Kempen NV	2,900	142,683
Wereldhave NV	7,250	109,969
Wolters Kluwer NV	4,988	906,130
		$ 11,492,534
New Zealand — 1.1%
a2 Milk Co. Ltd.(1)(2)	94,346	$ 341,678
Auckland International Airport Ltd.	60,252	293,848
Chorus Ltd.	10,359	49,833
Contact Energy Ltd.	37,705	197,789
EBOS Group Ltd.	4,100	92,470
Fisher & Paykel Healthcare Corp. Ltd.	13,537	286,404
Security	Shares	Value
New Zealand (continued)
Goodman Property Trust(1)	192,919	$ 226,732
Heartland Group Holdings Ltd.(1)	53,899	32,803
Infratil Ltd.	40,010	252,872
Meridian Energy Ltd.	52,500	174,553
SKYCITY Entertainment Group Ltd.(1)	128,539	101,276
Spark New Zealand Ltd.	154,931	254,134
Vulcan Steel Ltd.	20,400	91,164
Xero Ltd.(2)	3,830	431,086
		$ 2,826,642
Norway — 2.1%
Atea ASA	14,300	$ 182,366
Austevoll Seafood ASA	8,518	83,204
Crayon Group Holding ASA(2)(4)	16,200	151,081
DNB Bank ASA	21,654	459,946
Elkem ASA(2)(4)	88,300	173,898
Elmera Group ASA(4)	22,088	59,545
Entra ASA(2)(4)	11,383	117,827
Equinor ASA	24,722	595,399
Europris ASA(4)	28,457	207,605
Frontline PLC	3,500	61,398
Gjensidige Forsikring ASA	5,644	115,731
Golden Ocean Group Ltd.	6,977	64,696
Grieg Seafood ASA	6,575	43,441
Hoegh Autoliners ASA	7,528	68,294
Kitron ASA	47,417	162,441
Kongsberg Gruppen ASA	2,808	333,318
Mowi ASA	17,747	355,913
MPC Container Ships ASA	46,200	74,895
Norbit ASA	5,200	48,994
Norconsult Norge AS	14,300	54,990
Nordic Mining ASA(2)	72,617	140,113
Norske Skog ASA(2)(4)	17,600	37,201
Opera Ltd. ADR	7,000	128,240
Orkla ASA	29,445	273,427
Pexip Holding ASA	10,800	44,051
Protector Forsikring ASA	3,823	111,560
Rana Gruber ASA	7,300	47,268
Scatec ASA(2)(4)	15,637	109,347
Schibsted ASA, Class B	7,574	216,508
Seadrill Ltd.(2)	2,600	94,016
SpareBank 1 SMN	3,200	51,622
Stolt-Nielsen Ltd.	2,502	64,657
Telenor ASA	44,196	540,308

8
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Norway (continued)
Wallenius Wilhelmsen ASA	6,886	$ 55,427
Yara International ASA	12,214	365,608
		$ 5,694,335
Portugal — 1.1%
Altri SGPS SA(1)	34,800	$ 207,738
Banco Comercial Portugues SA, Class R	902,862	471,287
EDP SA	128,036	402,567
Galp Energia SGPS SA	27,366	458,002
Jeronimo Martins SGPS SA	21,921	432,083
Mota-Engil SGPS SA(1)	76,170	226,281
Navigator Co. SA	72,620	265,373
NOS SGPS SA	51,948	182,623
REN - Redes Energeticas Nacionais SGPS SA	34,700	85,496
Sonae SGPS SA	59,000	55,047
		$ 2,786,497
Singapore — 4.3%
AEM Holdings Ltd.	27,774	$ 30,296
Bitdeer Technologies Group, Class A(2)	4,300	79,636
BW LPG Ltd.(4)	9,191	116,076
CapitaLand Ascendas REIT	157,300	298,217
CapitaLand Ascott Trust(1)	241,325	158,639
CapitaLand Integrated Commercial Trust	252,400	360,293
City Developments Ltd.	46,800	173,499
ComfortDelGro Corp. Ltd.	222,300	230,397
DBS Group Holdings Ltd.	37,690	1,233,666
Frasers Centrepoint Trust	95,900	150,517
Genting Singapore Ltd.(1)	817,500	452,676
Golden Agri-Resources Ltd.	821,200	147,852
Hutchison Port Holdings Trust	804,200	127,803
Jardine Cycle & Carriage Ltd.	11,400	233,397
Kenon Holdings Ltd.	2,541	77,777
Keppel Ltd.	94,200	467,956
Keppel REIT	183,800	115,301
Lendlease Global Commercial REIT(1)	252,800	102,894
Mapletree Industrial Trust	111,310	171,604
Nanofilm Technologies International Ltd.(1)(3)	358,100	187,916
Netlink NBN Trust(3)	800,300	506,589
OUE Real Estate Investment Trust	454,400	98,220
Oversea-Chinese Banking Corp. Ltd.	71,400	910,691
Parkway Life Real Estate Investment Trust	33,400	94,910
Raffles Medical Group Ltd.	191,800	117,835
SATS Ltd.	93,600	232,956
Sembcorp Industries Ltd.	110,900	453,634
Sheng Siong Group Ltd.	212,900	254,987
Security	Shares	Value
Singapore (continued)
Singapore Exchange Ltd.	39,300	$ 353,600
Singapore Post Ltd.(1)	369,600	150,546
Singapore Technologies Engineering Ltd.	122,400	434,426
Singapore Telecommunications Ltd.	541,000	1,321,859
StarHub Ltd.	150,600	136,129
Suntec Real Estate Investment Trust	154,500	134,915
UMS Integration Ltd.(1)	83,625	64,411
Venture Corp. Ltd.	40,400	374,929
Wilmar International Ltd.	379,500	867,560
		$ 11,424,609
Spain — 4.4%
ACS Actividades de Construccion y Servicios SA(1)	9,563	$ 486,893
Almirall SA	17,920	175,990
Banco Bilbao Vizcaya Argentaria SA	43,709	497,625
Banco de Sabadell SA	110,106	259,539
Bankinter SA	18,508	157,690
CaixaBank SA(1)	50,566	306,094
Enagas SA(1)	10,300	130,356
Ence Energia y Celulosa SA(1)	32,310	116,599
Ferrovial SE	17,429	743,927
Grifols SA(1)(2)	26,195	224,115
Iberdrola SA	88,092	1,244,877
Iberdrola SA(2)	1,519	21,463
Indra Sistemas SA	11,900	228,078
Industria de Diseno Textil SA	30,079	1,632,707
Laboratorios Farmaceuticos Rovi SA	3,448	232,850
Logista Integral SA	8,921	269,548
Mapfre SA(1)	54,317	150,911
Merlin Properties Socimi SA	50,951	587,174
Pharma Mar SA	1,838	175,822
Puig Brands SA, Class B(2)	6,731	134,409
Redeia Corp. SA	9,878	166,159
Repsol SA	105,466	1,225,714
Telefonica SA(1)	374,302	1,525,017
Tubacex SA	28,949	102,371
Unicaja Banco SA(4)	101,024	143,748
Vidrala SA(1)	2,922	299,200
Viscofan SA(1)	5,661	358,254
		$ 11,597,130
Sweden — 4.3%
AcadeMedia AB(4)	9,059	$ 55,770
Alfa Laval AB	2,550	113,670
Alleima AB	17,400	144,264
Ambea AB(4)	12,459	104,449

9
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Sweden (continued)
Arjo AB, Class B	29,560	$ 105,902
Assa Abloy AB, Class B	5,910	181,061
Atlas Copco AB, Class B	10,155	150,970
Atrium Ljungberg AB, Class B(1)	5,000	88,428
Betsson AB, Class B	7,176	97,961
Bilia AB, Class A	4,231	49,603
Billerud Aktiebolag	13,640	140,044
BioArctic AB(1)(2)(4)	6,804	135,260
BioGaia AB, Class B	9,303	101,743
Boliden AB	14,200	426,501
BoneSupport Holding AB(2)(4)	3,645	114,253
Camurus AB(2)	2,945	157,845
Catena AB(1)	3,278	142,794
Cibus Nordic Real Estate AB(1)	5,400	87,563
Clas Ohlson AB, Class B	5,620	119,953
Dios Fastigheter AB(2)	10,737	74,106
Dynavox Group AB(2)	16,800	113,336
Electrolux AB, Class B(1)(2)	10,053	91,094
Elekta AB, Class B(1)	29,760	176,367
Epiroc AB, Class A	5,326	101,494
Epiroc AB, Class B	3,182	53,122
Essity AB, Class B	45,643	1,155,944
Evolution AB(4)	6,863	526,527
Fabege AB(1)	17,418	130,280
H & M Hennes & Mauritz AB, Class B(1)	17,796	237,093
Hemnet Group AB	3,111	103,377
Hexagon AB, Class B	46,355	536,686
Holmen AB, Class B	5,087	192,750
Hufvudstaden AB, Class A	10,578	117,763
Investor AB, Class A	6,064	172,786
Investor AB, Class B	13,700	390,124
L E Lundbergforetagen AB, Class B	1,856	89,328
Modern Times Group MTG AB, Class B(2)	5,100	47,356
Munters Group AB(4)	3,200	50,842
Mycronic AB	3,260	132,168
NP3 Fastigheter AB(1)	3,582	85,159
Nyfosa AB(1)(2)	9,273	95,142
Orron Energy AB(1)(2)	29,152	17,562
Pandox AB	7,833	142,636
Paradox Interactive AB	2,100	41,079
Saab AB, Class B	3,529	76,285
Scandic Hotels Group AB(4)	10,354	72,037
Securitas AB, Class B(1)	6,891	87,674
Skandinaviska Enskilda Banken AB, Class A	17,300	245,214
Skanska AB, Class B	1,700	36,422
SKF AB, Class B	2,833	57,220
Security	Shares	Value
Sweden (continued)
SkiStar AB(1)	2,933	$ 44,299
Spotify Technology SA(2)	1,719	942,957
Stillfront Group AB(2)	88,200	53,108
Svenska Cellulosa AB SCA, Class B	24,797	341,512
Svenska Handelsbanken AB, Class A(1)	11,465	126,845
Swedbank AB, Class A	9,873	214,969
Swedish Orphan Biovitrum AB(2)	11,525	348,539
Tele2 AB, Class B	7,870	87,631
Telefonaktiebolaget LM Ericsson, Class B	63,566	478,644
Telia Co. AB(1)	42,200	124,326
Trelleborg AB, Class B	1,319	49,663
Verve Group SE(2)	38,138	130,703
Volvo AB, Class A	2,100	57,930
Volvo AB, Class B	9,018	248,477
Wallenstam AB, Class B(1)	33,000	142,454
Wihlborgs Fastigheter AB(1)	17,910	177,457
		$ 11,536,521
Switzerland — 8.6%
ABB Ltd.	23,107	$ 1,258,231
Accelleron Industries AG	1,589	79,411
ALSO Holding AG	744	205,561
Avolta AG	5,348	241,733
Baloise Holding AG	1,681	306,733
Banque Cantonale Vaudoise	2,024	204,252
BKW AG	1,064	181,528
Burckhardt Compression Holding AG	131	98,976
Cembra Money Bank AG	2,124	209,286
Cie Financiere Richemont SA, Class A	13,284	2,568,043
DKSH Holding AG	1,808	141,982
dormakaba Holding AG	66	47,392
EFG International AG	8,432	131,917
Flughafen Zurich AG	667	160,576
Forbo Holding AG	107	102,461
Galderma Group AG(2)	2,099	255,394
Galenica AG(4)	2,232	198,908
Givaudan SA	297	1,297,226
Helvetia Holding AG	1,702	296,991
Holcim AG	18,300	1,834,098
Huber & Suhner AG	1,404	116,528
Intershop Holding AG	936	140,249
Kuehne & Nagel International AG	866	196,784
Landis & Gyr Group AG	2,826	193,166
Logitech International SA	9,207	911,412
Mobilezone Holding AG(1)	4,799	60,094
Nestle SA	37,578	3,191,899

10
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Switzerland (continued)
Novartis AG	13,478	$ 1,410,833
PSP Swiss Property AG	3,219	475,517
Roche Holding AG	4,435	1,394,238
Schindler Holding AG	493	138,650
Schindler Holding AG PC	950	274,510
SFS Group AG	598	75,136
SGS SA	2,771	269,171
Softwareone Holding AG	21,389	139,530
Stadler Rail AG	3,258	72,385
Swatch Group AG	4,080	148,920
Swatch Group AG, Bearer Shares	1,120	207,492
Swiss Life Holding AG	357	291,469
Swiss Prime Site AG	4,553	519,778
Swiss Re AG	3,637	555,251
Swisscom AG	1,670	939,774
u-blox Holding AG(1)	1,652	122,893
Valiant Holding AG	1,867	221,387
Zurich Insurance Group AG	1,533	928,944
		$ 22,816,709
United Kingdom — 8.7%
Admiral Group PLC	5,900	$ 197,122
Airtel Africa PLC(4)	121,800	216,866
Assura PLC	337,900	157,676
AstraZeneca PLC	11,134	1,562,942
Aviva PLC	41,189	261,078
B&M European Value Retail SA(1)	40,600	162,091
Babcock International Group PLC	15,200	101,182
BAE Systems PLC	21,533	325,498
Balfour Beatty PLC	28,400	163,500
Berkeley Group Holdings PLC	3,920	187,552
Big Yellow Group PLC	12,297	145,009
Bloomsbury Publishing PLC	12,200	100,640
BP PLC	53,000	274,185
Breedon Group PLC	22,309	120,088
British American Tobacco PLC	17,800	706,232
British Land Co. PLC	45,700	212,556
BT Group PLC(1)	216,200	378,923
Bunzl PLC	3,200	136,213
Bytes Technology Group PLC	16,300	92,786
Centrica PLC	347,400	610,557
Coats Group PLC	66,799	79,206
Compass Group PLC	19,963	687,813
Computacenter PLC	11,000	316,952
Derwent London PLC	8,900	216,408
Direct Line Insurance Group PLC	59,855	198,304
Security	Shares	Value
United Kingdom (continued)
Endeavour Mining PLC	9,200	$ 187,168
Fresnillo PLC	21,900	187,450
GB Group PLC	20,500	88,808
Glencore PLC(2)	131,623	568,670
Grainger PLC	69,506	182,757
Great Portland Estates PLC(1)	23,683	84,629
GSK PLC	31,400	546,975
Hays PLC	79,300	74,891
Hiscox Ltd.	11,000	148,377
HSBC Holdings PLC	77,384	808,208
Inchcape PLC	17,200	143,193
Informa PLC	50,300	536,721
InterContinental Hotels Group PLC	2,200	293,351
Intertek Group PLC	2,600	163,978
Johnson Matthey PLC	9,541	168,672
Land Securities Group PLC	37,309	269,069
London Stock Exchange Group PLC	1,613	240,027
Manchester United PLC, Class A(2)	9,818	155,812
MONY Group PLC	62,500	149,670
National Grid PLC	120,465	1,461,391
NCC Group PLC(1)	72,058	128,200
Next PLC	1,900	233,528
Pearson PLC	13,114	217,571
Primary Health Properties PLC(1)	125,322	146,276
PRS REIT PLC	65,035	88,750
QinetiQ Group PLC	30,200	138,639
Raspberry PI Holdings PLC(1)(2)	9,500	89,842
Reckitt Benckiser Group PLC	7,700	509,191
RELX PLC	9,980	495,571
Rentokil Initial PLC	29,900	146,437
Rio Tinto PLC	13,179	793,664
Sage Group PLC	45,600	757,848
Serco Group PLC	24,700	47,268
Shaftesbury Capital PLC	120,885	185,294
Shell PLC	54,103	1,776,457
Sirius Real Estate Ltd.	85,974	85,198
Smiths Group PLC	4,900	124,804
Spectris PLC	11,200	418,671
Spirent Communications PLC(2)	140,600	320,977
Standard Chartered PLC	17,200	231,332
Supermarket Income REIT PLC	126,700	105,686
Unilever PLC	16,621	952,001
UNITE Group PLC	23,000	243,611
Vodafone Group PLC	685,900	584,349

11
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
United Kingdom (continued)
Weir Group PLC	5,600	$ 167,052
Whitbread PLC	3,500	121,403
		$ 23,180,816
Total Common Stocks (identified cost $220,771,100)		$265,251,435

Rights — 0.0%(6)
Security	Shares	Value
Spain — 0.0%(6)
ACS Actividades de Construccion y Servicios SA, Exp. 2/7/25(1)(2)	9,563	$ 4,722
Total Rights (identified cost $4,515)		$ 4,722

Warrants — 0.0%
Security	Shares	Value
Italy — 0.0%
Webuild SpA, Exp. 8/2/30(1)(2)(5)	14,207	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.5%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(7)	159,236	$ 159,236
Total Affiliated Fund (identified cost $159,236)		$ 159,236

Securities Lending Collateral — 2.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.39%(8)	6,350,933	$ 6,350,933
Total Securities Lending Collateral (identified cost $6,350,933)		$ 6,350,933
Total Short-Term Investments (identified cost $6,510,169)		$ 6,510,169
Value
Total Investments — 102.3% (identified cost $227,285,784)	$271,766,326
Other Assets, Less Liabilities — (2.3)%	$ (6,106,068)
Net Assets — 100.0%	$265,660,258
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at January 31, 2025. The aggregate market value of securities on loan at January 31, 2025 was $19,110,875.
(2)	Non-income producing security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $1,369,147 or 0.5% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $5,491,106 or 2.1% of the Fund's net assets.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(6)	Amount is less than 0.05%.
(7)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of January 31, 2025.
(8)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.0%	$31,943,896
Industrials	11.5	30,632,845
Consumer Discretionary	10.4	27,704,796
Consumer Staples	10.0	26,434,269
Health Care	9.9	26,212,085
Communication Services	9.2	24,379,279
Materials	9.1	24,241,398
Information Technology	8.5	22,597,024
Real Estate	7.6	20,204,998
Utilities	6.7	17,904,809
Energy	4.9	13,000,758
Short-Term Investments	2.5	6,510,169
Total Investments	102.3%	$271,766,326

12
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Portfolio of Investments — continued

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares
13
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Statement of Assets and Liabilities

January 31, 2025
Assets
Unaffiliated investments, at value (identified cost $227,126,548) — including $19,110,875 of securities on loan	$271,607,090
Affiliated investments, at value (identified cost $159,236)	159,236
Cash	10,882
Foreign currency, at value (identified cost $70,962)	70,600
Dividends receivable	182,187
Dividends receivable from affiliated investments	6,140
Receivable for investments sold	90,300
Receivable for Fund shares sold	143,523
Securities lending income receivable	11,560
Tax reclaims receivable	1,840,259
Trustees' deferred compensation plan	31,082
Total assets	$274,152,859
Liabilities
Collateral for securities loaned	$6,350,933
Payable for investments purchased	4,760
Payable for Fund shares redeemed	1,720,951
Payable to affiliates:
Investment adviser and administration fee	89,618
Distribution and service fees	7,452
Sub-transfer agency fee	6,546
Trustees' deferred compensation plan	31,082
Other	27,180
Accrued expenses	254,079
Total liabilities	$8,492,601
Net Assets	$265,660,258
Sources of Net Assets
Paid-in capital	$221,950,072
Distributable earnings	43,710,186
Net Assets	$265,660,258
Class A Shares
Net Assets	$28,627,701
Shares Outstanding	2,017,088
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.19
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$14.98
Class I Shares
Net Assets	$120,854,727
Shares Outstanding	8,487,060
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.24
Class R Shares
Net Assets	$3,199,910
Shares Outstanding	227,523
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.06
14
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Statement of Assets and Liabilities — continued

January 31, 2025
Class R6 Shares
Net Assets	$112,977,920
Shares Outstanding	7,961,076
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.19
On sales of $50,000 or more, the offering price of Class A shares is reduced.
15
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Statement of Operations

Year Ended
January 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $1,337,494)	$12,060,748
Dividend income from affiliated investments	21,900
Securities lending income, net	185,337
Other income	261,543
Total investment income	$12,529,528
Expenses
Investment adviser and administration fee	$1,306,010
Distribution and service fees:
Class A	80,979
Class R	17,512
Trustees’ fees and expenses	19,277
Custodian fee	149,797
Transfer and dividend disbursing agent fees	173,144
Legal and accounting services	82,515
Printing and postage	23,352
Registration fees	80,535
Interest expense and fees	84,979
Miscellaneous	95,452
Total expenses	$2,113,552
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$333,757
Total expense reductions	$333,757
Net expenses	$1,779,795
Net investment income	$10,749,733
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $2,875)	$24,883,797
Foreign currency transactions	(130,896)
Net realized gain	$24,752,901
Change in unrealized appreciation (depreciation):
Investments	$(9,355,119)
Foreign currency	(47,503)
Net change in unrealized appreciation (depreciation)	$(9,402,622)
Net realized and unrealized gain	$15,350,279
Net increase in net assets from operations	$26,100,012
16
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Statements of Changes in Net Assets

	Year Ended January 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$10,749,733	$13,228,014
Net realized gain (loss)	24,752,901	(5,313,014)
Net change in unrealized appreciation (depreciation)	(9,402,622)	13,884,492
Net increase in net assets from operations	$26,100,012	$21,799,492
Distributions to shareholders:
Class A	$(1,351,583)	$(1,097,038)
Class I	(6,388,209)	(7,012,480)
Class R	(139,511)	(86,637)
Class R6	(5,447,262)	(4,656,983)
Total distributions to shareholders	$(13,326,565)	$(12,853,138)
Transactions in shares of beneficial interest:
Class A	$(8,081,614)	$(21,774,136)
Class I	(96,714,940)	(77,247,967)
Class R	(419,160)	(3,799,256)
Class R6	(30,830,508)	10,861,540
Net decrease in net assets from Fund share transactions	$(136,046,222)	$(91,959,819)
Net decrease in net assets	$(123,272,775)	$(83,013,465)
Net Assets
At beginning of year	$388,933,033	$471,946,498
At end of year	$265,660,258	$388,933,033
17
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Financial Highlights

	Class A
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$13.92	$13.60	$14.97	$14.89	$13.67
Income (Loss) From Operations
Net investment income(1)	$0.44	$0.40	$0.35	$0.38	$0.25
Net realized and unrealized gain (loss)	0.50	0.34	(1.22)	0.40	1.17
Total income (loss) from operations	$0.94	$0.74	$(0.87)	$0.78	$1.42
Less Distributions
From net investment income	$(0.46)	$(0.42)	$(0.30)	$(0.42)	$(0.19)
From net realized gain	(0.21)	—	(0.20)	(0.28)	(0.01)
Total distributions	$(0.67)	$(0.42)	$(0.50)	$(0.70)	$(0.20)
Net asset value — End of year	$14.19	$13.92	$13.60	$14.97	$14.89
Total Return(2)	6.98%	5.44%	(5.51)%	5.18%	10.35%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$28,628	$35,704	$56,337	$99,423	$113,340
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.88%(4)	0.83%(4)	0.83%(4)	0.79%	0.82%
Net expenses	0.78%(4)(5)	0.76%(4)(5)	0.76%(4)(5)	0.75%	0.75%
Net investment income	3.01%	2.93%	2.64%	2.36%	1.90%
Portfolio Turnover	19%	34%	14%	22%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 0.03%, 0.01% and 0.01% for the years ended January 31, 2025, 2024 and 2023, respectively.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2025, 2024 and 2023).
18
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$13.97	$13.66	$15.06	$14.98	$13.74
Income (Loss) From Operations
Net investment income(1)	$0.49	$0.42	$0.38	$0.41	$0.28
Net realized and unrealized gain (loss)	0.49	0.36	(1.23)	0.42	1.20
Total income (loss) from operations	$0.98	$0.78	$(0.85)	$0.83	$1.48
Less Distributions
From net investment income	$(0.50)	$(0.47)	$(0.35)	$(0.47)	$(0.23)
From net realized gain	(0.21)	—	(0.20)	(0.28)	(0.01)
Total distributions	$(0.71)	$(0.47)	$(0.55)	$(0.75)	$(0.24)
Net asset value — End of year	$14.24	$13.97	$13.66	$15.06	$14.98
Total Return(2)	7.26%	5.67%	(5.30)%	5.45%	10.75%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$120,855	$209,952	$281,658	$417,559	$400,149
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.63%(4)	0.58%(4)	0.58%(4)	0.54%	0.57%
Net expenses	0.53%(4)(5)	0.51%(4)(5)	0.51%(4)(5)	0.50%	0.50%
Net investment income	3.35%	3.07%	2.84%	2.57%	2.11%
Portfolio Turnover	19%	34%	14%	22%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 0.03%, 0.01% and 0.01% for the years ended January 31, 2025, 2024 and 2023, respectively.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2025, 2024 and 2023).
19
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Financial Highlights — continued

	Class R
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$13.79	$13.45	$14.83	$14.79	$13.59
Income (Loss) From Operations
Net investment income(1)	$0.39	$0.39	$0.30	$0.29	$0.20
Net realized and unrealized gain (loss)	0.51	0.29	(1.20)	0.45	1.18
Total income (loss) from operations	$0.90	$0.68	$(0.90)	$0.74	$1.38
Less Distributions
From net investment income	$(0.42)	$(0.34)	$(0.28)	$(0.42)	$(0.17)
From net realized gain	(0.21)	—	(0.20)	(0.28)	(0.01)
Total distributions	$(0.63)	$(0.34)	$(0.48)	$(0.70)	$(0.18)
Net asset value — End of year	$14.06	$13.79	$13.45	$14.83	$14.79
Total Return(2)	6.75%	5.06%	(5.77)%	4.93%	10.20%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,200	$3,517	$7,248	$9,157	$5,082
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.13%(4)	1.08%(4)	1.08%(4)	1.04%	1.07%
Net expenses	1.03%(4)(5)	1.01%(4)(5)	1.01%(4)(5)	1.00%	1.00%
Net investment income	2.71%	2.86%	2.31%	1.83%	1.55%
Portfolio Turnover	19%	34%	14%	22%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 0.03%, 0.01% and 0.01% for the years ended January 31, 2025, 2024 and 2023, respectively.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2025, 2024 and 2023).
20
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Financial Highlights — continued

	Class R6
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$13.93	$13.63	$15.04	$14.96	$13.73
Income (Loss) From Operations
Net investment income(1)	$0.48	$0.40	$0.37	$0.42	$0.27
Net realized and unrealized gain (loss)	0.50	0.38	(1.22)	0.42	1.20
Total income (loss) from operations	$0.98	$0.78	$(0.85)	$0.84	$1.47
Less Distributions
From net investment income	$(0.51)	$(0.48)	$(0.36)	$(0.48)	$(0.23)
From net realized gain	(0.21)	—	(0.20)	(0.28)	(0.01)
Total distributions	$(0.72)	$(0.48)	$(0.56)	$(0.76)	$(0.24)
Net asset value — End of year	$14.19	$13.93	$13.63	$15.04	$14.96
Total Return(2)	7.31%	5.70%	(5.29)%	5.51%	10.75%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$112,978	$139,761	$126,703	$136,299	$150,071
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.60%(4)	0.55%(4)	0.55%(4)	0.51%	0.54%
Net expenses	0.50%(4)(5)	0.48%(4)(5)	0.48%(4)(5)	0.47%	0.47%
Net investment income	3.32%	2.92%	2.78%	2.61%	2.07%
Portfolio Turnover	19%	34%	14%	22%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 0.03%, 0.01% and 0.01% for the years ended January 31, 2025, 2024 and 2023, respectively.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2025, 2024 and 2023).
21
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares on January 15, 2020, and only for such shareholders’ accounts established prior to such date. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
22

Parametric
International Equity Fund
January 31, 2025
Notes to Financial Statements — continued

As of January 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—During the year ended January 31, 2025, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2025 and January 31, 2024 was as follows:
	Year Ended January 31,
	2025	2024
Ordinary income	$9,367,593	$12,853,138
Long-term capital gains	$3,958,972	$ —
During the year ended January 31, 2025, distributable earnings was decreased by $3,657,631 and paid-in capital was increased by $3,657,631 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
23

Parametric
International Equity Fund
January 31, 2025
Notes to Financial Statements — continued

As of January 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 1,041,254
Undistributed long-term capital gains	2,536,223
Net unrealized appreciation	40,132,709
Distributable earnings	$43,710,186
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$231,596,771
Gross unrealized appreciation	$63,907,436
Gross unrealized depreciation	(23,737,881)
Net unrealized appreciation	$40,169,555
3  Investment Adviser and Administration Fees and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the year ended January 31, 2025, the investment adviser and administration fee amounted to $1,306,010 or 0.40% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2025, the investment adviser and administration fee paid was reduced by $673 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 0.50%, 1.00% and 0.47% of the Fund’s average daily net assets for Class A, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after June 1, 2025. Pursuant to this agreement, EVM and Parametric were allocated $333,084 in total of the Fund’s operating expenses for the year ended January 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2025, EVM earned $18,548 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $188 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2025. EVD also received distribution and service fees from Class A and Class R shares (see Note 4).
24

Parametric
International Equity Fund
January 31, 2025
Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2025 amounted to $80,979 for Class A shares.
The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended January 31, 2025, the Fund paid or accrued to EVD $8,756 for Class R shares.
Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2025 amounted to $8,756 for Class R shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2025, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $62,631,075 and $199,686,918, respectively, for the year ended January 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	241,515	$ 3,529,724	271,791	$ 3,689,671
Issued to shareholders electing to receive payments of distributions in Fund shares	99,369	1,346,452	78,178	1,094,491
Redemptions	(889,262)	(12,957,790)	(1,926,260)	(26,558,298)
Net decrease	(548,378)	$ (8,081,614)	(1,576,291)	$(21,774,136)
25

Parametric
International Equity Fund
January 31, 2025
Notes to Financial Statements — continued

	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	2,223,127	$ 31,996,304	2,517,383	$ 34,427,641
Issued to shareholders electing to receive payments of distributions in Fund shares	452,174	6,145,040	470,877	6,611,112
Redemptions	(9,221,716)	(134,856,284)	(8,580,380)	(118,286,720)
Net decrease	(6,546,415)	$(96,714,940)	(5,592,120)	$(77,247,967)
Class R
Sales	34,636	$ 498,987	47,947	$ 644,991
Issued to shareholders electing to receive payments of distributions in Fund shares	10,387	139,501	6,242	86,632
Redemptions	(72,456)	(1,057,648)	(338,210)	(4,530,879)
Net decrease	(27,433)	$ (419,160)	(284,021)	$ (3,799,256)
Class R6
Sales	3,889,928	$ 56,826,789	2,918,493	$ 40,338,747
Issued to shareholders electing to receive payments of distributions in Fund shares	402,309	5,447,262	332,404	4,656,983
Redemptions	(6,362,620)	(93,104,559)	(2,513,647)	(34,134,190)
Net increase (decrease)	(2,070,383)	$(30,830,508)	737,250	$ 10,861,540
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the year ended January 31, 2025 were $1,424,809 and 6.06%, respectively.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
26

Parametric
International Equity Fund
January 31, 2025
Notes to Financial Statements — continued

At January 31, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $19,110,875 and $20,622,438, respectively. Collateral received was comprised of cash of $6,350,933 and U.S. government and/or agencies securities of $14,271,505. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$6,350,521	$ —	$ —	$ —	$6,350,521
Warrants	412	—	—	—	412
Total	$6,350,933	$ —	$ —	$ —	$6,350,933
The carrying amount of the liability for collateral for securities loaned at January 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at January 31, 2025.
10  Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $159,236, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the year ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$662,721	$62,926,865	$(63,430,350)	$ —	$ —	$159,236	$21,900	159,236
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
27

Parametric
International Equity Fund
January 31, 2025
Notes to Financial Statements — continued

At January 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia	$ 151,716	$ 57,390,446	$0	$ 57,542,162
Australasia/Pacific	—	25,297,613	—	25,297,613
Developed Europe	4,139,572	172,983,894	0	177,123,466
Developed Middle East	687,420	4,600,774	—	5,288,194
Total Common Stocks	$ 4,978,708	$260,272,727**	$0	$265,251,435
Rights	$ 4,722	$ —	$ —	$ 4,722
Warrants	—	—	0	0
Short-Term Investments:
Affiliated Fund	159,236	—	—	159,236
Securities Lending Collateral	6,350,933	—	—	6,350,933
Total Investments	$11,493,599	$ 260,272,727	$0	$271,766,326
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2025 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
28

Parametric
International Equity Fund
January 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric International Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric International Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 24, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
29

Parametric
International Equity Fund
January 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended January 31, 2025, the Fund designates approximately $11,380,131, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended January 31, 2025, the Fund paid foreign taxes of $966,745 and recognized foreign source income of $13,396,167.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2025, $9,089,157 or, if subsequently determined to be different, the net capital gain of such year.
30

EAISX-NCSR    1.31.25

Parametric
Emerging Markets Fund
Annual Financial Statements and
Additional Information
January 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information January 31, 2025
Parametric
Emerging Markets Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
Emerging Markets Fund
January 31, 2025
Portfolio of Investments

Common Stocks — 99.5%
Security	Shares	Value
Argentina — 1.1%
Bioceres Crop Solutions Corp.(1)(2)	2,400	$ 16,440
Central Puerto SA ADR(1)(2)	7,000	101,640
Cresud SACIF y A ADR	4,131	53,042
Grupo Financiero Galicia SA ADR(1)(2)	2,527	170,522
IRSA Inversiones y Representaciones SA ADR(1)	4,613	68,226
Loma Negra Cia Industrial Argentina SA ADR(1)	8,024	97,090
MercadoLibre, Inc.(1)	397	763,110
Pampa Energia SA ADR(1)	1,829	163,568
Telecom Argentina SA ADR(1)(2)	6,900	84,180
Transportadora de Gas del Sur SA, Class B ADR(1)	2,413	68,143
YPF SA ADR(1)	9,524	375,912
		$ 1,961,873
Bahrain — 0.3%
Al Salam Bank BSC	651,014	$ 343,995
GFH Financial Group BSC	612,932	195,144
		$ 539,139
Bangladesh — 0.4%
Bangladesh Export Import Co. Ltd.(1)(3)	70,279	$ 45,670
Beximco Pharmaceuticals Ltd.	100,930	62,614
City Bank PLC	314,253	58,964
GrameenPhone Ltd.	18,840	51,707
Heidelberg Materials Bangladesh PLC	18,065	31,051
Jamuna Oil Co. Ltd.	22,841	32,751
Olympic Industries Ltd.	24,067	30,297
Pubali Bank PLC	155,990	37,315
Renata PLC	6,549	26,784
Square Pharmaceuticals PLC	128,709	228,617
Summit Power Ltd.	107,026	12,722
Titas Gas Transmission & Distribution Co. Ltd.	150,108	23,828
Unique Hotel & Resorts PLC	71,627	25,415
United Commercial Bank PLC	741,745	53,517
		$ 721,252
Botswana — 0.5%
Botswana Insurance Holdings Ltd.	63,055	$ 102,140
First National Bank of Botswana Ltd.	256,849	94,552
Letshego Africa Holdings Ltd.(1)	648,236	53,666
Sechaba Breweries Holdings Ltd.	295,128	679,455
		$ 929,813
Security	Shares	Value
Brazil — 4.8%
Adecoagro SA(2)	10,100	$ 98,273
Alpargatas SA, PFC Shares(1)	51,100	54,212
Ambev SA	142,850	271,325
Arcos Dorados Holdings, Inc., Class A	8,100	62,775
Atacadao SA	45,100	47,770
Azzas 2154 SA	10,190	59,546
B3 SA - Brasil Bolsa Balcao	26,000	49,784
Banco Bradesco SA, PFC Shares	43,292	89,561
BRF SA	20,900	78,285
CCR SA	26,700	51,307
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	33,600	228,253
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	12,660	204,868
Cia Energetica de Minas Gerais, PFC Shares	54,340	101,910
Cia Siderurgica Nacional SA	27,600	42,930
Cogna Educacao SA(1)	409,436	98,785
Cosan SA	39,700	52,580
Cyrela Brazil Realty SA Empreendimentos e Participacoes	23,700	82,852
Direcional Engenharia SA	17,400	85,689
Embraer SA ADR(1)	9,248	378,891
Energisa SA	21,400	145,229
Eneva SA(1)	44,400	89,650
Engie Brasil Energia SA	8,250	51,950
Equatorial Energia SA	27,300	140,843
Fleury SA	31,395	63,606
Gerdau SA, PFC Shares	20,034	59,032
Hapvida Participacoes e Investimentos SA(1)(4)	495,920	205,359
Hypera SA	36,000	112,607
Itau Unibanco Holding SA, PFC Shares	30,120	174,255
Itausa SA, PFC Shares	61,470	100,240
JBS SA	20,225	122,650
Klabin SA, PFC Shares	114,180	86,162
Localiza Rent a Car SA	20,789	109,814
Lojas Renner SA	106,322	248,338
LWSA SA(4)	73,600	42,316
Magazine Luiza SA(1)	27,330	34,887
Marfrig Global Foods SA	38,855	105,647
Multiplan Empreendimentos Imobiliarios SA	30,700	117,672
Natura & Co. Holding SA	41,000	88,538
NU Holdings Ltd., Class A(1)	21,500	284,660
Petroleo Brasileiro SA, PFC Shares	149,100	961,590
Prio SA(1)	7,000	49,098
Raia Drogasil SA	46,472	167,708
Raizen SA, PFC Shares	135,400	44,021
Rede D'Or Sao Luiz SA(4)	80,300	384,046
Rumo SA	37,219	117,184
Sendas Distribuidora SA	51,145	58,986

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Brazil (continued)
Smartfit Escola de Ginastica e Danca SA	25,000	$ 83,333
StoneCo Ltd., Class A(1)	4,900	44,933
Suzano SA	10,620	113,341
Telefonica Brasil SA	24,100	213,904
TIM SA	80,550	215,156
TOTVS SA	43,070	251,018
Vale SA	66,647	617,768
Vibra Energia SA	102,100	294,557
Vivara Participacoes SA	17,400	63,805
WEG SA	31,104	292,941
YDUQS Participacoes SA	24,300	42,620
		$ 8,539,060
Bulgaria — 0.3%
CB First Investment Bank AD(1)	101,904	$ 227,578
Chimimport AD(1)	164,922	62,310
MonBat AD(1)	28,235	42,284
Sopharma AD	61,906	187,157
		$ 519,329
Chile — 2.6%
Aguas Andinas SA, Series A	483,322	$ 154,395
Banco de Chile	2,960,094	366,451
Banco de Credito e Inversiones SA	3,443	105,194
Banco Santander Chile	3,218,212	166,023
CAP SA(1)	7,626	42,282
Cencosud SA	133,252	339,502
Cia Cervecerias Unidas SA	16,853	102,645
Cia Sud Americana de Vapores SA	4,277,766	238,470
Colbun SA	624,587	84,058
Embotelladora Andina SA, Class B, PFC Shares	51,948	173,420
Empresa Nacional de Telecomunicaciones SA	24,183	76,359
Empresas CMPC SA	133,400	227,607
Empresas COPEC SA	75,124	501,954
Enel Americas SA	1,632,285	146,853
Enel Chile SA	1,903,814	113,062
Falabella SA	131,123	496,585
Parque Arauco SA	232,299	398,835
Quinenco SA	9,770	34,901
Ripley Corp. SA(1)	484,810	141,128
Sociedad Matriz SAAM SA	1,031,318	112,663
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	9,400	371,009
SONDA SA	225,936	87,124
Vina Concha y Toro SA	92,943	106,266
		$ 4,586,786
Security	Shares	Value
China — 14.5%
3SBio, Inc.(4)	98,000	$ 75,626
AAC Technologies Holdings, Inc.	27,000	140,681
Aier Eye Hospital Group Co. Ltd., Class A	24,105	41,114
Air China Ltd., Class H(1)(2)	178,000	109,293
Alibaba Group Holding Ltd. ADR	6,400	632,576
Aluminum Corp. of China Ltd., Class H	144,000	92,687
Angang Steel Co. Ltd., Class H(1)	306,400	59,681
Anhui Conch Cement Co. Ltd., Class H	54,500	146,926
ANTA Sports Products Ltd.	15,000	159,588
Baidu, Inc. ADR(1)(2)	1,632	147,859
Bank of Beijing Co. Ltd., Class A	182,760	150,918
Bank of China Ltd., Class H	321,000	166,062
Bank of Ningbo Co. Ltd., Class A	19,850	72,312
BeiGene Ltd. ADR(1)	1,900	427,481
Beijing Capital International Airport Co. Ltd., Class H(1)	308,000	112,444
Beijing Enterprises Holdings Ltd.	39,500	135,667
Beijing Enterprises Water Group Ltd.	290,000	80,496
Beijing Originwater Technology Co. Ltd., Class A	39,363	25,098
BOE Technology Group Co. Ltd., Class A	341,100	209,914
BYD Co. Ltd., Class H	7,654	268,964
BYD Electronic International Co. Ltd.	29,000	158,351
Changchun High-Tech Industry Group Co. Ltd., Class A	6,200	79,703
Changjiang Securities Co. Ltd., Class A	112,200	98,763
Chengdu Xingrong Environment Co. Ltd., Class A	125,700	126,745
China Coal Energy Co. Ltd., Class H(2)	144,000	165,519
China Communications Services Corp. Ltd., Class H	118,000	67,139
China Construction Bank Corp., Class H	297,630	242,186
China Everbright Environment Group Ltd.	234,925	102,752
China Gas Holdings Ltd.	165,400	137,112
China Jinmao Holdings Group Ltd.	352,000	41,294
China Life Insurance Co. Ltd., Class H	35,000	64,974
China Longyuan Power Group Corp. Ltd., Class H	188,000	138,616
China Mengniu Dairy Co. Ltd.	58,000	116,267
China Merchants Bank Co. Ltd., Class H	18,024	99,133
China Merchants Port Holdings Co. Ltd.	42,035	71,480
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	74,674	100,894
China National Building Material Co. Ltd., Class H(2)	166,000	79,395
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	15,200	44,088
China Oilfield Services Ltd., Class H	198,000	177,239
China Overseas Land & Investment Ltd.	115,160	183,544
China Petroleum & Chemical Corp., Class H	909,741	497,542
China Railway Group Ltd., Class H	281,000	136,084
China Resources Beer Holdings Co. Ltd.	34,000	103,079
China Resources Gas Group Ltd.	49,000	166,567
China Resources Land Ltd.	86,000	261,784

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
China (continued)
China Resources Medical Holdings Co. Ltd.	163,000	$ 78,450
China Resources Power Holdings Co. Ltd.	69,600	154,793
China Shenhua Energy Co. Ltd., Class H	129,500	522,208
China Shineway Pharmaceutical Group Ltd.	110,000	117,068
China Southern Airlines Co. Ltd., Class H(1)(2)	108,000	51,521
China State Construction Engineering Corp. Ltd., Class A	156,440	121,832
China Tourism Group Duty Free Corp. Ltd., Class A	6,700	56,360
China Travel International Investment Hong Kong Ltd.(2)	714,855	92,844
China Vanke Co. Ltd., Class H(1)(2)	149,577	111,739
China Yangtze Power Co. Ltd., Class A	112,600	448,162
CITIC Ltd.	142,000	160,878
CMOC Group Ltd., Class H	132,000	97,518
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	130,000	119,952
COSCO SHIPPING Holdings Co. Ltd., Class H	61,866	92,850
COSCO SHIPPING Ports Ltd.	110,000	63,643
Country Garden Holdings Co. Ltd.(1)	400,880	22,380
Country Garden Services Holdings Co. Ltd.	56,589	36,897
CSPC Pharmaceutical Group Ltd.	239,760	138,216
Daqo New Energy Corp. ADR(1)(2)	1,900	34,029
Dong-E-E-Jiao Co. Ltd., Class A	16,200	135,816
East Money Information Co. Ltd., Class A	24,751	78,540
Focus Media Information Technology Co. Ltd., Class A	196,344	178,838
Ganfeng Lithium Group Co. Ltd., Class A	14,770	67,509
GDS Holdings Ltd. ADR(1)	9,300	201,903
Gemdale Corp., Class A	80,700	51,088
Great Wall Motor Co. Ltd., Class H(2)	50,000	81,711
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	86,500	50,498
Guangdong Investment Ltd.	186,000	140,808
Guangdong Land Holdings Ltd.(1)	35,898	922
Haier Smart Home Co. Ltd., Class H	47,553	157,284
Han's Laser Technology Industry Group Co. Ltd., Class A	23,400	82,849
Hengan International Group Co. Ltd.	24,500	67,072
Huadian Power International Corp. Ltd., Class H(2)	240,000	117,396
Huadong Medicine Co. Ltd., Class A	32,753	157,458
Huaneng Power International, Inc., Class H	222,000	116,489
Huayu Automotive Systems Co. Ltd., Class A	53,308	123,595
Hubei Energy Group Co. Ltd., Class A	94,014	62,879
Hundsun Technologies, Inc., Class A	31,491	113,232
Iflytek Co. Ltd., Class A	34,550	242,178
Industrial & Commercial Bank of China Ltd., Class H	291,000	198,077
Industrial Bank Co. Ltd., Class A	25,302	70,964
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(1)	707,000	173,525
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	53,200	204,973
Innovent Biologics, Inc.(1)(4)	44,000	187,244
JD.com, Inc. ADR	6,406	260,852
Jiangsu Expressway Co. Ltd., Class H	108,000	120,256
Security	Shares	Value
China (continued)
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,761	$ 239,043
Jiangsu Yanghe Distillery Co. Ltd., Class A	11,800	127,843
Jiangxi Copper Co. Ltd., Class H	42,000	66,661
Jinke Property Group Co. Ltd., Class A(1)	130,499	26,202
KE Holdings, Inc. ADR	20,700	360,801
Kingboard Holdings Ltd.	34,600	88,169
Kingdee International Software Group Co. Ltd.(1)	99,000	131,387
Kingsoft Corp. Ltd.	32,800	165,818
Kunlun Energy Co. Ltd.	136,000	129,857
Kweichow Moutai Co. Ltd., Class A	2,900	576,170
Lee & Man Paper Manufacturing Ltd.	275,000	79,203
Lenovo Group Ltd.	204,000	246,034
Lepu Medical Technology Beijing Co. Ltd., Class A	33,300	47,731
Li Ning Co. Ltd.	21,208	43,856
Longfor Group Holdings Ltd.(2)(4)	80,500	102,323
LONGi Green Energy Technology Co. Ltd., Class A	63,389	130,021
Luxshare Precision Industry Co. Ltd., Class A	71,034	395,857
Luye Pharma Group Ltd.(1)(2)(4)	249,500	66,774
Maanshan Iron & Steel Co. Ltd., Class H(1)(2)	286,000	64,112
Meituan, Class B(1)(4)	8,073	153,650
NARI Technology Co. Ltd., Class A	59,068	188,198
NetEase, Inc. ADR	2,610	268,438
Nine Dragons Paper Holdings Ltd.(1)(2)	195,000	79,261
OFILM Group Co. Ltd., Class A(1)	65,800	106,997
PetroChina Co. Ltd., Class H	784,000	599,400
Ping An Bank Co. Ltd., Class A	35,488	56,208
Ping An Insurance Group Co. of China Ltd., Class H	24,500	137,952
Poly Developments and Holdings Group Co. Ltd., Class A	94,900	109,313
Power Construction Corp. of China Ltd., Class A	53,800	37,742
SAIC Motor Corp. Ltd., Class A	55,100	130,440
Sanan Optoelectronics Co. Ltd., Class A	84,900	134,445
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	81,150	75,786
Shandong Gold Mining Co. Ltd., Class A	50,680	171,771
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	112,000	69,898
Shanghai Electric Group Co. Ltd., Class H(1)(2)	282,000	95,997
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	41,000	71,124
Shenzhen Inovance Technology Co. Ltd., Class A	10,400	86,590
Shenzhen Investment Ltd.	674,000	70,231
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	171,300	112,005
Siasun Robot & Automation Co. Ltd., Class A(1)	55,000	138,273
Sichuan Chuantou Energy Co. Ltd., Class A	88,600	193,975
Sino Biopharmaceutical Ltd.	475,500	172,858
Sino-Ocean Group Holding Ltd.(1)	659,000	18,697
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	469,000	73,071
Sinopharm Group Co. Ltd., Class H	60,400	159,742

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
China (continued)
Sunny Optical Technology Group Co. Ltd.	26,700	$ 240,312
Tencent Holdings Ltd.	31,839	1,675,215
Tingyi (Cayman Islands) Holding Corp.	56,000	85,380
Tongling Nonferrous Metals Group Co. Ltd., Class A	424,000	192,497
Trip.com Group Ltd. ADR(1)	2,954	207,282
Tsingtao Brewery Co. Ltd., Class H	13,566	83,320
Vnet Group, Inc. ADR(1)(2)	14,100	98,277
Wanhua Chemical Group Co. Ltd., Class A	8,165	77,300
Want Want China Holdings Ltd.	162,920	99,567
Weichai Power Co. Ltd., Class H	53,742	93,522
Weimob, Inc.(1)(2)(4)	219,000	65,106
WH Group Ltd.(4)	248,121	193,558
Wuliangye Yibin Co. Ltd., Class A	15,200	268,061
Wuxi Biologics Cayman, Inc.(1)(4)	90,000	215,434
Xiaomi Corp., Class B(1)(4)	140,000	701,688
Xinyi Solar Holdings Ltd.(2)	170,000	70,086
Yangzijiang Financial Holding Ltd.	326,900	113,876
Yangzijiang Shipbuilding Holdings Ltd.	40,900	91,595
Yankuang Energy Group Co. Ltd., Class H	124,100	131,275
Yuan Longping High-tech Agriculture Co. Ltd., Class A	65,900	92,842
Yuexiu Property Co. Ltd.(2)	128,000	80,170
Yunnan Baiyao Group Co. Ltd., Class A	29,680	237,266
Zhaojin Mining Industry Co. Ltd., Class H(2)	77,500	122,897
Zhejiang Dahua Technology Co. Ltd., Class A	69,550	145,758
Zhejiang Expressway Co. Ltd., Class H	116,000	83,483
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	41,250	88,274
Zhuzhou CRRC Times Electric Co. Ltd., Class H	32,800	126,430
Zijin Mining Group Co. Ltd., Class H	190,000	359,183
ZTE Corp., Class H	44,303	154,884
ZTO Express Cayman, Inc. ADR	6,900	128,754
		$ 25,604,149
Colombia — 0.7%
Bancolombia SA	13,473	$ 138,094
Bancolombia SA ADR, PFC Shares	3,555	140,600
Cementos Argos SA	64,856	159,480
Ecopetrol SA	794,069	370,125
Geopark Ltd.(2)	6,700	61,372
Grupo Argos SA	19,000	90,007
Grupo de Inversiones Suramericana SA	5,521	47,529
Interconexion Electrica SA ESP	54,653	240,187
		$ 1,247,394
Croatia — 0.7%
Ericsson Nikola Tesla DD	432	$ 86,468
Hrvatski Telekom DD	7,870	350,270
Security	Shares	Value
Croatia (continued)
Koncar-Elektroindustrija DD	331	$ 186,896
Podravka Prehrambena Ind DD	1,328	196,897
Valamar Riviera DD	46,918	298,643
Zagrebacka Banka DD	2,776	85,465
		$ 1,204,639
Czech Republic — 0.6%
CEZ AS	18,877	$ 826,840
Colt CZ Group SE	1,998	58,553
Komercni Banka AS	5,504	201,904
Philip Morris CR AS	81	57,215
		$ 1,144,512
Egypt — 0.6%
Cleopatra Hospital(1)	330,000	$ 54,858
Commercial International Bank - Egypt (CIB)	146,033	221,535
Eastern Co. SAE	268,069	155,462
EFG Holding SAE(1)	79,120	33,708
E-Finance for Digital & Financial Investments	132,499	47,769
ElSewedy Electric Co.	87,156	143,847
Fawry for Banking & Payment Technology Services SAE(1)	217,000	37,153
Juhayna Food Industries	143,563	100,120
Oriental Weavers	149,447	75,105
Talaat Moustafa Group	171,254	186,392
Telecom Egypt Co.	67,509	45,910
		$ 1,101,859
Estonia — 0.5%
Tallink Grupp AS	813,748	$ 540,362
TKM Grupp AS	31,842	325,888
		$ 866,250
Ghana — 0.3%
GCB Bank PLC(1)	830,933	$ 348,026
Standard Chartered Bank Ghana PLC	90,500	136,070
		$ 484,096
Greece — 1.3%
Aegean Airlines SA	3,992	$ 44,904
Alpha Services and Holdings SA	58,420	107,479
Eurobank Ergasias Services and Holdings SA, Class A	72,622	181,753
GEK TERNA SA	4,483	86,830
Hellenic Telecommunications Organization SA	14,171	214,283
JUMBO SA	9,006	243,299
Metlen Energy & Metals SA	5,537	199,037
Motor Oil (Hellas) Corinth Refineries SA	8,687	191,936

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Greece (continued)
National Bank of Greece SA	19,283	$ 167,098
OPAP SA	15,444	264,931
Public Power Corp. SA	10,354	141,235
Sarantis SA	6,450	76,259
Terna Energy SA	4,568	94,761
Titan Cement International SA	3,453	163,367
Tsakos Energy Navigation Ltd.	3,420	61,150
		$ 2,238,322
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	28,303	$ 99,667
MOL Hungarian Oil & Gas PLC	38,176	278,893
OTP Bank Nyrt	6,487	401,347
Richter Gedeon Nyrt	13,924	360,611
		$ 1,140,518
Iceland — 0.7%
Alvotech SA(1)	11,700	$ 148,824
Arion Banki Hf.(4)	94,500	116,821
Brim Hf.	190,700	102,100
Eimskipafelag Islands Hf.	8,816	27,797
Festi Hf.	82,975	173,831
Hagar Hf.	135,000	99,182
Heimar Hf.(1)	205,400	55,103
Icelandair Group Hf.(1)	2,300,000	22,630
Islandsbanki Hf.	57,500	49,957
Kvika banki Hf.(1)	300,000	44,597
Marel Hf.(1)	32,936	142,081
Reitir fasteignafelag Hf.	73,100	58,352
Sildarvinnslan Hf.(1)	124,800	83,354
Siminn Hf.	678,565	66,451
Syn Hf.(1)	84,000	17,917
		$ 1,208,997
India — 7.1%
ACC Ltd.	1,578	$ 36,416
Adani Energy Solutions Ltd.(1)	3,600	30,917
Adani Enterprises Ltd.	4,154	109,252
Adani Ports & Special Economic Zone Ltd.	6,719	84,875
Adani Total Gas Ltd.	4,200	31,015
Apollo Hospitals Enterprise Ltd.	2,292	179,760
Ashok Leyland Ltd.	18,600	46,353
Asian Paints Ltd.	3,500	92,728
Aurobindo Pharma Ltd.	7,224	97,485
Avenue Supermarts Ltd.(1)(4)	3,000	126,688
Axis Bank Ltd.	5,372	60,868
Security	Shares	Value
India (continued)
Bajaj Auto Ltd.	1,134	$ 115,527
Bajaj Finance Ltd.	1,332	120,777
Bajaj Finserv Ltd.	3,629	72,457
Bharat Petroleum Corp. Ltd.	18,582	55,754
Bharti Airtel Ltd.	45,721	855,188
Biocon Ltd.	20,599	85,918
Britannia Industries Ltd.	2,200	130,142
Cipla Ltd.	9,493	161,764
Coal India Ltd.	25,404	115,613
Container Corp. of India Ltd.	4,000	35,893
Crompton Greaves Consumer Electricals Ltd.	19,469	76,944
Cummins India Ltd.	2,531	84,830
Divi's Laboratories Ltd.	2,050	131,898
DLF Ltd.	20,247	173,276
Dr. Reddy's Laboratories Ltd.	12,585	176,606
Eicher Motors Ltd.	1,260	75,383
Embassy Office Parks REIT	14,200	60,600
GAIL (India) Ltd.	73,508	149,388
Godrej Consumer Products Ltd.	6,175	79,684
Godrej Properties Ltd.(1)	7,400	197,703
Grasim Industries Ltd.	4,143	119,668
Gujarat State Petronet Ltd.	19,482	77,465
Havells India Ltd.	5,343	96,357
HCL Technologies Ltd.	18,017	357,551
HDFC Bank Ltd.	10,704	209,513
Hero MotoCorp Ltd.	843	42,089
Hindalco Industries Ltd.	11,944	81,579
Hindustan Aeronautics Ltd.(5)	900	40,706
Hindustan Unilever Ltd.	9,071	258,044
ICICI Bank Ltd.	9,120	131,242
Indian Hotels Co. Ltd.	9,500	83,556
Indian Oil Corp. Ltd.	29,010	42,844
Indus Towers Ltd.(1)	21,944	87,576
Info Edge India Ltd.	1,700	150,965
Infosys Ltd.	53,369	1,161,273
Ipca Laboratories Ltd.	6,080	101,046
ITC Hotels Ltd.(1)	3,478	6,543
ITC Ltd.	34,786	179,223
Jio Financial Services Ltd.(1)	25,074	69,643
JSW Steel Ltd.	14,970	162,572
Kotak Mahindra Bank Ltd.	3,824	83,631
Larsen & Toubro Ltd.	4,500	184,641
Lupin Ltd.	3,126	74,883
Mahindra & Mahindra Ltd.	4,776	164,142
Maruti Suzuki India Ltd.	1,314	186,159
Max Healthcare Institute Ltd.	9,725	118,726

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
India (continued)
Nestle India Ltd.	5,590	$ 149,118
NTPC Ltd.	50,126	186,687
Oil & Natural Gas Corp. Ltd.	29,209	88,071
Pidilite Industries Ltd.	960	31,789
Power Grid Corp. of India Ltd.	61,021	211,911
Reliance Industries Ltd.	55,948	814,203
Siemens Ltd.	641	44,743
SRF Ltd.	3,200	103,482
Sun Pharmaceutical Industries Ltd.	17,276	347,129
Sun TV Network Ltd.	7,988	56,924
Tata Consultancy Services Ltd.	14,841	702,254
Tata Consumer Products Ltd.	7,384	87,067
Tata Motors Ltd.	12,352	101,657
Tata Power Co. Ltd.	43,199	180,944
Tata Steel Ltd.	67,800	104,780
Tech Mahindra Ltd.	14,661	281,885
Titan Co. Ltd.	4,132	165,811
Torrent Pharmaceuticals Ltd.	2,968	111,840
Tube Investments of India Ltd.	2,406	91,998
UltraTech Cement Ltd.	627	82,915
UPL Ltd.	7,038	48,923
Vedanta Ltd.	20,367	103,346
Vodafone Idea Ltd.(1)	388,069	40,320
Voltas Ltd.	6,353	92,170
Wipro Ltd.	43,898	157,263
Zee Entertainment Enterprises Ltd.	44,401	53,846
Zydus Lifesciences Ltd.	3,597	40,172
		$ 12,604,587
Indonesia — 2.3%
AKR Corporindo Tbk. PT	1,258,400	$ 85,534
Alamtri Resources Indonesia Tbk. PT	1,211,600	173,017
Aneka Tambang Tbk. PT	939,800	79,857
Aspirasi Hidup Indonesia Tbk. PT	1,088,200	50,922
Astra International Tbk. PT	1,419,500	417,099
Bank Central Asia Tbk. PT	357,600	206,578
Bank Mandiri Persero Tbk. PT	317,400	116,620
Bank Negara Indonesia Persero Tbk. PT	226,000	65,750
Bank Rakyat Indonesia Persero Tbk. PT	505,368	130,500
Barito Renewables Energy Tbk. PT	641,900	353,851
Bukit Asam Tbk. PT	433,000	71,395
Bumi Serpong Damai Tbk. PT(1)	1,396,900	81,356
Charoen Pokphand Indonesia Tbk. PT	346,400	99,212
Erajaya Swasembada Tbk. PT	4,907,500	115,512
GoTo Gojek Tokopedia Tbk. PT(1)	33,431,200	165,614
Gudang Garam Tbk. PT(1)	57,100	39,378
Security	Shares	Value
Indonesia (continued)
Indocement Tunggal Prakarsa Tbk. PT	241,800	$ 87,124
Indofood Sukses Makmur Tbk. PT	271,700	130,762
Indosat Tbk. PT	302,400	42,760
Jasa Marga Persero Tbk. PT	307,000	79,580
Kalbe Farma Tbk. PT	2,457,000	190,538
Lippo Karawaci Tbk. PT(1)	10,490,680	58,459
Medco Energi Internasional Tbk. PT	1,299,520	85,631
Mitra Adiperkasa Tbk. PT	1,163,700	91,636
Mitra Keluarga Karyasehat Tbk. PT(5)	1,185,700	175,949
Perusahaan Gas Negara Tbk. PT	1,365,300	133,683
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,193,000	75,951
Sarana Menara Nusantara Tbk. PT	799,800	31,063
Semen Indonesia Persero Tbk. PT	320,600	55,184
Telkom Indonesia Persero Tbk. PT	1,606,600	258,742
Unilever Indonesia Tbk. PT	309,900	30,923
United Tractors Tbk. PT	130,583	199,248
Vale Indonesia Tbk. PT(1)	212,040	38,910
Waskita Karya Persero Tbk. PT(1)(3)	2,474,900	0
Wijaya Karya Persero Tbk. PT(1)	982,300	13,258
XL Axiata Tbk. PT	485,100	67,466
		$ 4,099,062
Jordan — 0.6%
Arab Bank PLC	52,362	$ 357,098
Arab Potash	5,725	272,089
International General Insurance Holdings Ltd.	4,200	105,294
Jordan Islamic Bank	13,918	84,931
Jordan Petroleum Refinery Co.	23,035	169,699
Jordan Telecommunications Co. PSC	14,640	62,694
Jordanian Electric Power Co.	18,089	60,414
		$ 1,112,219
Kazakhstan — 0.6%
Freedom Holding Corp.(1)	1,000	$ 140,840
Halyk Savings Bank of Kazakhstan JSC GDR(5)	8,992	171,451
Kaspi.KZ JSC ADR	2,740	260,574
KCell JSC GDR(1)(3)(5)	96,329	0
NAC Kazatomprom JSC GDR(5)	13,900	530,285
		$ 1,103,150
Kenya — 0.6%
British American Tobacco Kenya PLC	16,600	$ 46,865
East African Breweries PLC	101,980	141,765
Equity Group Holdings PLC	555,500	198,083

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Kenya (continued)
KCB Group PLC	434,620	$ 143,805
Safaricom PLC	3,938,372	525,442
		$ 1,055,960
Kuwait — 1.4%
Agility Global PLC	310,166	$ 111,445
Agility Public Warehousing Co. KSC	155,083	126,004
Boubyan Bank KSCP	29,791	60,601
Boubyan Petrochemicals Co. KSCP	2,441	5,270
Burgan Bank SAK	80,830	54,145
Gulf Bank KSCP	128,461	128,080
Kuwait Finance House KSCP	217,147	552,735
Mabanee Co. KPSC	141,232	364,198
Mobile Telecommunications Co. KSCP	213,804	313,314
National Bank of Kuwait SAKP	161,305	503,636
National Industries Group Holding SAK	266,042	228,344
		$ 2,447,772
Lithuania — 0.5%
Apranga PVA	65,809	$ 205,416
KN Energies AB	205,439	58,629
Rokiskio Suris	91,153	375,186
Siauliu Bankas AB	277,296	265,013
		$ 904,244
Malaysia — 2.4%
Axiata Group Bhd.	157,050	$ 78,040
CelcomDigi Bhd.	79,844	67,063
CIMB Group Holdings Bhd.	90,800	162,998
Dialog Group Bhd.	363,831	154,679
Gamuda Bhd.	65,400	59,099
Genting Bhd.	165,500	134,547
Genting Malaysia Bhd.	265,500	132,546
Globetronics Technology Bhd.	582,200	66,236
Hartalega Holdings Bhd.	212,408	157,301
Hong Leong Bank Bhd.	15,800	71,463
IGB Real Estate Investment Trust	192,600	93,722
IHH Healthcare Bhd.	308,400	495,118
IJM Corp. Bhd.	69,480	37,081
Inari Amertron Bhd.	321,600	181,745
IOI Properties Group Bhd.	142,658	67,325
Kossan Rubber Industries Bhd.	210,000	105,220
Kuala Lumpur Kepong Bhd.	14,600	65,095
Magnum Bhd.	192,167	55,526
Malayan Banking Bhd.	64,187	148,808
Malaysia Airports Holdings Bhd.	50,000	122,670
Security	Shares	Value
Malaysia (continued)
Malaysian Pacific Industries Bhd.	6,600	$ 32,787
Maxis Bhd.	70,100	54,646
MISC Bhd.	43,400	70,396
My EG Services Bhd.	233,600	49,820
Nestle Malaysia Bhd.	2,600	52,410
Petronas Chemicals Group Bhd.	66,900	69,730
Petronas Dagangan Bhd.	56,900	250,267
Petronas Gas Bhd.	19,600	75,496
Press Metal Aluminium Holdings Bhd.	79,740	87,319
Public Bank Bhd.	95,290	92,041
SD Guthrie Bhd.	81,539	88,478
Sports Toto Bhd.	282,081	98,709
Supermax Corp. Bhd.(1)	220,554	52,815
Telekom Malaysia Bhd.	62,300	91,985
Tenaga Nasional Bhd.	30,638	93,389
Top Glove Corp. Bhd.(1)	696,800	186,903
VS Industry Bhd.	999,400	234,142
YTL Corp. Bhd.	241,391	102,682
		$ 4,240,297
Mauritius — 0.7%
Alteo Ltd.	245,799	$ 68,469
CIEL Ltd.	812,195	165,240
Lighthouse Properties PLC	313,039	130,020
MCB Group Ltd.	36,102	364,494
Miwa Sugar Ltd.	245,799	59,360
Phoenix Beverages Ltd.	10,244	120,678
Riveo Ltd.(1)	58,200	23,218
Rogers & Co. Ltd.	95,949	92,019
SBM Holdings Ltd.	497,363	63,796
Sun Ltd., Class A	58,200	53,809
United Basalt Products	21,996	39,872
		$ 1,180,975
Mexico — 5.0%
Alfa SAB de CV, Series A(2)	202,406	$ 164,976
Alsea SAB de CV	101,300	216,073
America Movil SAB de CV, Series B(2)	1,723,905	1,210,444
Arca Continental SAB de CV(2)	17,480	159,245
Bolsa Mexicana de Valores SAB de CV(2)	46,975	72,587
Cemex SAB de CV, Series CPO(2)	663,339	391,819
Coca-Cola Femsa SAB de CV	15,795	123,642
Corp. Inmobiliaria Vesta SAB de CV(2)	97,400	254,240
El Puerto de Liverpool SAB de CV, Class C1(2)	47,180	235,513
FIBRA Macquarie Mexico(4)	109,968	166,953
Fibra Uno Administracion SA de CV	263,790	273,821

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Mexico (continued)
Fomento Economico Mexicano SAB de CV, Series UBD	51,856	$ 441,209
Genomma Lab Internacional SAB de CV, Class B	76,500	103,996
Gruma SAB de CV, Class B	5,355	92,409
Grupo Aeroportuario del Centro Norte SAB de CV	21,300	201,117
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	28,787	531,258
Grupo Aeroportuario del Sureste SAB de CV, Class B(2)	13,130	357,238
Grupo Bimbo SAB de CV, Series A(2)	52,145	136,641
Grupo Carso SAB de CV, Series A1(2)	28,800	163,555
Grupo Elektra SAB de CV	2,213	36,632
Grupo Financiero Banorte SAB de CV, Class O	36,700	254,750
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	83,300	177,478
Grupo Mexico SAB de CV, Series B	141,079	688,647
Grupo Televisa SAB ADR(2)	64,200	123,264
Industrias Penoles SAB de CV(1)(2)	9,580	135,859
Kimberly-Clark de Mexico SAB de CV, Class A(2)	47,400	70,658
Megacable Holdings SAB de CV(2)	48,300	94,400
Nemak SAB de CV(1)(2)(4)	951,700	105,632
Orbia Advance Corp. SAB de CV(2)	49,699	31,514
Prologis Property Mexico SA de CV	152,376	474,658
Promotora y Operadora de Infraestructura SAB de CV	12,415	115,541
Ternium SA ADR	3,000	90,000
Vista Energy SAB de CV ADR(1)	16,200	873,990
Wal-Mart de Mexico SAB de CV	144,480	376,365
		$ 8,946,124
Morocco — 0.7%
Attijariwafa Bank	2,768	$ 174,009
Bank of Africa	1,861	38,452
Banque Centrale Populaire	1,923	54,585
Co. Sucrerie Marocaine et de Raffinage	5,010	102,300
Itissalat Al-Maghrib	23,401	247,811
Label Vie	228	95,996
LafargeHolcim Maroc SA	940	188,360
Societe d'Exploitation des Ports	2,476	149,268
TAQA Morocco SA	415	57,204
TotalEnergies Marketing Maroc SA	316	48,942
		$ 1,156,927
Oman — 0.6%
Bank Muscat SAOG	333,660	$ 221,878
National Bank of Oman SAOG	149,081	111,258
Oman Cement Co. SAOG	72,148	74,279
Oman Flour Mills Co. SAOG	40,801	46,651
Oman Telecommunications Co. SAOG	83,628	194,940
Omani Qatari Telecommunications Co. SAOG	140,637	82,118
Ominvest SAOG	57,161	48,979
Security	Shares	Value
Oman (continued)
OQ Gas Networks SAOC	173,800	$ 59,575
Renaissance Services SAOG	46,857	44,105
Sembcorp Salalah Power & Water Co. SAOG	410,180	103,857
Sohar International Bank SAOG	256,089	93,060
		$ 1,080,700
Pakistan — 0.6%
Engro Holdings Ltd.	94,273	$ 74,044
Fauji Fertilizer Co. Ltd.	72,390	101,396
Habib Bank Ltd.	80,318	50,823
Hub Power Co. Ltd.	173,453	80,847
IBEX Holdings Ltd.(1)	3,200	70,432
Lucky Cement Ltd.	14,831	62,421
Mari Energies Ltd.	38,667	82,076
MCB Bank Ltd.	61,976	62,859
Meezan Bank Ltd.	37,700	32,482
Millat Tractors Ltd.	24,000	59,063
Nishat Mills Ltd.	60,771	20,695
Oil & Gas Development Co. Ltd.	119,800	88,850
Pakistan Petroleum Ltd.	126,971	81,746
Pakistan State Oil Co. Ltd.	39,045	51,566
Systems Ltd.	41,600	88,753
United Bank Ltd.	41,168	60,453
		$ 1,068,506
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	6,100	$ 230,458
Copa Holdings SA, Class A	2,134	198,932
		$ 429,390
Peru — 1.2%
Alicorp SAA(1)	39,037	$ 72,452
Cia de Minas Buenaventura SAA ADR	24,350	310,706
Credicorp Ltd.	4,300	787,330
Ferreycorp SAA	125,476	100,432
Southern Copper Corp.	8,680	795,262
		$ 2,066,182
Philippines — 1.1%
Aboitiz Equity Ventures, Inc.	59,700	$ 32,910
Aboitiz Power Corp.	133,700	91,289
Ayala Corp.	6,835	63,626
Ayala Land, Inc.	86,531	32,924
Ayala Land, Inc. GDR, PFC Shares(1)(3)	3,951,800	0
Bank of the Philippine Islands	32,774	65,288
BDO Unibank, Inc.	43,932	103,422

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Philippines (continued)
Bloomberry Resorts Corp.(1)	250,900	$ 14,711
D&L Industries, Inc.	493,300	50,580
Emperador, Inc.	380,500	104,639
First Gen Corp.	165,322	47,986
Globe Telecom, Inc.	2,461	93,061
GT Capital Holdings, Inc.	4,440	37,575
International Container Terminal Services, Inc.	21,950	131,063
JG Summit Holdings, Inc.	122,158	33,752
Jollibee Foods Corp.	26,326	100,040
Manila Electric Co.	10,790	82,711
Manila Water Co., Inc.	295,100	136,931
Megaworld Corp.	1,361,400	41,208
PLDT, Inc.	7,100	162,489
Puregold Price Club, Inc.	337,403	142,694
Semirara Mining & Power Corp.	86,520	51,264
SM Investments Corp.	9,901	131,912
SM Prime Holdings, Inc.	178,329	70,524
Universal Robina Corp.	50,455	52,484
Wilcon Depot, Inc.	170,900	24,551
		$ 1,899,634
Poland — 2.5%
Allegro.eu SA(1)(4)	33,900	$ 248,783
Asseco Poland SA	7,876	228,569
Bank Polska Kasa Opieki SA	5,843	229,209
Budimex SA	2,710	317,323
CD Projekt SA	7,200	372,348
Cyfrowy Polsat SA(1)	41,244	156,310
Eurocash SA	100,652	212,718
Grupa Azoty SA(1)(2)	9,267	50,189
Grupa Kety SA	575	107,721
KGHM Polska Miedz SA	9,958	305,333
LPP SA	83	334,890
mBank SA(1)	735	113,484
Neuca SA	262	54,191
Orange Polska SA	75,376	147,679
ORLEN SA	41,032	541,040
PGE Polska Grupa Energetyczna SA(1)	51,434	82,544
Powszechna Kasa Oszczednosci Bank Polski SA	24,715	405,492
Powszechny Zaklad Ubezpieczen SA	23,135	283,673
Santander Bank Polska SA	762	94,591
Tauron Polska Energia SA(1)	129,348	134,973
		$ 4,421,060
Qatar — 1.4%
Aamal Co.(1)	230,000	$ 57,537
Security	Shares	Value
Qatar (continued)
Al Meera Consumer Goods Co. QSC	26,954	$ 107,552
Al Rayan Bank	147,361	96,483
Barwa Real Estate Co.	143,634	112,787
Commercial Bank PSQC	49,707	62,682
Gulf International Services QSC	201,811	186,942
Industries Qatar QSC	98,345	370,326
Medicare Group	45,960	57,858
Mesaieed Petrochemical Holding Co.	49,000	20,562
Ooredoo QPSC	39,870	141,287
Qatar Aluminum Manufacturing Co.	204,257	76,579
Qatar Electricity & Water Co. QSC	44,621	193,677
Qatar Gas Transport Co. Ltd.	228,433	269,865
Qatar Islamic Bank QPSC	27,137	153,307
Qatar National Bank QPSC	68,885	315,442
United Development Co. QSC	156,214	49,282
Vodafone Qatar QSC	215,393	121,742
		$ 2,393,910
Romania — 0.6%
Banca Transilvania SA	34,021	$ 194,273
BRD-Groupe Societe Generale SA	27,477	103,869
MED Life SA(1)	112,800	138,387
OMV Petrom SA	2,113,597	320,866
Societatea Nationala de Gaze Naturale ROMGAZ SA	220,460	249,124
Societatea Nationala Nuclearelectrica SA	9,700	82,585
		$ 1,089,104
Russia(6) — 0.0%
Aeroflot PJSC(1)(3)	320,440	$ 0
Alrosa PJSC(1)(3)	177,900	0
Detsky Mir PJSC(1)(3)(4)	105,940	0
Evraz PLC(1)(3)	34,831	0
Federal Grid Co.-Rosseti PJSC(1)(3)	78,095,360	0
GMK Norilskiy Nickel PAO(1)(3)	338,700	0
Inter RAO UES PJSC(1)(3)	6,829,770	0
Magnit PJSC(1)(3)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(1)(3)	182,710	0
MMC Norilsk Nickel PJSC ADR(1)(3)	5	0
Mobile TeleSystems PJSC(1)(3)	89,417	0
Moscow Exchange MICEX-Rates PJSC(1)(3)	47,890	0
Novatek PJSC(1)(3)	23,410	0
OGK-2 PJSC(1)(3)	12,211,000	0
PhosAgro PJSC(1)(3)	2,547	0
PhosAgro PJSC GDR(1)(3)(5)	49	0
PhosAgro PJSC GDR(1)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(1)(3)	20,850	0

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Russia (continued)
Rostelecom PJSC(1)(3)	107,057	$ 0
RusHydro PJSC(1)(3)	16,550,080	0
Sberbank of Russia PJSC(1)(3)	123,888	0
Severstal PAO GDR(1)(3)(5)	13,622	0
Sistema AFK PAO(1)(3)	453,878	0
Surgutneftegas PAO, PFC Shares(1)(3)	260,300	0
Unipro PJSC(1)(3)	1,521,000	0
		$ 0
Saudi Arabia — 4.9%
Abdullah Al Othaim Markets Co.	23,030	$ 65,691
ACWA Power Co.	600	65,425
Ades Holding Co.	17,000	81,321
Advanced Petrochemical Co.(1)	4,088	34,226
Al Hammadi Holding	8,581	100,862
Al Moammar Information Systems Co.(1)	1,700	70,293
Al Rajhi Bank	10,900	287,478
Alandalus Property Co.	10,258	67,514
Aldrees Petroleum and Transport Services Co.	2,362	89,439
Almarai Co. JSC	23,145	363,271
Arabian Centres Co.(4)	8,297	46,925
Arabian Internet & Communications Services Co.	2,600	221,012
Arriyadh Development Co.	9,090	84,279
Astra Industrial Group Co.	1,316	65,927
Banque Saudi Fransi	23,210	99,309
Catrion Catering Holding Co.	3,323	117,386
Dallah Healthcare Co.	3,734	158,476
Dar Al Arkan Real Estate Development Co.(1)	39,620	174,246
Dr. Sulaiman Al Habib Medical Services Group Co.	7,270	566,322
Elm Co.	2,385	740,721
Emaar Economic City(1)	14,344	69,433
Etihad Etisalat Co.	9,420	145,317
Fawaz Abdulaziz Al Hokair & Co.(1)	16,655	68,049
Herfy Food Services Co.(1)	4,801	32,720
Jarir Marketing Co.	70,160	239,686
Leejam Sports Co. JSC	1,692	82,144
Maharah Human Resources Co.	37,080	65,779
Mobile Telecommunications Co. Saudi Arabia	27,145	76,683
Mouwasat Medical Services Co.	5,978	146,725
Nahdi Medical Co.	3,400	106,905
National Agriculture Development Co.(1)	11,300	77,103
National Co. for Learning & Education	1,400	67,928
National Gas & Industrialization Co.	7,147	200,391
National Medical Care Co.	1,900	80,028
Riyad Bank	16,422	128,207
SABIC Agri-Nutrients Co.	2,468	75,663
Security	Shares	Value
Saudi Arabia (continued)
Sahara International Petrochemical Co.	6,353	$ 39,466
Saudi Arabian Mining Co.(1)	12,078	156,681
Saudi Arabian Oil Co.(4)	98,752	730,748
Saudi Awwal Bank	4,956	47,472
Saudi Basic Industries Corp.	9,127	163,007
Saudi Ceramic Co.(1)	10,566	100,654
Saudi Chemical Co. Holding(1)	71,250	196,445
Saudi Electricity Co.	79,968	362,712
Saudi Ground Services Co.	9,867	141,488
Saudi Industrial Investment Group	10,164	47,506
Saudi Kayan Petrochemical Co.(1)	11,609	21,103
Saudi National Bank	20,920	190,553
Saudi Pharmaceutical Industries & Medical Appliances Corp.(1)	9,738	87,984
Saudi Public Transport Co.(1)	16,000	86,787
Saudi Telecom Co.	52,115	603,921
Saudia Dairy & Foodstuff Co.	1,526	134,392
Savola Group(1)	7,032	73,065
Seera Group Holding(1)	22,676	145,489
United Electronics Co.	4,423	116,024
United International Transportation Co.	3,246	74,127
Yanbu National Petrochemical Co.	5,300	52,984
		$ 8,735,492
Slovenia — 0.6%
Cinkarna Celje DD	1,370	$ 39,535
Krka DD Novo mesto	3,984	665,433
Luka Koper	1,400	66,780
Petrol DD Ljubljana	2,020	85,523
Pozavarovalnica Sava DD	2,485	116,901
Telekom Slovenije DD	659	58,704
Zavarovalnica Triglav DD	1,406	64,754
		$ 1,097,630
South Africa — 5.4%
Anglo American Platinum Ltd.(2)	1,244	$ 43,644
Anglogold Ashanti PLC	9,504	286,173
Aspen Pharmacare Holdings Ltd.	54,491	519,538
AVI Ltd.	13,138	69,251
Barloworld Ltd.	41,807	240,374
Bid Corp. Ltd.	13,100	333,582
Bidvest Group Ltd.	42,642	581,707
Capitec Bank Holdings Ltd.	1,232	196,158
Clicks Group Ltd.	13,500	259,771
DataTec Ltd.	72,300	191,046
Discovery Ltd.	12,290	118,957

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
South Africa (continued)
Equites Property Fund Ltd.	104,000	$ 78,688
Exxaro Resources Ltd.	51,110	478,457
FirstRand Ltd.	77,535	315,451
Fortress Real Estate Investments Ltd., Class B	175,418	183,161
Foschini Group Ltd.	12,308	93,532
Gold Fields Ltd.	15,697	268,194
Growthpoint Properties Ltd.	255,900	164,823
Harmony Gold Mining Co. Ltd.	18,553	211,088
Hyprop Investments Ltd.	31,700	74,539
Impala Platinum Holdings Ltd.(1)	18,462	101,332
Kumba Iron Ore Ltd.	2,760	57,326
Life Healthcare Group Holdings Ltd.	258,186	217,610
Mr. Price Group Ltd.	12,155	162,036
MTN Group Ltd.	121,000	742,213
MultiChoice Group(1)	20,757	120,125
Naspers Ltd., Class N	4,507	950,212
NEPI Rockcastle NV	38,480	290,043
Netcare Ltd.(2)	149,337	113,324
Pick n Pay Stores Ltd.(1)(2)	14,362	22,073
Redefine Properties Ltd.	579,291	137,177
Resilient REIT Ltd.	48,463	150,381
Reunert Ltd.	30,146	110,400
Sanlam Ltd.	28,912	126,050
Sasol Ltd.	10,993	50,988
Shoprite Holdings Ltd.	21,115	322,307
Sibanye Stillwater Ltd.(1)	48,312	46,558
SPAR Group Ltd.(1)	14,831	111,265
Standard Bank Group Ltd.	16,101	187,695
Telkom SA SOC Ltd.(1)	33,018	59,156
Thungela Resources Ltd.	2,700	19,669
Tiger Brands Ltd.	10,940	161,871
Vodacom Group Ltd.	50,500	295,359
Wilson Bayly Holmes-Ovcon Ltd.	12,023	134,697
Woolworths Holdings Ltd.	46,024	143,042
Zeda Ltd.	41,807	27,776
		$ 9,568,819
South Korea — 4.5%
Alteogen, Inc.(1)	757	$ 191,782
Amorepacific Corp.(1)	852	75,646
AMOREPACIFIC Group(1)	2,180	36,052
BGF Retail Co. Ltd.(1)	520	36,980
Celltrion Pharm, Inc.(1)	1,487	54,045
Celltrion, Inc.	5,166	634,904
CJ CheilJedang Corp.	423	70,126
CJ Logistics Corp.	566	30,958
Security	Shares	Value
South Korea (continued)
Coway Co. Ltd.(1)	2,548	$ 134,792
Daewoo Industrial Development Co. Ltd.(1)(3)	3,657	0
DL E&C Co. Ltd.(1)	1,924	41,304
E-MART, Inc.	1,232	54,470
GS Holdings Corp.(1)	1,569	41,394
Hankook Tire & Technology Co. Ltd.(1)	1,479	41,495
Hanmi Pharm Co. Ltd.	352	58,801
Hanwha Solutions Corp.(1)	3,687	49,718
HD Hyundai Co. Ltd.	1,210	68,829
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	993	157,393
HLB, Inc.(1)	1,969	108,527
Hugel, Inc.(1)	653	106,079
HYBE Co. Ltd.(1)	500	77,166
Hyundai Department Store Co. Ltd.(1)	1,615	55,817
Hyundai Engineering & Construction Co. Ltd.	2,645	56,307
Hyundai Glovis Co. Ltd.	1,516	154,872
Hyundai Mobis Co. Ltd.	792	142,921
Hyundai Motor Co.	1,500	211,124
Hyundai Steel Co.	3,449	54,670
Kakao Corp.	5,676	149,022
Kangwon Land, Inc.(1)	5,706	65,634
KB Financial Group, Inc.	3,231	202,426
Kia Corp.	3,041	212,194
Korea Electric Power Corp.(1)	4,640	66,966
Korea Zinc Co. Ltd.	283	160,016
Krafton, Inc.(1)	763	190,106
KT&G Corp.	3,552	269,361
Kumho Petrochemical Co. Ltd.(1)	743	53,759
LG Chem Ltd.(1)	652	105,745
LG Corp.(1)	1,914	98,119
LG Electronics, Inc.	909	52,373
LG H&H Co. Ltd.(1)	461	96,949
LG Uplus Corp.	7,151	49,275
Medytox, Inc.	351	28,421
Mezzion Pharma Co. Ltd.(1)	1,597	34,511
NAVER Corp.(1)	2,921	432,562
NCSoft Corp.(1)	372	44,024
Orion Corp. of Republic of Korea(1)	1,268	88,110
POSCO Holdings, Inc.	619	110,276
S-1 Corp.	1,533	62,830
Samsung Biologics Co. Ltd.(1)(4)	429	317,287
Samsung C&T Corp.	554	45,415
Samsung Electro-Mechanics Co. Ltd.	443	40,576
Samsung Electronics Co. Ltd.	29,314	1,046,912
Samsung SDI Co. Ltd.	523	79,244
Samsung SDS Co. Ltd.	570	47,128

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
South Korea (continued)
Shinhan Financial Group Co. Ltd.	1,769	$ 61,621
SK Hynix, Inc.	3,240	436,200
SK Innovation Co. Ltd.(1)	1,810	157,736
SK, Inc.	563	56,991
S-Oil Corp.	2,051	85,798
Yuhan Corp.(1)	2,343	207,626
Zyle Motors Corp.(1)(3)	5,113	0
		$ 7,901,385
Sri Lanka — 0.7%
Aitken Spence PLC	109,000	$ 53,441
Ceylon Tobacco Co. PLC	8,180	40,643
Chevron Lubricants Lanka PLC	64,215	34,459
Commercial Bank of Ceylon PLC	212,708	106,004
Dialog Axiata PLC	1,107,719	51,274
Hatton National Bank PLC	123,656	145,213
John Keells Holdings PLC	4,786,870	364,833
Lanka IOC PLC	93,858	42,594
Melstacorp PLC	426,058	187,314
Sampath Bank PLC	293,638	117,790
Teejay Lanka PLC	251,029	45,741
		$ 1,189,306
Taiwan — 7.7%
Accton Technology Corp.	3,000	$ 68,890
Acer, Inc.	119,519	134,243
Advantech Co. Ltd.	9,565	109,505
Airtac International Group	4,178	108,948
ASE Technology Holding Co. Ltd.	23,561	122,294
Asia Cement Corp.	51,000	63,496
Asustek Computer, Inc.	7,325	133,333
AUO Corp.	150,269	64,751
Catcher Technology Co. Ltd.	12,183	73,169
Cathay Financial Holding Co. Ltd.	71,295	143,751
Center Laboratories, Inc.	133,088	163,631
Chailease Holding Co. Ltd.	13,278	46,331
Cheng Shin Rubber Industry Co. Ltd.	110,672	166,491
China Airlines Ltd.	124,000	97,439
China Motor Corp.	14,926	36,523
China Steel Corp.	335,734	205,466
Chong Hong Construction Co. Ltd.	15,000	38,180
Chunghwa Telecom Co. Ltd.	139,746	533,625
CTBC Financial Holding Co. Ltd.	134,275	159,825
Delta Electronics, Inc.	12,151	158,328
Eclat Textile Co. Ltd.	7,159	114,057
EVA Airways Corp.	81,861	118,028
Security	Shares	Value
Taiwan (continued)
Evergreen International Storage & Transport Corp.	93,000	$ 84,991
Evergreen Marine Corp. Taiwan Ltd.	34,576	214,470
Far Eastern Department Stores Ltd.	70,990	47,723
Far Eastern New Century Corp.	139,695	132,321
Far EasTone Telecommunications Co. Ltd.	73,084	195,968
Feng Hsin Steel Co. Ltd.	32,260	65,406
Feng TAY Enterprise Co. Ltd.	20,160	80,163
Formosa Chemicals & Fibre Corp.	108,014	92,000
Formosa Petrochemical Corp.	79,320	87,237
Formosa Plastics Corp.	85,183	93,581
Formosa Taffeta Co. Ltd.	98,149	56,364
Fubon Financial Holding Co. Ltd.	67,975	190,411
Giant Manufacturing Co. Ltd.	18,868	83,407
Great Wall Enterprise Co. Ltd.	56,455	88,451
Highwealth Construction Corp.	69,220	89,364
Hiwin Technologies Corp.	17,069	151,172
Hon Hai Precision Industry Co. Ltd.	45,443	242,649
Hotai Motor Co. Ltd.	12,240	224,490
Huaku Development Co. Ltd.	14,300	48,196
Innolux Corp.	183,091	77,558
International Games System Co. Ltd.	16,000	457,129
Inventec Corp.	89,966	132,620
Largan Precision Co. Ltd.	795	65,696
Lien Hwa Industrial Holdings Corp.	88,576	133,154
Lite-On Technology Corp.	34,000	111,273
Makalot Industrial Co. Ltd.	13,260	140,368
MediaTek, Inc.	6,462	279,850
Medigen Vaccine Biologics Corp.(1)	20,759	31,074
Mega Financial Holding Co. Ltd.	120,913	142,189
Merida Industry Co. Ltd.	17,657	83,896
momo.com, Inc.	4,158	44,671
Nan Kang Rubber Tire Co. Ltd.(1)	95,253	130,716
Nan Ya Plastics Corp.	125,214	122,417
Nien Made Enterprise Co. Ltd.	11,000	144,400
Novatek Microelectronics Corp.	9,000	141,436
Oneness Biotech Co. Ltd.(1)	22,697	54,350
Pegatron Corp.	23,028	67,002
Polaris Group(1)	27,979	37,987
Pou Chen Corp.	151,819	168,371
President Chain Store Corp.	20,664	163,060
Quanta Computer, Inc.	12,508	99,165
Realtek Semiconductor Corp.	6,002	98,858
Ruentex Development Co. Ltd.	73,133	93,273
Ruentex Industries Ltd.	46,302	96,975
St. Shine Optical Co. Ltd.	22,000	126,766
TA Chen Stainless Pipe Co., Ltd.	67,872	70,209

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Taiwan (continued)
Tainan Spinning Co. Ltd.	147,822	$ 61,691
Taiwan Fertilizer Co. Ltd.	37,000	58,656
Taiwan High Speed Rail Corp.	104,000	86,396
Taiwan Mobile Co. Ltd.	76,296	256,144
Taiwan Semiconductor Manufacturing Co. Ltd.	79,369	2,648,788
Tatung Co. Ltd.(1)	86,000	113,786
TCC Group Holdings Co. Ltd.	172,073	166,318
Teco Electric & Machinery Co. Ltd.	120,000	194,519
Tong Yang Industry Co. Ltd.	20,608	67,370
TTY Biopharm Co. Ltd.	94,096	215,970
Tung Ho Steel Enterprise Corp.	32,200	66,568
Unimicron Technology Corp.	21,000	87,566
Uni-President Enterprises Corp.	211,831	502,959
United Microelectronics Corp.	102,090	121,712
Voltronic Power Technology Corp.	4,000	225,769
Walsin Lihwa Corp.	74,000	55,059
Wei Chuan Foods Corp.	179,000	97,298
Yageo Corp.	3,779	61,332
Yang Ming Marine Transport Corp.	68,621	140,804
Yieh Phui Enterprise Co. Ltd.	92,154	43,258
		$ 13,715,094
Thailand — 5.0%
Advanced Info Service PCL(7)	63,400	$ 532,957
Airports of Thailand PCL(7)	209,700	342,686
Asset World Corp. PCL(7)	613,200	57,270
B Grimm Power PCL(7)	72,100	32,342
Bangkok Bank PCL(7)	17,300	78,950
Bangkok Chain Hospital PCL(7)	316,800	134,479
Bangkok Dusit Medical Services PCL, Class F(7)	746,100	519,595
Bangkok Expressway & Metro PCL(7)	471,900	94,284
Bangkok Land PCL(7)	2,263,800	34,970
Banpu PCL(7)	131,633	19,450
BTS Group Holdings PCL(1)(7)	331,100	60,165
Bumrungrad Hospital PCL(7)	65,400	348,328
Carabao Group PCL(7)	27,500	57,383
Central Pattana PCL(7)	81,600	127,802
Central Retail Corp. PCL(7)	154,166	151,165
Charoen Pokphand Foods PCL(7)	188,700	122,957
Chularat Hospital PCL(7)	1,881,100	121,623
CP ALL PCL(7)	183,700	282,809
CP Axtra PCL(7)	83,872	66,261
CPN Retail Growth Leasehold REIT(7)	146,500	52,553
Delta Electronics Thailand PCL(7)	422,400	1,567,557
Electricity Generating PCL(7)	12,700	41,987
Energy Absolute PCL(7)	252,000	22,951
Security	Shares	Value
Thailand (continued)
Global Power Synergy PCL, Class F(7)	43,300	$ 39,254
Gulf Energy Development PCL(7)	266,100	453,838
Hana Microelectronics PCL(7)	140,900	97,852
Home Product Center PCL(7)	409,255	105,711
Indorama Ventures PCL(7)	172,600	117,308
Intouch Holdings PCL(7)	42,800	123,300
Jasmine International PCL(1)(7)	603,355	34,805
Jaymart Group Holdings PCL(7)	164,100	52,745
Kasikornbank PCL(7)	32,000	152,137
KCE Electronics PCL(7)	152,800	98,959
Land & Houses PCL(7)	489,100	66,604
Mega Lifesciences PCL(7)	111,800	104,499
Minor International PCL(7)	159,544	113,230
PTG Energy PCL(7)	277,800	61,311
PTT Exploration & Production PCL(7)	81,298	306,078
PTT Global Chemical PCL(7)	131,900	83,760
PTT Oil & Retail Business PCL(7)	223,900	76,831
PTT PCL(7)	462,500	431,498
Samart Corp. PCL(1)(7)	297,700	57,336
SCB X PCL(7)	45,300	167,857
SCG Packaging PCL(7)	137,600	67,117
Siam Cement PCL(7)	30,500	138,890
Siam Global House PCL(7)	116,917	34,496
Sri Trang Agro-Industry PCL(7)	89,600	41,531
Stecon Group PCL(7)	251,357	43,666
Thai Beverage PCL(7)	371,300	145,971
Thai Oil PCL(7)	63,600	48,905
True Corp. PCL(1)(7)	1,343,814	464,969
VGI PCL(1)(7)	729,400	65,336
WHA Corp. PCL(7)	1,020,100	143,567
		$ 8,809,885
Tunisia — 0.4%
Banque de Tunisie	38,193	$ 60,208
Banque Internationale Arabe de Tunisie	3,152	95,782
Banque Nationale Agricole	24,362	62,979
Carthage Cement(1)	150,032	105,270
Euro Cycles SA	8,418	32,940
Poulina Group	32,719	88,574
Societe D'Articles Hygieniques SA	16,810	52,187
Societe Frigorifique et Brasserie de Tunis SA	57,148	216,495
Telnet Holding	12,212	25,387
		$ 739,822
Turkey — 4.9%
AG Anadolu Grubu Holding AS	6,200	$ 51,935

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Turkey (continued)
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	289,000	$ 155,040
Akbank TAS	87,196	157,594
Aksa Akrilik Kimya Sanayii AS	399,624	128,653
Aksa Enerji Uretim AS	121,924	139,727
Anadolu Efes Biracilik Ve Malt Sanayii AS	21,780	98,046
Arcelik AS(1)	40,551	143,320
Aselsan Elektronik Sanayi Ve Ticaret AS	34,112	84,322
Aygaz AS	17,910	79,397
Baticim Bati Anadolu Cimento Sanayii AS(1)	564,200	68,858
Bera Holding AS(1)	62,496	29,733
BIM Birlesik Magazalar AS	34,552	530,073
Can2 Termik AS(1)	873,025	37,210
Coca-Cola Icecek AS	88,600	140,701
Dogan Sirketler Grubu Holding AS	178,300	67,474
Dogus Otomotiv Servis ve Ticaret AS	18,700	98,146
EGE Endustri VE Ticaret AS	280	73,889
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	301,130	128,162
Enerjisa Enerji AS(4)	68,903	117,525
Enerya Enerji AS	18,000	114,024
Enka Insaat ve Sanayi AS	89,018	120,717
Eregli Demir ve Celik Fabrikalari TAS	248,228	155,203
Fenerbahce Futbol AS(1)	17,500	25,695
Ford Otomotiv Sanayi AS	8,241	213,600
Gubre Fabrikalari TAS(1)	7,200	53,628
Haci Omer Sabanci Holding AS	44,727	124,577
Hektas Ticaret TAS(1)	652,874	65,639
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	42,459	65,703
Is Gayrimenkul Yatirim Ortakligi AS(1)	221,310	120,699
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	97,127	73,774
KOC Holding AS	35,594	168,734
Logo Yazilim Sanayi Ve Ticaret AS	49,980	167,605
Mavi Giyim Sanayi Ve Ticaret AS, Class B(4)	61,520	121,674
MIA Teknoloji AS(1)	162,900	168,658
Migros Ticaret AS	6,379	103,928
MLP Saglik Hizmetleri AS(1)(4)	21,619	236,649
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	368,337	57,912
Oyak Cimento Fabrikalari AS(1)	202,799	137,199
Pegasus Hava Tasimaciligi AS(1)	16,800	109,682
Petkim Petrokimya Holding AS(1)	175,096	85,372
Reeder Teknoloji Sanayi VE Ticaret AS(1)	173,700	65,649
Sasa Polyester Sanayi AS(1)	1,202,800	122,684
Selcuk Ecza Deposu Ticaret ve Sanayi AS	85,509	166,537
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	1,363,146	115,529
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	118,700	146,160
Sok Marketler Ticaret AS	51,800	56,179
Security	Shares	Value
Turkey (continued)
Tofas Turk Otomobil Fabrikasi AS	18,438	$ 114,313
Torunlar Gayrimenkul Yatirim Ortakligi AS	78,100	129,831
Turk Altin Isletmeleri AS(1)	105,052	66,053
Turk Hava Yollari AO(1)	22,374	197,524
Turk Telekomunikasyon AS(1)	174,514	245,822
Turkcell Iletisim Hizmetleri AS	316,189	950,940
Turkiye Is Bankasi AS, Class C	315,539	124,447
Turkiye Petrol Rafinerileri AS	234,703	923,359
Turkiye Sise ve Cam Fabrikalari AS	78,410	82,997
Ulker Biskuvi Sanayi AS(1)	16,690	56,053
Yapi ve Kredi Bankasi AS	133,100	113,890
Ziraat Gayrimenkul Yatirim Ortakligi AS	379,600	156,734
Zorlu Enerji Elektrik Uretim AS(1)	903,000	102,599
		$ 8,757,777
United Arab Emirates — 2.5%
Abu Dhabi Commercial Bank PJSC	41,744	$ 136,043
Abu Dhabi National Oil Co. for Distribution PJSC	433,000	423,813
ADNOC Drilling Co. PJSC	407,000	598,230
ADNOC Gas PLC	75,600	69,959
Agthia Group PJSC	56,748	95,280
Air Arabia PJSC	212,497	178,595
Aldar Properties PJSC	44,073	91,695
Apex Investment Co. PSC(1)	127,200	161,600
Borouge PLC	162,000	108,921
Dana Gas PJSC(1)	421,411	87,141
Dubai Electricity & Water Authority PJSC	861,560	600,532
Dubai Investments PJSC	212,181	125,238
Dubai Islamic Bank PJSC	109,508	229,123
Emaar Development PJSC	62,700	223,937
Emaar Properties PJSC	47,938	175,947
Emirates Telecommunications Group Co. PJSC	111,500	518,867
Fertiglobe PLC	170,700	115,220
First Abu Dhabi Bank PJSC	66,119	261,551
Modon Holding PSC(1)	107,300	99,494
Multiply Group PJSC(1)	159,900	91,793
		$ 4,392,979
Vietnam — 2.3%
Bank for Foreign Trade of Vietnam JSC(1)	144,967	$ 535,073
Bao Viet Holdings	28,030	56,762
FLC Faros Construction JSC(1)(3)	2	0
Gelex Group JSC(1)	158,500	127,272
Gemadept Corp.	55,866	141,600
Hoa Phat Group JSC(1)	777,245	819,506
Hoa Sen Group	110,622	76,703

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Vietnam (continued)
KIDO Group Corp.	33,828	$ 79,003
Kinh Bac City Development Holding Corp.(1)	38,613	44,453
Masan Group Corp.(1)	103,896	280,866
Novaland Investment Group Corp.(1)	94,187	33,464
PetroVietnam Drilling & Well Services JSC(1)	109,672	102,250
Petrovietnam Fertilizer & Chemicals JSC	64,000	88,033
PetroVietnam Gas JSC	36,646	98,670
PetroVietnam Power Corp.(1)	169,700	77,752
PetroVietnam Technical Services Corp.	27,400	35,953
Phat Dat Real Estate Development Corp.(1)	34,632	26,247
Phu Nhuan Jewelry JSC	4	15
Saigon Beer Alcohol Beverage Corp.	29,220	62,558
Thaiholdings JSC(1)	48,620	69,720
Vietjet Aviation JSC(1)	109,066	433,437
Vietnam Construction and Import-Export JSC(1)	84,022	65,642
Vietnam Dairy Products JSC	92,092	228,170
Vincom Retail JSC(1)	132,380	86,996
Vingroup JSC(1)	156,347	251,301
Vinh Hoan Corp.	28,080	75,881
Vinhomes JSC(1)(4)	101,620	159,598
		$ 4,056,925
Total Common Stocks (identified cost $134,426,107)		$176,302,905

Rights — 0.0%(8)
Security	Shares	Value
Argentina — 0.0%(8)
Grupo Financiero Banorte SAB de CV, Exp. 2/6/25(1)	28	$ 381
Total Rights (identified cost $0)		$ 381

Warrants — 0.0%(8)
Security	Shares	Value
Thailand — 0.0%(8)
Energy Absolute PCL, Exp. 2/28/28(1)	42,000	$ 0
Jasmine International PCL, Exp. 10/10/31(1)	301,678	3,583
Total Warrants (identified cost $0)		$ 3,583

Short-Term Investments — 1.0%
Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(9)	779,580	$ 779,580
Total Affiliated Fund (identified cost $779,580)		$ 779,580

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.39%(10)	996,907	$ 996,907
Total Securities Lending Collateral (identified cost $996,907)		$ 996,907
Total Short-Term Investments (identified cost $1,776,487)		$ 1,776,487

Total Investments — 100.5% (identified cost $136,202,594)	$178,083,356
Other Assets, Less Liabilities — (0.5)%	$ (934,447)
Net Assets — 100.0%	$177,148,909
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at January 31, 2025. The aggregate market value of securities on loan at January 31, 2025 was $5,339,451.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $4,888,407 or 2.8% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $918,391 or 0.5% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	Amount is less than 0.05%.

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Portfolio of Investments — continued

(9)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of January 31, 2025.
(10)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.6%	$22,254,017
Industrials	10.4	18,464,371
Information Technology	10.3	18,189,751
Consumer Discretionary	9.8	17,405,730
Communication Services	9.8	17,361,946
Consumer Staples	9.7	17,204,023
Materials	8.8	15,557,910
Energy	8.5	15,080,111
Health Care	8.3	14,772,000
Utilities	6.1	10,890,784
Real Estate	5.2	9,126,226
Short-Term Investments	1.0	1,776,487
Total Investments	100.5%	$178,083,356
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Statement of Assets and Liabilities

January 31, 2025
Assets
Unaffiliated investments, at value (identified cost $135,423,014) — including $5,339,451 of securities on loan	$177,303,776
Affiliated investments, at value (identified cost $779,580)	779,580
Cash	14
Foreign currency, at value (identified cost $1,403,908)	1,403,487
Dividends receivable	167,810
Dividends receivable from affiliated investments	740
Receivable for Fund shares sold	68,995
Securities lending income receivable	7,620
Tax reclaims receivable	88,063
Trustees' deferred compensation plan	196,567
Total assets	$180,016,652
Liabilities
Collateral for securities loaned	$996,907
Payable for Fund shares redeemed	28,639
Payable to affiliates:
Investment adviser fee	126,294
Administration fee	22,291
Distribution and service fees	4,336
Sub-transfer agency fee	7,767
Trustees' deferred compensation plan	196,567
Other	17,693
Payable for custodian fee	208,302
Accrued foreign capital gains taxes	1,052,480
Accrued expenses	206,467
Total liabilities	$2,867,743
Net Assets	$177,148,909
Sources of Net Assets
Paid-in capital	$405,239,523
Accumulated loss	(228,090,614)
Net Assets	$177,148,909
Class A Shares
Net Assets	$20,320,448
Shares Outstanding	1,420,765
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.30
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$15.09
Class C Shares
Net Assets	$75,457
Shares Outstanding	5,301
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.23
Class I Shares
Net Assets	$146,233,316
Shares Outstanding	10,236,139
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.29

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Statement of Assets and Liabilities — continued

January 31, 2025
Class R6 Shares
Net Assets	$10,519,688
Shares Outstanding	737,046
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.27
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Statement of Operations

Year Ended
January 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $742,862)	$6,916,525
Dividend income from affiliated investments	11,334
Securities lending income, net	93,040
Other income	1,106,152
Total investment income	$8,127,051
Expenses
Investment adviser fee	$1,585,392
Administration fee	279,775
Distribution and service fees:
Class A	55,186
Class C	915
Trustees’ fees and expenses	11,892
Custodian fee	324,929
Transfer and dividend disbursing agent fees	181,860
Legal and accounting services	133,765
Printing and postage	27,417
Registration fees	67,004
Miscellaneous	28,975
Total expenses	$2,697,110
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$322,053
Total expense reductions	$322,053
Net expenses	$2,375,057
Net investment income	$5,751,994
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $278,520)	$8,408,213
Foreign currency transactions	(137,941)
Net realized gain	$8,270,272
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $173,368)	$5,877,637
Foreign currency	77,727
Net change in unrealized appreciation (depreciation)	$5,955,364
Net realized and unrealized gain	$14,225,636
Net increase in net assets from operations	$19,977,630

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Statements of Changes in Net Assets

	Year Ended January 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,751,994	$4,522,878
Net realized gain	8,270,272	3,301,308
Net change in unrealized appreciation (depreciation)	5,955,364	(6,384,101)
Net increase in net assets from operations	$19,977,630	$1,440,085
Distributions to shareholders:
Class A	$(592,043)	$(615,132)
Class C	(1,463)	(1,589)
Class I	(4,657,238)	(4,770,597)
Class R6	(379,933)	(90,741)
Total distributions to shareholders	$(5,630,677)	$(5,478,059)
Transactions in shares of beneficial interest:
Class A	$(3,625,640)	$(2,665,015)
Class C	(50,590)	(95,457)
Class I	(22,770,271)	(20,736,460)
Class R6	7,565,402	1,347,517
Net decrease in net assets from Fund share transactions	$(18,881,099)	$(22,149,415)
Net decrease in net assets	$(4,534,146)	$(26,187,389)
Net Assets
At beginning of year	$181,683,055	$207,870,444
At end of year	$177,148,909	$181,683,055

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Financial Highlights

	Class A
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$13.28	$13.56	$15.11	$14.71	$13.87
Income (Loss) From Operations
Net investment income(1)	$0.41	$0.28	$0.34	$0.25	$0.21
Net realized and unrealized gain (loss)	1.03	(0.19)	(1.32)	0.40	0.79(2)
Total income (loss) from operations	$1.44	$0.09	$(0.98)	$0.65	$1.00
Less Distributions
From net investment income	$(0.42)	$(0.37)	$(0.57)	$(0.25)	$(0.16)
Total distributions	$(0.42)	$(0.37)	$(0.57)	$(0.25)	$(0.16)
Net asset value — End of year	$14.30	$13.28	$13.56	$15.11	$14.71
Total Return(3)	10.90%	0.60%	(6.32)%	4.41%	7.23%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$20,320	$22,177	$25,360	$33,428	$45,629
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.67%	1.68%	1.65%	1.58%	1.55%
Net expenses	1.49%(5)	1.59%(5)	1.65%(5)	1.58%	1.55%
Net investment income	2.87%	2.10%	2.50%	1.63%	1.74%
Portfolio Turnover	7%	5%	10%	5%	19%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2025, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Financial Highlights — continued

	Class C
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$13.18	$13.39	$14.90	$14.47	$13.62
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.21	$0.23	$0.13	$0.12
Net realized and unrealized gain (loss)	1.03	(0.24)	(1.30)	0.40	0.75(2)
Total income (loss) from operations	$1.33	$(0.03)	$(1.07)	$0.53	$0.87
Less Distributions
From net investment income	$(0.28)	$(0.18)	$(0.44)	$(0.10)	$(0.02)
Total distributions	$(0.28)	$(0.18)	$(0.44)	$(0.10)	$(0.02)
Net asset value — End of year	$14.23	$13.18	$13.39	$14.90	$14.47
Total Return(3)	10.10%	(0.25)%	(6.93)%	3.59%	6.42%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$75	$116	$219	$339	$592
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.42%	2.45%	2.40%	2.33%	2.30%
Net expenses	2.24%(5)	2.36%(5)	2.40%(5)	2.33%	2.30%
Net investment income	2.12%	1.57%	1.75%	0.85%	0.96%
Portfolio Turnover	7%	5%	10%	5%	19%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2025, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$13.26	$13.55	$15.10	$14.71	$13.90
Income (Loss) From Operations
Net investment income(1)	$0.45	$0.32	$0.38	$0.30	$0.21
Net realized and unrealized gain (loss)	1.04	(0.20)	(1.33)	0.38	0.83(2)
Total income (loss) from operations	$1.49	$0.12	$(0.95)	$0.68	$1.04
Less Distributions
From net investment income	$(0.46)	$(0.41)	$(0.60)	$(0.29)	$(0.23)
Total distributions	$(0.46)	$(0.41)	$(0.60)	$(0.29)	$(0.23)
Net asset value — End of year	$14.29	$13.26	$13.55	$15.10	$14.71
Total Return(3)	11.30%	0.78%	(6.07)%	4.64%	7.50%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$146,233	$156,416	$180,624	$265,967	$383,984
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.42%	1.43%	1.40%	1.33%	1.30%
Net expenses	1.24%(5)	1.34%(5)	1.40%(5)	1.33%	1.30%
Net investment income	3.12%	2.37%	2.79%	1.91%	1.68%
Portfolio Turnover	7%	5%	10%	5%	19%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2025, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Financial Highlights — continued

	Class R6
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$13.25	$13.54	$15.09	$14.69	$13.89
Income (Loss) From Operations
Net investment income(1)	$0.42	$0.33	$0.37	$0.22	$0.23
Net realized and unrealized gain (loss)	1.07	(0.20)	(1.31)	0.49	0.81(2)
Total income (loss) from operations	$1.49	$0.13	$(0.94)	$0.71	$1.04
Less Distributions
From net investment income	$(0.47)	$(0.42)	$(0.61)	$(0.31)	$(0.24)
Total distributions	$(0.47)	$(0.42)	$(0.61)	$(0.31)	$(0.24)
Net asset value — End of year	$14.27	$13.25	$13.54	$15.09	$14.69
Total Return(3)	11.33%	0.86%	(5.99)%	4.82%	7.45%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,520	$2,973	$1,668	$1,786	$83,963
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.34%	1.35%	1.33%	1.24%	1.21%
Net expenses	1.17%(5)	1.26%(5)	1.33%(5)	1.24%	1.21%
Net investment income	2.87%	2.47%	2.76%	1.42%	1.83%
Portfolio Turnover	7%	5%	10%	5%	19%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2025, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares effective April 29, 2022, and only for such shareholders’ accounts established prior to such date. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU

Parametric
Emerging Markets Fund
January 31, 2025
Notes to Financial Statements — continued

reclaims are recorded as income only when the likelihood of their receipt becomes certain. During the year ended January 31, 2025, the Fund received approximately $1,106,000 from Poland for EU reclaims and interest thereon. Such amount is included in Other income on the Statement of Operations.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of January 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—During the year ended January 31, 2025, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Parametric
Emerging Markets Fund
January 31, 2025
Notes to Financial Statements — continued

The tax character of distributions declared for the years ended January 31, 2025 and January 31, 2024 was as follows:
	Year Ended January 31,
	2025	2024
Ordinary income	$5,630,677	$5,478,059
During the year ended January 31, 2025, accumulated loss was increased by $442,884 and paid-in capital was increased by $442,884 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of January 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 737,468
Deferred capital losses	(261,192,096)
Net unrealized appreciation	32,364,014
Accumulated loss	$(228,090,614)
At January 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $261,192,096 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2025, $261,192,096 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$144,660,970
Gross unrealized appreciation	$64,834,812
Gross unrealized depreciation	(31,412,426)
Net unrealized appreciation	$33,422,386
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion but less than $7.5 billion	0.730%
$7.5 billion and over	0.710%
For the year ended January 31, 2025, the investment adviser fee amounted to $1,585,392 or 0.85% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric),

Parametric
Emerging Markets Fund
January 31, 2025
Notes to Financial Statements — continued

an affiliate of EVM and an indirect, a wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended January 31, 2025, the administration fee amounted to $279,775.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2025, the investment adviser fee paid was reduced by $311 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.49%, 2.24%, 1.24% and 1.17% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after June 1, 2025. Pursuant to this agreement, EVM and Parametric and/or reimbursed $321,742 in total of the Fund’s operating expenses for the year ended January 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2025, EVM earned $18,117 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the year ended January 31, 2025. EVD received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2025 amounted to $55,186 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2025, the Fund paid or accrued to EVD $686 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2025 amounted to $229 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2025, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $12,283,466 and $32,770,227, respectively, for the year ended January 31, 2025.

Parametric
Emerging Markets Fund
January 31, 2025
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	118,497	$ 1,675,575	99,066	$ 1,326,604
Issued to shareholders electing to receive payments of distributions in Fund shares	40,773	571,232	43,465	593,297
Redemptions	(409,048)	(5,872,447)	(341,824)	(4,584,916)
Net decrease	(249,778)	$(3,625,640)	(199,293)	$(2,665,015)
Class C
Issued to shareholders electing to receive payments of distributions in Fund shares	105	$ 1,463	117	$ 1,589
Redemptions	(3,620)	(52,053)	(7,650)	(97,046)
Net decrease	(3,515)	$ (50,590)	(7,533)	$ (95,457)
Class I
Sales	965,363	$13,788,620	1,095,475	$14,638,234
Issued to shareholders electing to receive payments of distributions in Fund shares	163,328	2,284,958	202,593	2,761,341
Redemptions	(2,684,987)	(38,843,849)	(2,833,889)	(38,136,035)
Net decrease	(1,556,296)	$(22,770,271)	(1,535,821)	$(20,736,460)
Class R6
Sales	608,918	$ 8,925,759	147,141	$ 1,961,956
Issued to shareholders electing to receive payments of distributions in Fund shares	25,952	362,802	5,295	72,116
Redemptions	(122,130)	(1,723,159)	(51,287)	(686,555)
Net increase	512,740	$ 7,565,402	101,149	$ 1,347,517
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2025.

Parametric
Emerging Markets Fund
January 31, 2025
Notes to Financial Statements — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At January 31, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $5,339,451 and $5,762,629, respectively. Collateral received was comprised of cash of $996,907 and U.S. government and/or agencies securities of $4,765,722. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$996,907	$ —	$ —	$ —	$996,907
The carrying amount of the liability for collateral for securities loaned at January 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at January 31, 2025.
10  Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $779,580, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the year ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$6,567	$13,603,749	$(12,830,736)	$ —	$ —	$779,580	$11,334	779,580
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Parametric
Emerging Markets Fund
January 31, 2025
Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ 1,458,193	$ 14,760,078	$ —	$ 16,218,271
Asia	3,836,429	83,131,133	45,670	87,013,232
Developed Europe	148,824	1,060,173	—	1,208,997
Emerging Europe	61,150	23,322,235	0	23,383,385
Latin America	23,190,023	4,586,786	—	27,776,809
Middle East	105,294	20,596,917	—	20,702,211
Total Common Stocks	$28,799,913	$147,457,322**	$45,670	$176,302,905
Rights	$ 381	$ —	$ —	$ 381
Warrants	3,583	—	—	3,583
Short-Term Investments:
Affiliated Fund	779,580	—	—	779,580
Securities Lending Collateral	996,907	—	—	996,907
Total Investments	$30,580,364	$ 147,457,322	$45,670	$178,083,356
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2025 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Parametric
Emerging Markets Fund
January 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Emerging Markets Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 24, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Parametric
Emerging Markets Fund
January 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.
Qualified Dividend Income. For the fiscal year ended January 31, 2025, the Fund designates approximately $3,561,127, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended January 31, 2025, the Fund paid foreign taxes of $922,943 and recognized foreign source income of $7,898,860.

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EAEMX-NCSR    1.31.25

Parametric
Volatility Risk Premium -
Defensive Fund
Annual Financial Statements and
Additional Information
January 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information January 31, 2025
Parametric
Volatility Risk Premium - Defensive Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Portfolio of Investments

Common Stocks — 51.2%
Security	Shares	Value
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc.	5,257	$ 1,036,996
L3Harris Technologies, Inc.	8,783	1,862,084
RTX Corp.	27,037	3,486,421
		$ 6,385,501
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	6,721	$ 763,371
		$ 763,371
Automobile Components — 0.0%(1)
Phinia, Inc.	2,206	$ 112,263
		$ 112,263
Automobiles — 1.3%
Ford Motor Co.	24,603	$ 247,998
Tesla, Inc.(2)	36,145	14,624,267
		$ 14,872,265
Banks — 2.1%
Bank of America Corp.	108,635	$ 5,029,801
Fifth Third Bancorp	30,206	1,338,428
Huntington Bancshares, Inc.	106,477	1,831,404
JPMorgan Chase & Co.	37,345	9,982,318
Regions Financial Corp.	69,684	1,717,014
Wells Fargo & Co.	41,846	3,297,465
		$ 23,196,430
Beverages — 0.6%
Coca-Cola Co.	66,794	$ 4,240,083
PepsiCo, Inc.	19,637	2,959,100
		$ 7,199,183
Biotechnology — 0.7%
AbbVie, Inc.	25,007	$ 4,598,787
Amgen, Inc.	11,534	3,292,034
Moderna, Inc.(2)	12,694	500,398
		$ 8,391,219
Broadline Retail — 2.3%
Amazon.com, Inc.(2)	108,036	$ 25,677,997
Security	Shares	Value
Broadline Retail (continued)
Kohl's Corp.(3)	10,396	$ 137,331
		$ 25,815,328
Building Products — 0.2%
A.O. Smith Corp.	16,850	$ 1,134,005
Carrier Global Corp.	20,581	1,345,586
		$ 2,479,591
Capital Markets — 1.3%
Ameriprise Financial, Inc.	4,371	$ 2,375,027
Bank of New York Mellon Corp.	11,810	1,014,833
Cboe Global Markets, Inc.	7,976	1,629,736
Franklin Resources, Inc.	39,702	882,972
Invesco Ltd.	88,542	1,702,663
MarketAxess Holdings, Inc.	1,472	324,767
Nasdaq, Inc.	24,914	2,051,419
S&P Global, Inc.	6,520	3,399,593
State Street Corp.	18,345	1,864,219
		$ 15,245,229
Chemicals — 0.7%
Celanese Corp.	20,614	$ 1,464,419
CF Industries Holdings, Inc.	10,887	1,003,890
Linde PLC	8,502	3,792,912
Sherwin-Williams Co.	6,320	2,263,571
		$ 8,524,792
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	9,107	$ 1,975,035
		$ 1,975,035
Communications Equipment — 0.5%
Cisco Systems, Inc.	71,563	$ 4,336,718
F5, Inc.(2)	4,136	1,229,467
		$ 5,566,185
Construction & Engineering — 0.2%
Quanta Services, Inc.	6,781	$ 2,085,904
		$ 2,085,904
Consumer Finance — 0.4%
Discover Financial Services	12,725	$ 2,558,870
Synchrony Financial	32,515	2,242,885
		$ 4,801,755

1
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	6,395	$ 6,266,332
Kroger Co.	23,840	1,469,498
Walmart, Inc.	56,000	5,496,960
		$ 13,232,790
Containers & Packaging — 0.2%
Avery Dennison Corp.	5,654	$ 1,050,117
Packaging Corp. of America	5,963	1,268,092
Sealed Air Corp.	14,482	504,408
		$ 2,822,617
Distributors — 0.1%
LKQ Corp.	41,986	$ 1,569,857
		$ 1,569,857
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	83,220	$ 3,278,036
		$ 3,278,036
Electric Utilities — 0.8%
Alliant Energy Corp.	25,795	$ 1,518,810
Entergy Corp.	25,836	2,094,783
Evergy, Inc.	23,682	1,519,674
NextEra Energy, Inc.	25,204	1,803,598
NRG Energy, Inc.	18,972	1,943,492
Pinnacle West Capital Corp.	8,220	714,811
		$ 9,595,168
Electrical Equipment — 0.5%
Eaton Corp. PLC	10,470	$ 3,417,827
GE Vernova, Inc.	3,934	1,466,910
Generac Holdings, Inc.(2)	2,562	382,583
		$ 5,267,320
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity PLC	13,238	$ 1,958,827
		$ 1,958,827
Entertainment — 0.7%
Netflix, Inc.(2)	5,544	$ 5,415,158
Walt Disney Co.	21,973	2,484,267
		$ 7,899,425
Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B(2)	23,745	$ 11,128,569
Security	Shares	Value
Financial Services (continued)
Corpay, Inc.(2)	5,211	$ 1,982,733
Mastercard, Inc., Class A	12,073	6,705,707
Visa, Inc., Class A	23,799	8,134,498
		$ 27,951,507
Food Products — 0.2%
Campbell's Co.	16,535	$ 641,062
Conagra Brands, Inc.	47,395	1,227,056
McCormick & Co., Inc., Non Voting Shares	10,130	782,340
		$ 2,650,458
Ground Transportation — 0.3%
J.B. Hunt Transport Services, Inc.	8,122	$ 1,390,649
Union Pacific Corp.	10,581	2,621,866
		$ 4,012,515
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	24,293	$ 3,107,803
Boston Scientific Corp.(2)	32,535	3,330,283
Cooper Cos., Inc.(2)	12,104	1,168,641
IDEXX Laboratories, Inc.(2)	3,057	1,290,207
Insulet Corp.(2)	6,405	1,783,024
Intuitive Surgical, Inc.(2)	6,865	3,925,956
		$ 14,605,914
Health Care Providers & Services — 1.1%
Cencora, Inc.	7,142	$ 1,815,568
CVS Health Corp.	13,550	765,304
DaVita, Inc.(2)	8,276	1,458,231
Quest Diagnostics, Inc.	9,918	1,617,626
UnitedHealth Group, Inc.	13,248	7,186,907
		$ 12,843,636
Hotels, Restaurants & Leisure — 1.1%
Airbnb, Inc., Class A(2)	10,036	$ 1,316,422
Carnival Corp.(2)	59,470	1,645,535
Expedia Group, Inc.(2)	9,477	1,620,093
McDonald's Corp.	12,307	3,553,031
Starbucks Corp.	27,829	2,996,627
Wynn Resorts Ltd.	10,917	948,141
		$ 12,079,849
Household Durables — 0.2%
Lennar Corp., Class A	13,510	$ 1,773,052
		$ 1,773,052

2
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Household Products — 0.5%
Procter & Gamble Co.	35,172	$ 5,838,200
		$ 5,838,200
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	11,147	$ 1,873,031
		$ 1,873,031
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	14,028	$ 3,138,344
		$ 3,138,344
Insurance — 0.9%
Arthur J. Gallagher & Co.	7,052	$ 2,128,435
Assurant, Inc.	6,011	1,293,507
Everest Group Ltd.	3,226	1,121,067
Progressive Corp.	13,267	3,269,520
Unum Group	26,445	2,016,431
		$ 9,828,960
Interactive Media & Services — 4.0%
Alphabet, Inc., Class A	70,666	$ 14,417,277
Alphabet, Inc., Class C	58,714	12,071,598
Meta Platforms, Inc., Class A	27,187	18,736,737
		$ 45,225,612
IT Services — 0.4%
Accenture PLC, Class A	11,010	$ 4,238,300
		$ 4,238,300
Leisure Products — 0.1%
Hasbro, Inc.	14,657	$ 847,761
		$ 847,761
Life Sciences Tools & Services — 0.8%
Danaher Corp.	11,235	$ 2,502,484
IQVIA Holdings, Inc.(2)	7,024	1,414,353
Thermo Fisher Scientific, Inc.	5,748	3,435,867
Waters Corp.(2)	3,206	1,332,029
		$ 8,684,733
Machinery — 0.7%
Flowserve Corp.	2,794	$ 174,960
PACCAR, Inc.	20,719	2,297,323
Pentair PLC	17,848	1,850,481
Security	Shares	Value
Machinery (continued)
Stanley Black & Decker, Inc.	11,622	$ 1,023,549
Westinghouse Air Brake Technologies Corp.	10,792	2,243,873
		$ 7,590,186
Media — 0.2%
Omnicom Group, Inc.	18,506	$ 1,606,136
Paramount Global, Class B	51,123	556,218
		$ 2,162,354
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	43,625	$ 1,563,956
		$ 1,563,956
Multi-Utilities — 0.3%
CMS Energy Corp.	22,648	$ 1,494,768
WEC Energy Group, Inc.	16,366	1,624,489
		$ 3,119,257
Oil, Gas & Consumable Fuels — 1.6%
APA Corp.	26,833	$ 588,448
Chevron Corp.	21,121	3,151,042
ConocoPhillips	13,610	1,345,076
Devon Energy Corp.	44,690	1,523,929
EOG Resources, Inc.	13,580	1,708,228
Exxon Mobil Corp.	53,485	5,713,802
HF Sinclair Corp.	23,402	844,344
Kinder Morgan, Inc.	53,031	1,457,292
ONEOK, Inc.	21,880	2,126,080
		$ 18,458,241
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(2)	18,761	$ 1,374,243
Southwest Airlines Co.	30,684	942,306
		$ 2,316,549
Pharmaceuticals — 1.6%
Eli Lilly & Co.	11,288	$ 9,155,471
Johnson & Johnson	37,165	5,654,655
Merck & Co., Inc.	28,449	2,811,330
		$ 17,621,456
Professional Services — 0.6%
Amentum Holdings, Inc.(2)	8,461	$ 177,427
Jacobs Solutions, Inc.	8,461	1,185,640
Paycom Software, Inc.	8,373	1,737,900

3
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Professional Services (continued)
Robert Half, Inc.	20,841	$ 1,350,288
Verisk Analytics, Inc.	6,550	1,882,732
		$ 6,333,987
Residential REITs — 0.4%
Equity Residential	23,780	$ 1,679,581
Mid-America Apartment Communities, Inc.	9,213	1,405,720
Millrose Properties, Inc., Class A(2)	6,755	74,710
UDR, Inc.	34,674	1,447,293
		$ 4,607,304
Retail REITs — 0.1%
Kimco Realty Corp.	57,235	$ 1,284,926
		$ 1,284,926
Semiconductors & Semiconductor Equipment — 5.5%
Broadcom, Inc.	62,590	$ 13,849,289
Enphase Energy, Inc.(2)	7,296	454,395
KLA Corp.	4,203	3,102,823
NVIDIA Corp.	288,590	34,651,001
Qorvo, Inc.(2)	21,500	1,784,070
QUALCOMM, Inc.	21,795	3,769,009
Teradyne, Inc.	7,902	914,973
Texas Instruments, Inc.	18,046	3,331,472
		$ 61,857,032
Software — 5.1%
Adobe, Inc.(2)	8,204	$ 3,588,840
Crowdstrike Holdings, Inc., Class A(2)	3,580	1,425,090
Fair Isaac Corp.(2)	909	1,703,066
Intuit, Inc.	5,470	3,290,260
Microsoft Corp.	86,551	35,923,858
Oracle Corp.	26,963	4,585,328
Palantir Technologies, Inc., Class A(2)	20,130	1,660,524
Salesforce, Inc.	15,853	5,416,970
		$ 57,593,936
Specialized REITs — 0.4%
Extra Space Storage, Inc.	9,424	$ 1,451,296
Iron Mountain, Inc.	5,457	554,268
Public Storage	6,409	1,912,958
SBA Communications Corp.	5,633	1,112,855
		$ 5,031,377
Specialty Retail — 0.9%
Bath & Body Works, Inc.	20,278	$ 762,656
Security	Shares	Value
Specialty Retail (continued)
CarMax, Inc.(2)	9,383	$ 803,560
Home Depot, Inc.	13,487	5,556,374
Lowe's Cos., Inc.	9,801	2,548,652
		$ 9,671,242
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	177,031	$ 41,779,316
Seagate Technology Holdings PLC	5,761	555,130
Super Micro Computer, Inc.(2)(3)	11,522	328,608
		$ 42,663,054
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp., Class A	3,952	$ 986,814
		$ 986,814
Tobacco — 0.3%
Philip Morris International, Inc.	29,062	$ 3,783,873
		$ 3,783,873
Trading Companies & Distributors — 0.2%
W.W. Grainger, Inc.	1,871	$ 1,988,256
		$ 1,988,256
Total Common Stocks (identified cost $235,749,614)		$ 577,263,763

Short-Term Investments — 50.5%
Affiliated Fund — 3.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(4)	37,500,036	$ 37,500,036
Total Affiliated Fund (identified cost $37,500,036)		$ 37,500,036

Securities Lending Collateral — 1.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.39%(5)	17,707,610	$ 17,707,610
Total Securities Lending Collateral (identified cost $17,707,610)		$ 17,707,610

4
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Portfolio of Investments — continued

U.S. Treasury Obligations — 45.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/20/25	$14,678	$ 14,648,585
0.00%, 3/20/25	21,687	21,572,601
0.00%, 4/17/25	17,707	17,557,003
0.00%, 5/15/25(3)	17,707	17,499,470
0.00%, 6/12/25(6)	7,860	7,742,552
0.00%, 8/7/25(6)	25,353	24,814,266
0.00%, 9/4/25(6)	26,804	26,160,203
0.00%, 10/2/25(6)	25,840	25,142,959
0.00%, 11/28/25(6)	9,430	9,116,982
U.S. Treasury Bonds, 7.625%, 2/15/25	9,847	9,857,070
U.S. Treasury Notes:
0.25%, 7/31/25	57,353	56,240,013
0.25%, 8/31/25	4,248	4,151,191
0.25%, 10/31/25	24,000	23,304,558
0.375%, 4/30/25(3)	9,847	9,755,835
1.50%, 2/15/25	9,847	9,837,828
1.75%, 3/15/25	15,767	15,726,490
2.00%, 8/15/25	12,744	12,589,961
2.75%, 5/15/25	33,427	33,282,412
2.75%, 6/30/25(3)	50,000	49,694,425
3.125%, 8/15/25	8,496	8,444,734
3.875%, 3/31/25	5,920	5,916,159
4.625%, 6/30/25	25,000	25,033,368
4.75%, 7/31/25	25,353	25,410,674
5.00%, 8/31/25(3)	4,248	4,263,636
5.00%, 9/30/25	28,000	28,125,172
5.00%, 10/31/25	28,270	28,414,498
Total U.S. Treasury Obligations (identified cost $513,708,535)		$ 514,302,645
Total Short-Term Investments (identified cost $568,916,181)		$ 569,510,291
Total Investments — 101.7% (identified cost $804,665,795)		$1,146,774,054
Total Written Options — (0.2)% (premiums received $3,108,608)		$ (2,691,518)
Other Assets, Less Liabilities — (1.5)%		$ (16,033,737)
Net Assets — 100.0%		$1,128,048,799

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Amount is less than 0.05%.
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at January 31, 2025. The aggregate market value of securities on loan at January 31, 2025 was $72,519,189.
(4)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of January 31, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.
(6)	Security (or a portion thereof) has been pledged as collateral for written options.

5
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Portfolio of Investments — continued

Written Call Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	79	$47,720,187	$6,115	2/3/25	$ (13,035)
S&P 500 Index	79	47,720,187	6,150	2/3/25	(1,778)
S&P 500 Index	79	47,720,187	6,090	2/5/25	(129,955)
S&P 500 Index	79	47,720,187	6,150	2/5/25	(23,897)
S&P 500 Index	79	47,720,187	6,195	2/7/25	(19,553)
S&P 500 Index	79	47,720,187	6,215	2/7/25	(11,060)
S&P 500 Index	79	47,720,187	6,275	2/19/25	(32,785)
S&P 500 Index	79	47,720,187	6,020	2/10/25	(535,620)
S&P 500 Index	79	47,720,187	6,175	2/12/25	(91,640)
S&P 500 Index	79	47,720,187	6,200	2/14/25	(80,975)
S&P 500 Index	75	45,303,975	6,175	2/24/25	(182,250)
S&P 500 Index	79	47,720,187	6,250	2/28/25	(108,230)
Total					$(1,230,778)
Written Put Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	79	$47,720,187	$5,935	2/5/25	$ (69,520)
S&P 500 Index	79	47,720,187	5,960	2/7/25	(174,195)
S&P 500 Index	79	47,720,187	6,010	2/7/25	(289,535)
S&P 500 Index	79	47,720,187	5,875	2/12/25	(128,770)
S&P 500 Index	79	47,720,187	5,815	2/14/25	(103,885)
S&P 500 Index	79	47,720,187	5,920	2/19/25	(258,330)
S&P 500 Index	75	45,303,975	5,775	2/24/25	(132,750)
S&P 500 Index	79	47,720,187	5,875	2/28/25	(303,755)
Total					$(1,460,740)
Abbreviations:
REITs	– Real Estate Investment Trusts
6
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Statement of Assets and Liabilities

January 31, 2025
Assets
Unaffiliated investments, at value (identified cost $767,165,759) — including $72,519,189 of securities on loan	$1,109,274,018
Affiliated investments, at value (identified cost $37,500,036)	37,500,036
Interest and dividends receivable	2,598,327
Dividends receivable from affiliated investments	71,931
Receivable for premiums on written options	604,303
Receivable for Fund shares sold	633,836
Securities lending income receivable	17,461
Trustees' deferred compensation plan	37,355
Total assets	$1,150,737,267
Liabilities
Collateral for securities loaned	$17,707,610
Written options outstanding, at value (premiums received $3,108,608)	2,691,518
Payable for investments purchased	74,710
Payable for closed written options	17,006
Payable for Fund shares redeemed	1,501,116
Payable to affiliates:
Investment adviser and administration fee	373,856
Sub-transfer agency fee	1,214
Trustees' deferred compensation plan	37,355
Accrued expenses	284,083
Total liabilities	$22,688,468
Net Assets	$1,128,048,799
Sources of Net Assets
Paid-in capital	$777,692,935
Distributable earnings	350,355,864
Net Assets	$1,128,048,799
Class I Shares
Net Assets	$1,128,048,799
Shares Outstanding	71,865,780
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.70
7
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Statement of Operations

Year Ended
January 31, 2025
Investment Income
Dividend income	$6,949,060
Dividend income from affiliated investments	1,557,339
Interest income	22,956,665
Securities lending income, net	206,720
Total investment income	$31,669,784
Expenses
Investment adviser and administration fee	$4,000,303
Trustees’ fees and expenses	66,012
Custodian fee	267,881
Transfer and dividend disbursing agent fees	197,295
Legal and accounting services	103,632
Printing and postage	13,491
Registration fees	41,832
Miscellaneous	30,950
Total expenses	$4,721,396
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$44,750
Total expense reductions	$44,750
Net expenses	$4,676,646
Net investment income	$26,993,138
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$3,849,837
Written options	11,518,959
Net realized gain	$15,368,796
Change in unrealized appreciation (depreciation):
Investments	$113,403,400
Written options	73,883
Net change in unrealized appreciation (depreciation)	$113,477,283
Net realized and unrealized gain	$128,846,079
Net increase in net assets from operations	$155,839,217
8
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Statements of Changes in Net Assets

	Year Ended January 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$26,993,138	$21,079,245
Net realized gain	15,368,796	10,583,215
Net change in unrealized appreciation (depreciation)	113,477,283	70,592,307
Net increase in net assets from operations	$155,839,217	$102,254,767
Distributions to shareholders:
Class I	$(29,070,236)	$(40,536,309)
Total distributions to shareholders	$(29,070,236)	$(40,536,309)
Transactions in shares of beneficial interest:
Class I	$157,405,947	$68,655,764
Net increase in net assets from Fund share transactions	$157,405,947	$68,655,764
Net increase in net assets	$284,174,928	$130,374,222
Net Assets
At beginning of year	$843,873,871	$713,499,649
At end of year	$1,128,048,799	$843,873,871
9
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Financial Highlights

	Class I
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$13.77	$12.67	$14.00	$12.41	$11.94
Income (Loss) From Operations
Net investment income(1)	$0.40	$0.37	$0.14	$0.04	$0.10
Net realized and unrealized gain (loss)	1.94	1.42	(0.50)	1.73	0.46
Total income (loss) from operations	$2.34	$1.79	$(0.36)	$1.77	$0.56
Less Distributions
From net investment income	$(0.36)	$(0.31)	$(0.11)	$(0.05)	$(0.09)
From net realized gain	(0.05)	(0.38)	(0.86)	(0.13)	—
Total distributions	$(0.41)	$(0.69)	$(0.97)	$(0.18)	$(0.09)
Net asset value — End of year	$15.70	$13.77	$12.67	$14.00	$12.41
Total Return(2)	17.09%	14.24%	(2.26)%	14.22%	4.73%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,128,049	$843,874	$713,500	$971,483	$1,047,351
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.47%	0.47%	0.49%	0.47%	0.47%
Net expenses	0.47%(4)	0.47%(4)	0.49%(4)	0.47%	0.47%
Net investment income	2.69%	2.74%	1.04%	0.29%	0.90%
Portfolio Turnover	14%	13%	28%	12%	69%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2025, 2024 and 2023).
10
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Parametric Volatility Risk Premium - Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of January 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
11

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Notes to Financial Statements — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
I  Segment Reporting—During the year ended January 31, 2025, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2025 and January 31, 2024 was as follows:
	Year Ended January 31,
	2025	2024
Ordinary income	$25,432,925	$22,756,302
Long-term capital gains	$3,637,311	$17,780,007
During the year ended January 31, 2025, distributable earnings was decreased by $1,228,235 and paid-in capital was increased by $1,228,235 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
12

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Notes to Financial Statements — continued

As of January 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 2,287,017
Undistributed long-term capital gains	6,001,760
Net unrealized appreciation	342,067,087
Distributable earnings	$350,355,864
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$804,706,967
Gross unrealized appreciation	$342,467,145
Gross unrealized depreciation	(400,058)
Net unrealized appreciation	$342,067,087
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the year ended January 31, 2025, the investment adviser and administration fee amounted to $4,000,303 or 0.40% of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2025, the investment adviser and administration fee paid was reduced by $44,750 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2025, EVM earned $29,341 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $107,035,207 and $72,544,993, respectively, for the year ended January 31, 2025.
13

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Notes to Financial Statements — continued

5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	16,663,313	$248,099,059	12,422,674	$168,245,282
Issued to shareholders electing to receive payments of distributions in Fund shares	1,825,131	27,906,256	2,470,648	33,452,580
Redemptions	(7,905,234)	(118,599,368)	(9,911,347)	(133,042,098)
Net increase	10,583,210	$157,405,947	4,981,975	$ 68,655,764
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2025 is included in the Portfolio of Investments. At January 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at January 31, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Written options	$ —	$(2,691,518)
(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended January 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written options	$11,518,959	$73,883
(1)	Statement of Operations location: Net realized gain (loss): Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written options.
The average number of written options contracts outstanding during the year ended January 31, 2025, which is indicative of the volume of this derivative type, was 1,479 contracts.
14

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Notes to Financial Statements — continued

7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2025.
8  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At January 31, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $72,519,189 and $74,183,285, respectively. Collateral received was comprised of cash of $17,707,610 and U.S. government and/or agencies securities of $56,475,675. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$25,231	$ —	$ —	$ —	$25,231
U.S. Treasury Obligations	17,682,379	—	—	—	17,682,379
Total	$17,707,610	$ —	$ —	$ —	$17,707,610
The carrying amount of the liability for collateral for securities loaned at January 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2025.
15

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Notes to Financial Statements — continued

9   Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $37,500,036, which represents 3.3% of the Fund's net assets. Transactions in such investments by the Fund for the year ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$35,338,944	$683,987,161	$(681,826,069)	$ —	$ —	$37,500,036	$1,557,339	37,500,036
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$577,189,053*	$ 74,710(1)	$ —	$ 577,263,763
Short-Term Investments:
Affiliated Fund	37,500,036	—	—	37,500,036
Securities Lending Collateral	17,707,610	—	—	17,707,610
U.S. Treasury Obligations	—	514,302,645	—	514,302,645
Total Investments	$ 632,396,699	$514,377,355	$ —	$1,146,774,054
Liability Description
Written Call Options	$ (1,230,778)	$ —	$ —	$ (1,230,778)
Written Put Options	(1,460,740)	—	—	(1,460,740)
Total	$ (2,691,518)	$ —	$ —	$ (2,691,518)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
(1)	The category presentation in the Portfolio of Investments is Real Estate.
16

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Volatility Risk Premium - Defensive Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric Volatility Risk Premium - Defensive Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 24, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
17

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2026 will showed the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals, the dividends received deduction for corporations, capital gains dividends and 163(j) interest dividends.
Qualified Business Income. For the fiscal year ended January 31, 2025, the Fund designates approximately $262,198, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.
Qualified Dividend Income. For the fiscal year ended January 31, 2025, the Fund designates approximately $6,421,580, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 21.92% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2025, $10,204,526 or, if subsequently determined to be different, the net capital gain of such year.
163(j) Interest Dividends. For the fiscal year ended January 31, 2025, the Fund designates 69.46% of distributions from net investment income as a 163(j) interest dividend.
18

EIVPX-NCSR    1.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	March 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	March 27, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	March 27, 2025